UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, NY			10105
(Address of principal executive offices)			(Zip code)

Sheelyn Michael First Eagle Funds 1345 Avenue of the Americas New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-212-632-2700

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                 Reports to Stockholders.

Semi-Annual Report

April 30, 2019

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Value Fund

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle High Yield Fund

First Eagle Fund of America

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.feim.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 800.334.2143 or by visiting www.Fundreports.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with a Fund, you can call 800.334.2143 or visit www.Fundreports.com. Your election to receive reports in paper will apply to all funds held with First Eagle or your financial intermediary.

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seem", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Table of Contents

Letter from the President	4
Management's Discussion of Fund Performance	7
Performance Chart	12
First Eagle Global Fund:
Fund Overview	18
Consolidated Schedule of Investments	20
First Eagle Overseas Fund:
Fund Overview	36
Consolidated Schedule of Investments	38
First Eagle U.S. Value Fund:
Fund Overview	52
Consolidated Schedule of Investments	54
First Eagle Gold Fund:
Fund Overview	60
Consolidated Schedule of Investments	62
First Eagle Global Income Builder Fund:
Fund Overview	66
Schedule of Investments	68
First Eagle High Yield Fund:
Fund Overview	82
Schedule of Investments	84
First Eagle Fund of America:
Fund Overview	92
Schedule of Investments	94
Statements of Assets and Liabilities	102
Statements of Operations	110
Statements of Changes in Net Assets	114
Financial Highlights	126
Notes to Financial Statements	146
Fund Expenses	174
General Information	180

First Eagle Funds | Semi-Annual Report | April 30, 2019

Letter from the President

Mehdi Mahmud

Dear Fellow Shareholders,

As noted in past letters, global risks and market volatility have traveled along divergent paths for many quarters. Economic and geopolitical perils—fiscal imbalances, slowing growth, trade tensions, spreading populism—increased steadily while volatility, often seen as a proxy for risk perception, remained relatively calm. Though our crystal ball is foggy at best, we argued that such a divergence was unlikely to persist; either the economic and geopolitical risks would resolve favorably, or market volatility and risk perception would increase materially.

The latter scenario unfolded during the fourth quarter of 2018. Investor sentiment shifted negatively, and heightened risk sensitivity sent markets into a tailspin. A clear change in posture for monetary policy in the US and elsewhere, along with fiscal stimulus in China, injected stability, which in turn resulted in a rapid rally in the first quarter of 2019, with the MSCI World Index approaching its prior peak toward the end of April. This mini-cycle—a period of volatility with a snapback to the prior high—is a good example of the role we generally strive to serve in customers' portfolios: preventing permanent impairment of capital during down markets and generating attractive absolute returns during up markets. As of November 1, 2018, our Global, Overseas and U.S. Value Funds held approximately 30% of their portfolios in defensive assets—cash and cash equivalents, gold and gold-related equities, and short-term bonds. This positioning both shielded the funds against the full force of the stock market downdraft and supplied the liquidity that enabled us to take advantage of emerging opportunities to buy stocks we considered to be at attractive discounted prices.

The perception of a policy U-turn by the US Federal Reserve ("Fed") appeared pivotal in helping reverse investor sentiment at the start of 2019. Stocks and other global risk assets rebounded on expectations that the Fed would proceed cautiously with any additional rate hikes or adjustments to its ongoing balance-sheet reduction. In addition, amid slowing economic growth, China eased monetary conditions while cutting business taxes and boosting infrastructure spending. The European Central Bank signaled that it would keep its rate-hike plans on hold until 2020 or later. The Bank of Japan announced that it would hold interest rates at their extremely low levels until at least the spring of 2020.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Letter from the President

Improved investor sentiment proved fleeting, however, as a mid-May escalation of trade tensions between the US and China gave those already wary of weak global economic momentum another reason to fret. This latest tit-for-tat exchange of tariffs prompted investors to take refuge in perceived safe havens like Treasuries and gold, sending risk assets sharply lower and volatility higher. In early June, however, equity markets began another leg higher on Fed comments that the economic impact of trade frictions could be grounds for more accommodative monetary policy.

As shareholders, you know that First Eagle does not attempt to predict economic or market developments. We invest with a "margin of safety"1 mindset, one security at a time. While fourth quarter market volatility enabled us to build positions in companies we believed to be attractively priced, we remain acutely aware of the longer-term risks that continue to develop across the globe. A continuation of protectionist trade policies likely would be felt broadly, weighing on the growth and productivity of economies worldwide. This includes Europe, which already is contending with slow growth, the ongoing challenge of Brexit and the continued destabilizing rise of anti-establishment sentiment. Debt, too, remains a key concern. China, which has been the epicenter of global debt creation, has opted once again to spur its economy with measures that will add to its sovereign debt, while the US is likely to face persistent budget deficits for years to come despite the overall strength of its economy. Given the magnitude of the global debt overhang, even small downshifts in economic conditions could cause the debt cycle to turn viciously negative—a risk investors have not yet priced into asset valuations.

We believe that our patient, long-term-oriented, "margin of safety" driven approach to value investing has led us to be positioned appropriately for current conditions. We think it is important to remain prudent and to proceed with caution while taking advantage of volatility by deploying capital into great businesses at sensible valuations.

Global Value Team

The Global Value team strives to capitalize on all phases of the market cycle. In falling markets, it aims to buy stocks that are trading below its estimate of intrinsic value; when markets rise it focuses on selling stocks as their prices approach intrinsic value. The Global Value team pursued this countercyclical strategy in the mini-cycle of the November-to-April period, and late-2018 market volatility enabled the team, notably, to expand existing positions across a number of economic sectors. In the Global, Overseas and U.S. Value Funds, holdings of defensive assets—cash, cash equivalents, bonds, gold and gold-related investments—declined in late 2018 but rebuilt as the bull market resumed in 2019 and those Funds became net sellers of stocks.

1  First Eagle defines a "margin of safety" as the difference between a company's purchase price and our estimate of its intrinsic value. Any perceived "margin of safety" or "discount to intrinsic or fundamental value" is no guarantee against loss.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Letter from the President

High Yield Team

The high yield market2 passed through its own mini-cycle in this period, marked by losses in 2018 and a powerful rebound at the start of 2019. While the recovery spurred many investors to take a procyclical stance and reach for yield, the High Yield team continued to exercise discipline, striving to reduce exposure to risks for which it believed the market did not provide adequate compensation. The High Yield team emphasized higher credit quality issues (including a considerable number of investment grade bonds), kept duration short and tried to avoid smaller bond issues that might face liquidity constraints in a market downturn.

Fund of America Team

The 2018 decline in the US equity market3 presented a challenge for Fund of America, given the perceived cyclicality of its holdings. However, many of the largest detractors from the Fund's performance in 2018 were among the largest contributors in the bullish environment that emerged in the first few months of 2019, as investors once again were interested in the potential impact of catalysts such as management change and mergers and acquisitions. The Fund of America team has noted that domestic US equity funds have generally seen net outflows over the historically long tenure of the current bull market. The team views this persistent skepticism constructively, as it is rare for a bull market to end when people are pulling money out of it rather than adding to the exuberance of a market top.

Thank you for entrusting your assets to our stewardship.

Sincerely,

Mehdi Mahmud
President

June 2019

2  E.g., the Bloomberg Barclays U.S. Corporate High Yield Index.

3  E.g., the S&P 500 Index.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Management's Discussion of Fund Performance (unaudited)*

First Eagle Global Fund

The net asset value ("NAV") of the Fund's Class A shares increased 7.50% for the six months ending April 30, 2019, while the MSCI World Index increased 8.83%. The Fund's cash and cash equivalents position was 14.6% as of April 30, 2019.

The five largest contributors to the performance of First Eagle Global Fund over the period were gold bullion, Oracle Corp. (software, US), Comcast Corp. (media, US), KIA Motors Corp. (automobiles, South Korea) and Teradata Corp. (software, US). Collectively, they accounted for 1.69% points of this period's performance.

The five largest detractors were National Oilwell Varco, Inc. (energy equipment & services, US), Schlumberger Ltd. (energy equipment & services, US), Cielo SA (IT services, Brazil), Sompo Holdings, Inc. (insurance, Japan) and KDDI Corp. (wireless telecommunication services, Japan). Their combined negative performance over the six months subtracted 0.96% points from performance.

First Eagle Overseas Fund

The NAV of the Fund's Class A shares increased 7.01% for the six months ending April 30, 2019, while the MSCI EAFE Index increased 7.45%. The Fund's cash and cash equivalents position was 12.9% as of April 30, 2019.

The five largest contributors to the performance of First Eagle Overseas Fund over the period were gold bullion, KIA Motors Corp. (automobiles, South Korea), Nestle SA (food products, Switzerland), Danone SA (food products, France) and Jardine Matheson Holdings Ltd. (industrial conglomerates, Hong Kong). Collectively, they accounted for 1.94% points of this period's performance.

The five largest detractors were Cielo SA (IT services, Brazil), Sompo Holdings, Inc. (insurance, Japan), KDDI Corp. (wireless telecommunication services, Japan), NTT DOCOMO, Inc. (wireless telecommunication services, Japan) and Telefonica Deutschland Holding AG (diversified telecommunication services, Germany). Their combined negative performance over the six months subtracted 0.97% points from performance.

*  Performance information for Class A Shares is without the effect of sales charges and assumes all distributions have been reinvested. If a sales charge was included values would be lower.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Management's Discussion of Fund Performance

First Eagle U.S. Value Fund

The NAV of the Fund's Class A shares increased 7.40% for the six months ending April 30, 2019, while the S&P 500 Index increased 9.76%. The Fund's cash and cash equivalents position was 17.5% as of April 30, 2019.

The five largest contributors to the performance of First Eagle U.S. Value Fund over the period were Teradata Corp. (software, US), gold bullion, Oracle Corp. (software, US), Comcast Corp. (media, US) and Colgate-Palmolive Co. (household products, US). Collectively, they accounted for 2.77% points of this period's performance.

The five largest detractors were National Oilwell Varco, Inc. (energy equipment & services, US), Schlumberger Ltd. (energy equipment & services, US), CH Robinson Worldwide, Inc. (air freight & logistics, US), Vista Outdoor, Inc. (leisure products, US) and Devon Energy Corp. (oil, gas & consumable fuels, US). Their combined negative performance over the six months subtracted 1.16% points from performance.

First Eagle Gold Fund

The NAV of the Fund's Class A shares increased 10.24% for the six months ending April 30, 2019, while the FTSE Gold Mines Index increased 10.40%. The Fund's cash and cash equivalents position was 5.7% as of April 30, 2019.

The five largest contributors to the performance of First Eagle Gold Fund over the period were Wheaton Precious Metals Corp. (metals & mining, Canada), gold bullion, Tahoe Resources, Inc. (metals & mining, US), Newcrest Mining Ltd. (metals & mining, Australia) and Goldcorp Inc. (metals & mining, Canada). Collectively, they accounted for 6.04% points of this period's performance.

The five largest detractors were Industrias Penoles SAB de CV (metals & mining, Mexico), Fresnillo plc (metals & mining, Mexico), Orla Mining Ltd. (metals & mining, Canada), Guyana Goldfields, Inc. (metals & mining, Canada) and Newmont Goldcorp Corp. (metals & mining, US). Their combined negative performance over the six months subtracted 0.99% points from performance.

First Eagle Global Income Builder Fund

The NAV of the Fund's Class A shares increased 5.74% for the six months ending April 30, 2019, while the MSCI World Index increased 8.83% and the Bloomberg Barclays U.S. Aggregate Bond Index increased 5.49%. The composite index1 returned 7.69% over the same time period. The Fund's cash and cash equivalents position was 7.9% as of April 30, 2019.

1  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Management's Discussion of Fund Performance

The five largest contributors to the performance of First Eagle Global Income Builder Fund over the period were Nestle SA (food products, Switzerland), Jardine Matheson Holdings Ltd. (industrial conglomerates, Hong Kong), gold bullion, Colgate-Palmolive Co. (household products, US) and KIA Motors Corp. (automobiles, South Korea). Collectively, they accounted for 1.37% points of this period's performance.

The five largest detractors were Cloud Peak Energy Resources LLC (oil, gas & consumable fuels, US), Cielo SA (IT services, Brazil), Schlumberger Ltd. (energy equipment & services, US), National Oilwell Varco, Inc. (energy equipment & services, US) and NTT DOCOMO, Inc. (wireless telecommunication services, Japan). Their combined negative performance over the six months subtracted 0.82% points from performance.

First Eagle High Yield Fund

The NAV of the Fund's Class I shares increased 1.79% for the six months ending April 30, 2019, while the Bloomberg Barclays U.S. Corporate High Yield Index increased 5.54%. The Fund's cash and cash equivalents position was 5.8% as of April 30, 2019.

The five largest contributors to the performance of First Eagle High Yield Fund over the period were Caelus Energy Alaska 03 LLC, Second Lien Term Loan 9.84% due 04/15/2020 (oil, gas & consumable fuels, US), JBS USA LUX SA 6.75% due 02/15/2028 (food products, US), AMN Healthcare, Inc 5.13% due 10/01/2024 (professional services, US), Shea Homes LP 5.88% due 04/01/2023 (household durables, US) and Acco Brands Corp. 5.25% due 12/15/2024 (commercial services & supplies, US). Collectively, they accounted for 0.80% points of this period's performance.

The five largest detractors were Cloud Peak Energy Resources LLC 12.0% due 11/01/2021 (oil, gas & consumable fuels, US), Southeastern Grocers Inc. (food & staples retailing, US), Ultra Resources, Inc. 7.13% due 04/15/2025 (oil, gas & consumable fuels, US), Weight Watchers International, Inc. 8.63% due 12/01/2025 (diversified consumer services, US) and California Resources Corp. 8.0% due 12/15/2022 (oil, gas & consumable fuels, US). Their combined negative performance over the six months subtracted 2.12% points from performance.

First Eagle Fund of America

The NAV of the Fund's Class Y shares increased 6.76% for the six months ending April 30, 2019, while the S&P 500 Index increased 9.76%. The Fund's cash and cash equivalents position was 5.4% as of April 30, 2019.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Management's Discussion of Fund Performance

The five largest contributors to the performance of First Eagle Fund of America over the period were Versum Materials, Inc. (semiconductors & semiconductor equipment, US), Ball Corp. (containers & packaging, US), Cree, Inc. (semiconductors & semiconductor equipment, US), Wyndham Destinations, Inc. (hotels, restaurants & leisure, US) and Post Holdings, Inc. (food products, US). Collectively, they accounted for 6.82% points of this period's performance.

The five largest detractors were Perrigo Co. plc (pharmaceuticals, US), HP, Inc. (technology hardware, storage & peripherals, US), Albemarle Corp. (chemicals, US), Intrexon Corp. (biotechnology, US) and Conduent, Inc. (IT services, US). Their combined negative performance over the six months subtracted 4.30% points from performance.

Matthew McLennan Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Gold Funds	T. Kimball Brooker, Jr. Portfolio Manager Global, Overseas, U.S. Value and Global Income Builder Funds

Matt Lamphier Portfolio Manager U.S. Value Fund	Edward Meigs Portfolio Manager Global Income Builder and High Yield Funds

Sean Slein Portfolio Manager Global Income Builder and High Yield Funds	Thomas Kertsos Portfolio Manager Gold Fund

First Eagle Funds | Semi-Annual Report | April 30, 2019

Management's Discussion of Fund Performance

Harold Levy Portfolio Manager Fund of America	Eric Stone Portfolio Manager Fund of America

Lukasz Thieme Portfolio Manager Fund of America	Julien Albertini Portfolio Manager Global Income Builder Fund

June 2019

The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact a fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143.

The commentary represents the opinion of Mehdi Mahmud and the Portfolio Management Teams as of June 2019 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Performance Chart1 (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle Global Fund
Class A (SGENX) without sales charge	3.26%	6.38%	5.04%	9.52%	12.89%	1/1/1979[2]
with sales charge	-1.90%	4.57%	3.97%	8.96%	12.78%	1/1/1979[2]
Class C (FESGX)	1.52%	5.58%	4.25%	8.70%	9.46%	06/05/00
Class I (SGIIX)	3.54%	6.66%	5.31%	9.80%	10.36%	07/31/98
Class R3 (EARGX)	3.20%	—	—	—	3.20%	05/01/18
Class R4 (EAGRX)	3.44%	—	—	—	-0.79%	01/17/18
Class R6 (FEGRX)	3.61%	—	—	—	5.15%	03/01/17
MSCI World Index[3]	6.48%	11.39%	7.31%	11.58%	9.59%	01/01/79
First Eagle Overseas Fund
Class A (SGOVX) without sales charge	-1.21%	3.53%	2.97%	8.03%	10.03%	08/31/93
with sales charge	-6.13%	1.76%	1.92%	7.47%	9.86%	08/31/93
Class C (FESOX)	-2.88%	2.76%	2.21%	7.23%	8.61%	06/05/00
Class I (SGOIX)	-0.91%	3.82%	3.25%	8.31%	9.93%	07/31/98
Class R3 (EAROX)	-1.04%	—	—	—	-1.04%	05/01/18
Class R4 (FIORX)	-1.06%	—	—	—	-3.83%	01/17/18
Class R5 (FEROX)	—	—	—	—	3.17%	03/11/19
Class R6 (FEORX)	-0.86%	—	—	—	3.53%	03/01/17
MSCI EAFE Index[4]	-3.22%	7.24%	2.60%	7.95%	4.95%	08/31/93
First Eagle U.S. Value Fund
Class A (FEVAX) without sales charge	6.59%	8.69%	6.57%	10.01%	8.85%	09/04/01
with sales charge	1.29%	6.84%	5.48%	9.45%	8.54%	09/04/01
Class C (FEVCX)	4.81%	7.85%	5.76%	9.19%	8.03%	09/04/01
Class I (FEVIX)	6.88%	8.98%	6.85%	10.30%	9.12%	09/04/01
Class R3 (EARVX)	6.48%	—	—	—	6.48%	05/01/18
Class R6 (FEVRX)	6.91%	—	—	—	6.72%	03/01/17
S&P 500 Index[5]	13.49%	14.87%	11.63%	15.32%	7.69%	09/04/01

First Eagle Funds | Semi-Annual Report | April 30, 2019

Performance Chart (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle Gold Fund
Class A (SGGDX) without sales charge	-9.42%	-7.48%	-3.17%	-1.99%	4.35%	08/31/93
with sales charge	-13.96%	-9.05%	-4.16%	-2.49%	4.20%	08/31/93
Class C (FEGOX)	-10.99%	-8.19%	-3.92%	-2.75%	3.16%	05/15/03
Class I (FEGIX)	-9.12%	-7.20%	-2.89%	-1.73%	4.22%	05/15/03
Class R3 (EAURX)	-9.36%	—	—	—	-9.36%	05/01/18
Class R6 (FEURX)	-9.05%	—	—	—	-7.49%	03/01/17
FTSE Gold Mines Index[6]	-7.13%	-7.71%	-2.17%	-5.07%	-1.31%	08/31/93
MSCI World Index[3]	6.48%	11.39%	7.31%	11.58%	7.00%	08/31/93
First Eagle Global Income Builder Fund
Class A (FEBAX) without sales charge	2.34%	5.92%	3.45%	—	5.88%	05/01/12
with sales charge	-2.77%	4.13%	2.39%	—	5.10%	05/01/12
Class C (FEBCX)	0.58%	5.14%	2.67%	—	5.08%	05/01/12
Class I (FEBIX)	2.69%	6.20%	3.73%	—	6.15%	05/01/12
Class R3 (FBRRX)	2.43%	—	—	—	2.43%	05/01/18
Class R6 (FEBRX)	2.73%	—	—	—	5.13%	03/01/17
Composite Index[7]	6.28%	7.65%	5.55%	—	6.96%	05/01/12
MSCI World Index[3]	6.48%	11.39%	7.31%	—	9.83%	05/01/12
Bloomberg Barclays U.S. Aggregate Bond Index[8]	5.29%	1.90%	2.57%	—	2.33%	05/01/12

First Eagle Funds | Semi-Annual Report | April 30, 2019

Performance Chart (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle High Yield Fund
Class A (FEHAX) without sales charge	3.03%	6.09%	2.61%	—	4.87%	01/03/12
with sales charge	-1.62%	4.48%	1.68%	—	4.22%	01/03/12
Class C (FEHCX)	1.27%	5.35%	1.88%	—	4.09%	01/03/12
Class I (FEHIX)	3.32%	6.44%	2.93%	9.43%	7.90%	11/19/07[9]
Class R3 (EARHX)	2.94%	—	—	—	2.94%	05/01/18
Class R6 (FEHRX)	3.28%	—	—	—	3.47%	03/01/17
Bloomberg Barclays U.S. Corporate High Yield Index[10]	6.74%	7.69%	4.84%	10.15%	7.63%	11/19/07
First Eagle Fund of America
Class A (FEFAX) without sales charge	-4.80%	4.88%	2.52%	10.78%	7.65%	11/20/98
with sales charge	-9.55%	3.10%	1.48%	10.21%	7.38%	11/20/98
Class C (FEAMX)	-6.26%	4.09%	1.75%	9.94%	6.89%	03/02/98
Class I (FEAIX)	-4.54%	5.18%	2.82%	—	6.21%	03/08/13
Class Y (FEAFX)[11]	-4.82%	4.87%	2.51%	10.77%	10.85%	04/10/87
Class R3 (EARFX)	-4.73%	—	—	—	-4.73%	05/01/18
Class R6 (FEFRX)	-4.44%	—	—	—	2.08%	03/01/17
S&P 500 Index[5]	13.49%	14.87%	11.63%	15.32%	9.90%	04/10/87

1  The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143. The average annual returns for Class A Shares "with sales charge" of First Eagle Global, Overseas, U.S. Value, Gold, Fund of America, and Global Income Builder give effect to the deduction of the maximum sales charge of 5.00%. The average annual returns for Class A Shares "with sales charge" of First Eagle High Yield gives effect to the deduction of the maximum sales charge of 4.50%.

The average annual returns for Class C Shares reflect the maximum contingent deferred sales charge (CDSC), which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Performance Chart (unaudited)

Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, and First Eagle Fund of America require $1 million minimum investment and are offered without a sales charge.

Class Y Shares of First Eagle Fund of America are offered without a sales charge.

Class R4 Shares of First Eagle Global Fund and First Eagle Overseas Fund are offered without a sales charge.

Class R5 Shares of First Eagle Overseas Fund are offered without a sales charge.

Class R3 Shares and Class R6 Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, and First Eagle Fund of America are offered without a sales charge.

2  The Fund commenced operation April 28, 1970. Performance for periods prior to January 1, 2000 occurred while a prior portfolio manager of the fund was affiliated with another firm. Inception date shown is when this prior portfolio manager assumed portfolio management responsibilities.

3  The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed markets. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index.

4  The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries. One cannot invest directly in an index.

5  The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

6  The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, and includes dividends reinvested. One cannot invest directly in an index.

7  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index.

8  The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. One cannot invest directly in an index.

9  First Eagle High Yield Fund commenced operations in its present form on December 30, 2011, and is successor to another mutual fund pursuant to a reorganization on December 30, 2011. Information prior to December 30, 2011 is for this predecessor fund. Immediately after the reorganization, changes in net asset value of the Class I shares were partially impacted by differences in how the Fund and the predecessor fund price portfolio securities.

10  The Bloomberg Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

11  As of September 1, 2005 First Eagle Fund of America Class Y is closed to new accounts.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Performance Chart (unaudited)

Expense Ratios As Stated In The Most Recent Prospectus16

	Class A	Class C	Class I	Class Y	Class R3	Class R4	Class R5[12]	Class R6
First Eagle Global Fund	1.11%	1.86%	0.84%	—	1.25%	1.02%	N/A	0.78%
First Eagle Overseas Fund	1.15	1.88	0.86	—	1.21	1.03	0.95%	0.80
First Eagle U.S. Value Fund[13,14]	1.15	1.90	0.87	—	1.24	N/A	N/A	0.86
First Eagle Gold Fund	1.29	2.05	1.00	—	1.32	N/A	N/A	0.91
First Eagle Global Income Builder Fund	1.18	1.93	0.92	—	1.27	N/A	N/A	0.88
First Eagle High Yield Fund[13,15]	1.26	2.01	0.97	—	1.36	N/A	N/A	1.01
First Eagle Fund of America	1.32	2.06	1.02	1.33%	1.38	N/A	N/A	0.98

12  Class R5 Shares commenced investment operations on March 11, 2019 for the First Eagle Overseas Fund. The percentages shown above are based on anticipated expenses of Class R5 for the first fiscal year. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

13  For the First Eagle U.S. Value Fund and High Yield Funds, had fees not been waived and/or expenses reimbursed, returns would have been lower.

14  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 28, 2020. This waiver has the effect of reducing the management fee for the term of the waiver from 0.75% to 0.70% on First Eagle U.S. Value Fund.

15  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.10% of the average daily value of the Fund's net assets for the period through February 28, 2020. This waiver has the effect of reducing the management fee for the term of the waiver from 0.70% to 0.60% on First Eagle High Yield Fund.

16  Certain other share classes were newly organized during the period but did not yet have assets or expenses during the period.

These expense ratios are presented as of March 1, 2019 and may differ from corresponding ratios shown elsewhere in this report because of differing time periods (and/or, if applicable, because these expense ratios do not include expense credits or waivers).

There are risks associated with investing in funds that invest in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. These risks may be more pronounced with respect to investments in emerging markets. Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors.

All securities may be subject to adverse market trends. The value of a Fund's portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States or abroad. This may cause a Fund's portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

In addition to investments in larger companies, each Fund may invest in small and medium-size companies, which historically have been more volatile in price than larger company securities, especially over the short term. Positions in smaller companies, especially when the Fund is a large holder of a small

First Eagle Funds | Semi-Annual Report | April 30, 2019

Performance Chart (unaudited)

company's securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds consider small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

Holding illiquid securities restricts or otherwise limits the ability for a Fund to freely dispose of its investments for specific periods of time. A Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments.

Investment in gold and gold-related investments present certain risks, including political and economic risks affecting the price of gold and other precious metals including specific changes in U.S. and foreign regulatory policies, tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of investments in such securities may also be affected. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

The event-driven investment style of the First Eagle Fund of America carries the additional risk that the event anticipated occurs later than expected, does not occur at all, or does not have the desired effect on the market price of the securities.

First Eagle High Yield and Global Income Builder Funds invest in high yield instruments (commonly known as "junk bonds") which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade instruments and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

First Eagle High Yield and Global Income Builder Funds invest in bank loans. These investments potentially expose a fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, a fund may decline to receive non-public information relating to loans, which could disadvantage the fund relative to other investors.

Funds that invest in bonds are subject to credit and interest rate risk. The value of a fund's portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by a fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

Income generation and dividends are not guaranteed. If dividend paying stocks in the fund's portfolio stop paying or reduce dividends the fund's ability to generate income will be adversely affected.

An investment made at a perceived "margin of safety" or "discount to intrinsic or fundamental value" can trade at prices substantially lower than when an investment is made, so that any perceived "margin of safety" or "discount to value" is no guarantee against loss.

All investments involve the risk of loss.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund

Fund Overview

Data as of April 30, 2019 (unaudited)

Investment Objective

The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. This truly global fund is managed with a highly disciplined, bottom-up, value-oriented style.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Global Fund	Class A	without sales load	3.26	5.04	9.52
		with sales load	-1.90	3.97	8.96
MSCI World Index			6.48	7.31	11.58
Consumer Price Index			2.00	1.51	1.83

Asset Allocation* (%)

Sectors* (%)
Financials	14.2
Industrials	12.3
Commodities	8.7
Consumer Staples	8.3
Materials	7.7
Information Technology	7.6
Communication Services	6.9
Energy	6.1
Consumer Discretionary	5.2
Health Care	4.2
Real Estate	3.5
Foreign Government Securities	0.5
Utilities	0.2
Short-Term Investments	14.6

Countries*~ (%)

United States	45.3
Japan	11.2
United Kingdom	6.2
France	5.2
Canada	4.5
Switzerland	2.4
Hong Kong	2.4
South Korea	2.1
Sweden	1.0
Germany	0.8
Thailand	0.7
Belgium	0.5
Mexico	0.5
Australia	0.5
Taiwan	0.4
Singapore	0.4
Ireland	0.3
Brazil	0.3
Norway	0.2
Denmark	0.2
Russia	0.2
Indonesia	0.1
Italy	0.0	^
Israel	0.0	^
Malaysia	0.0	^
Venezuela	—
Short-Term Investments	14.6

^Less than 0.05%.

*Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed markets. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	8.6
Oracle Corp. (Software, United States)	2.4
Comcast Corp. (Media, United States)	2.1
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	1.8
FANUC Corp. (Machinery, Japan)	1.6
Schlumberger Ltd. (Energy Equipment & Services, United States)	1.5
British American Tobacco plc (Tobacco, United Kingdom)	1.5
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs), United States)	1.5
Danone SA (Food Products, France)	1.3
Philip Morris International, Inc. (Tobacco, United States)	1.3
Total	23.6

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 75.8%
Australia — 0.5%
Newcrest Mining Ltd.	13,960,883	246,622,189
Belgium — 0.5%
Groupe Bruxelles Lambert SA	2,788,865	267,062,257
Brazil — 0.3%
Cielo SA	71,021,952	139,106,014
Canada — 4.5%
Agnico Eagle Mines Ltd.	5,969,324	247,203,176
Barrick Gold Corp.	23,564,409	299,739,283
Cenovus Energy, Inc.	13,128,069	130,099,164
Franco-Nevada Corp.	2,231,051	159,855,629
Imperial Oil Ltd.	10,087,781	293,062,952
Nutrien Ltd.	11,230,751	608,482,089
Power Corp. of Canada	8,981,703	206,089,087
Wheaton Precious Metals Corp.	13,906,393	301,490,600
		2,246,021,980
Denmark — 0.2%
ISS A/S	3,009,360	93,716,417
France — 5.2%
Bouygues SA	1,321,840	49,757,208
Cie de Saint-Gobain	8,744,290	358,515,322
Danone SA	8,247,355	666,756,778
Legrand SA	2,040,139	150,058,086
LVMH Moet Hennessy Louis Vuitton SE	320,194	125,713,678
Rexel SA	11,789,132	158,491,838
Robertet SA	157,260	100,361,816
Robertet SA CI (non-voting)‡ (a)	42,252	18,875,373
Sabeton SA (b)	385,000	9,501,905
Sanofi	5,076,679	442,936,671
Sodexo SA	3,415,190	391,666,259
Wendel SA	1,067,994	147,927,668
		2,620,562,602
Germany — 0.8%
HeidelbergCement AG	4,420,456	357,703,440
Hornbach Baumarkt AG	29,871	576,257

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Germany — 0.8% (continued)
Hornbach Holding AG & Co. KGaA (b)	1,181,422	64,067,755
		422,347,452
Hong Kong — 2.4%
CK Asset Holdings Ltd.	26,868,500	216,037,238
Guoco Group Ltd.	12,693,580	188,949,183
Hang Lung Properties Ltd.	69,905,969	164,539,535
Hysan Development Co. Ltd.	23,322,348	130,715,508
Jardine Matheson Holdings Ltd.	6,979,771	459,478,911
Jardine Strategic Holdings Ltd.	520,800	19,701,422
		1,179,421,797
Ireland — 0.3%
CRH plc	4,704,407	157,930,173
Israel — 0.0% (c)
Israel Chemicals Ltd.	2,913,659	15,470,913
Italy — 0.0% (c)
Italmobiliare SpA	932,842	20,758,106
Japan — 11.2%
Chofu Seisakusho Co. Ltd. (b)	3,346,500	70,656,849
FANUC Corp.	4,297,200	807,338,873
Hirose Electric Co. Ltd. (b)	2,622,015	303,890,981
Hoshizaki Corp.	1,628,700	105,592,722
Hoya Corp.	2,572,540	181,692,431
KDDI Corp.	27,239,700	627,808,276
Keyence Corp.	387,100	241,857,678
Komatsu Ltd.	942,500	24,345,161
Mitsubishi Electric Corp.	16,621,500	237,852,553
Mitsubishi Estate Co. Ltd.	30,826,080	521,267,486
MS&AD Insurance Group Holdings, Inc.	6,636,820	206,296,894
Nissin Foods Holdings Co. Ltd.	1,933,930	127,990,427
NTT DOCOMO, Inc.	16,534,400	359,054,173
Olympus Corp.	1,619,924	18,181,391
Secom Co. Ltd.	6,562,730	552,131,348
Shimano, Inc.	1,737,990	255,455,654
SMC Corp.	698,556	291,762,439

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Japan — 11.2% (continued)
Sompo Holdings, Inc.	16,952,900	639,856,512
T Hasegawa Co. Ltd. (b)	3,002,800	48,519,954
		5,621,551,802
Mexico — 0.5%
Fresnillo plc	18,230,274	178,552,478
Industrias Penoles SAB de CV	6,401,020	73,461,772
		252,014,250
Norway — 0.2%
Orkla ASA	13,983,441	109,749,633
Russia — 0.2%
Gazprom PJSC, ADR	15,687,012	78,424,628
South Korea — 2.0%
Hyundai Mobis Co. Ltd.	1,067,561	212,952,037
Kia Motors Corp.	9,085,322	352,182,625
KT&G Corp.	4,321,898	378,046,084
Lotte Confectionery Co. Ltd.	153,688	24,328,294
Lotte Corp.	913,277	38,377,201
Namyang Dairy Products Co. Ltd. (b)	39,989	21,018,915
		1,026,905,156
Sweden — 1.0%
Investor AB, Class A	5,109,626	242,712,632
Investor AB, Class B	3,394,798	161,903,734
Svenska Handelsbanken AB, Class A	7,369,262	80,495,170
		485,111,536
Switzerland — 2.4%
Cie Financiere Richemont SA (Registered)	4,561,324	333,443,474
Nestle SA (Registered)	5,532,272	532,634,161
Pargesa Holding SA	4,327,670	340,106,996
		1,206,184,631
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,821,460	211,276,377
Thailand — 0.6%
Bangkok Bank PCL, NVDR	50,457,600	321,033,083

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
United Kingdom — 6.2%
Berkeley Group Holdings plc	5,013,920	245,966,040
British American Tobacco plc	18,990,473	743,456,992
BT Group plc	46,726,193	139,431,654
Diageo plc	5,015,267	211,432,186
GlaxoSmithKline plc	14,471,132	297,283,698
Liberty Global plc, Class C*	2,133,100	55,780,565
Linde plc	2,507,088	452,139,200
Lloyds Banking Group plc	499,952,090	408,878,258
TechnipFMC plc	13,809,138	339,566,703
Unilever NV, CVA	1,496,617	90,552,183
WPP plc	9,574,565	119,469,480
		3,103,956,959
United States — 36.4%
3M Co.	2,352,267	445,778,119
Alleghany Corp.*	418,350	274,805,748
Alphabet, Inc., Class A*	134,718	161,521,493
Alphabet, Inc., Class C*	163,012	193,736,502
American Express Co.	2,970,047	348,178,610
Analog Devices, Inc.	2,899,743	337,066,126
Anthem, Inc.	1,120,526	294,731,954
Bank of New York Mellon Corp. (The)	12,448,145	618,174,881
BB&T Corp.	8,242,132	421,997,158
Berkshire Hathaway, Inc., Class A*	865	281,194,209
Booking Holdings, Inc.*	99,817	185,159,537
Brown & Brown, Inc.	7,986,426	253,569,025
CH Robinson Worldwide, Inc.	4,051,312	328,156,272
Cincinnati Financial Corp.	1,071,839	103,089,475
Cintas Corp.	481,614	104,577,664
Colgate-Palmolive Co.	8,044,177	585,535,644
Comcast Corp., Class A	24,265,172	1,056,262,937
ConocoPhillips	2,243,060	141,581,947
Cummins, Inc.	1,698,225	282,397,835
Deere & Co.	3,176,107	526,058,602
DENTSPLY SIRONA, Inc.	4,419,926	225,990,816

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
United States — 36.4% (continued)
Exxon Mobil Corp.	11,628,713	933,553,080
Facebook, Inc., Class A*	1,528,101	295,534,733
Flowserve Corp. (b)	8,414,508	412,563,327
H&R Block, Inc.	4,834,057	131,534,691
HCA Healthcare, Inc.	1,665,329	211,879,809
IPG Photonics Corp.*	1,136,199	198,528,051
JG Boswell Co.	2,485	1,659,980
Microsoft Corp.	3,129,275	408,683,315
Mills Music Trust (b)	31,592	834,029
National Oilwell Varco, Inc.	14,744,541	385,422,302
Newmont Goldcorp Corp.	9,496,629	294,965,297
NOW, Inc.* (b)	5,851,664	85,551,328
Omnicom Group, Inc.	5,479,376	438,514,461
Oracle Corp.	21,694,881	1,200,377,766
Philip Morris International, Inc.	7,481,865	647,630,234
Royal Gold, Inc.	1,260,596	109,747,488
San Juan Basin Royalty Trust (b)	3,908,035	17,703,399
Schlumberger Ltd.	17,555,849	749,283,635
Scotts Miracle-Gro Co. (The)	2,003,105	170,303,987
Synchrony Financial	4,598,056	159,414,602
Teradata Corp.* (b)	10,721,521	487,507,560
Texas Instruments, Inc.	2,493,377	293,794,612
Tiffany & Co.	1,855,384	200,047,503
Travelers Cos., Inc. (The)	1,371,426	197,142,487
UGI Corp.	2,250,707	122,686,039
Union Pacific Corp.	2,240,160	396,597,926
Universal Health Services, Inc., Class B	2,116,279	268,492,317
US Bancorp	7,819,459	416,933,554
Varian Medical Systems, Inc.*	957,070	130,324,222
Vista Outdoor, Inc.* (b)	3,252,457	28,068,704
Wells Fargo & Co.	5,277,457	255,481,693
Weyerhaeuser Co., REIT	27,360,795	733,269,306
Willis Towers Watson plc	2,058,297	379,426,469

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares		Value ($)
United States — 36.4% (continued)
WR Berkley Corp.		6,530,600	400,325,780
			18,333,348,240
Total Common Stocks (Cost $27,800,749,226)			38,158,576,195
	Ounces
Commodities — 8.6%
Gold bullion* (Cost $3,612,150,427)		3,388,066	4,349,802,618
	Principal Amount ($)
Foreign Government Securities — 0.6%
Indonesia — 0.2%
Indonesia Treasury Bond 8.25%, 7/15/2021	IDR	965,460,000,000	69,610,276
Malaysia — 0.0% (c)
Malaysia Government Bond 3.66%, 10/15/2020	MYR	54,021,000	13,115,063
Singapore — 0.4%
Singapore Government Bond 3.25%, 9/1/2020	SGD	119,604,000	89,478,319
2.25%, 6/1/2021	SGD	147,741,000	109,331,164
			198,809,483
Venezuela, Bolivarian Republic of — 0.0%
Venezuela Government Bond (Oil Indexed Payment Obligation) Zero Coupon, 4/15/2020‡ (a)(d)(e)		53,230	—
Total Foreign Government Securities (Cost $282,856,230)			281,534,822
Corporate Bonds — 0.0% (c)
United States — 0.0% (c)
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡ (Cost $4,953,827)		5,467,000	5,453,333

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
Short-Term Investments — 14.5%
Commercial Paper — 14.5%
American Honda Finance Corp. 2.50%, 7/8/2019 (f)	35,000,000	34,832,560
Apple, Inc. 2.48%, 5/2/2019 (f)(g)	40,313,000	40,307,632
2.47%, 5/10/2019 (f)(g)	40,802,000	40,774,606
2.47%, 5/15/2019 (f)(g)	60,000,000	59,939,250
2.46%, 6/4/2019 (f)(g)	33,961,000	33,880,371
2.48%, 6/5/2019 (f)(g)	40,429,000	40,330,272
2.47%, 6/10/2019 (f)(g)	72,979,000	72,775,867
2.47%, 6/11/2019 (f)(g)	27,233,000	27,155,350
2.49%, 7/9/2019 (f)(g)	36,487,000	36,313,180
2.49%, 7/10/2019 (f)(g)	39,336,000	39,145,853
Avery Dennison Corp. 2.50%, 5/1/2019 (f)	12,640,000	12,639,118
BASF SE 2.51%, 5/15/2019 (f)	66,526,000	66,458,088
2.50%, 5/16/2019 (f)	61,194,000	61,127,340
2.51%, 6/26/2019 (f)	32,887,000	32,756,354
Berkshire Hathaway Energy Co. 2.60%, 5/10/2019 (f)	43,037,000	43,005,989
Boeing Co. (The) 2.56%, 5/22/2019 (f)	36,243,000	36,186,477
2.63%, 6/10/2019 (f)	40,629,000	40,511,978
2.62%, 7/10/2019 (f)	80,384,000	79,972,284
2.62%, 7/23/2019 (f)	50,000,000	49,695,967
BP Capital Markets plc 2.47%, 5/20/2019 (f)	30,336,000	30,294,187
2.56%, 6/14/2019 (f)	39,500,000	39,374,193
2.63%, 6/17/2019 (f)	38,975,000	38,842,173
2.67%, 6/20/2019 (f)	38,975,000	38,833,430
2.63%, 7/3/2019 (f)	72,431,000	72,096,337
2.63%, 7/8/2019 (f)	27,056,000	26,920,549
2.63%, 7/11/2019 (f)	38,278,000	38,077,423
Bunge Asset Funding Corp. 2.65%, 5/1/2019 (f)	12,898,000	12,897,046

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 14.5% (continued)
Chevron Corp. 2.43%, 5/6/2019 (f)	33,912,000	33,898,447
2.49%, 5/13/2019 (f)	69,100,000	69,039,739
2.44%, 5/21/2019 (f)	50,000,000	49,929,300
2.43%, 5/23/2019 (f)	100,000,000	99,845,453
Cisco Systems, Inc. 2.46%, 5/7/2019 (f)	40,802,000	40,782,880
2.46%, 5/9/2019 (f)	63,374,000	63,335,738
2.52%, 5/14/2019 (f)	34,554,000	34,521,387
2.52%, 6/6/2019 (f)	40,802,000	40,699,384
2.46%, 6/11/2019 (f)	62,650,000	62,470,779
2.46%, 6/20/2019 (f)	50,000,000	49,825,962
EI du Pont de Nemours & Co. 2.72%, 5/3/2019 (f)	50,000,000	49,989,250
2.74%, 5/6/2019 (f)	26,209,000	26,197,695
2.74%, 5/9/2019 (f)	9,467,000	9,460,858
2.73%, 7/2/2019 (f)	48,500,000	48,267,443
Eli Lilly & Co. 2.55%, 6/13/2019 (f)	52,702,000	52,543,929
Engie SA 2.61%, 5/3/2019 (f)	67,744,000	67,730,338
2.68%, 5/13/2019 (f)	70,100,000	70,038,107
2.62%, 6/4/2019 (f)	25,000,000	24,939,892
2.66%, 6/14/2019 (f)	50,868,000	50,709,038
Eni Finance USA, Inc. 2.59%, 5/1/2019 (f)	29,665,000	29,662,858
Erste Abwicklungsanstalt 2.55%, 5/13/2019 (f)(g)	40,313,000	40,277,698
EssilorLuxottica SA 2.62%, 6/3/2019 (f)	78,506,000	78,320,713
2.62%, 6/10/2019 (f)	46,464,000	46,331,918
Exxon Mobil Corp. 2.47%, 5/2/2019 (f)	100,000,000	99,986,739
GlaxoSmithKline Finance plc 2.52%, 5/16/2019 (f)	45,700,000	45,649,608
2.51%, 5/22/2019 (f)	22,551,000	22,516,740

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 14.5% (continued)
GlaxoSmithKline LLC 2.51%, 5/10/2019 (f)	70,654,000	70,605,935
2.52%, 5/31/2019 (f)	5,600,000	5,587,940
2.56%, 6/7/2019 (f)	49,962,000	49,829,576
Henkel US Operations Corp. 2.52%, 7/8/2019 (f)	21,218,000	21,116,086
2.52%, 7/9/2019 (f)	64,259,000	63,945,756
2.52%, 7/11/2019 (f)	34,615,000	34,441,371
Hitachi America Capital Ltd. 2.60%, 5/1/2019 (f)	42,563,000	42,559,929
IBM Credit LLC 2.48%, 5/8/2019 (f)	38,200,000	38,179,355
2.50%, 5/16/2019 (f)	37,123,000	37,082,561
2.54%, 6/12/2019 (f)	58,776,000	58,602,384
Intel Corp. 2.45%, 6/12/2019 (f)	24,691,000	24,618,656
John Deere Financial Ltd. 2.48%, 5/17/2019 (f)	153,262,000	153,086,060
2.49%, 5/21/2019 (f)	93,563,000	93,430,156
2.49%, 6/3/2019 (f)	11,643,000	11,616,290
Kreditanstalt fuer Wiederaufbau 2.49%, 6/18/2019 (f)	95,394,000	95,067,967
2.49%, 7/1/2019 (f)	32,763,000	32,619,623
2.52%, 7/2/2019 (f)	68,417,000	68,112,767
2.52%, 7/8/2019 (f)	90,652,000	90,210,155
2.52%, 7/17/2019 (f)	29,631,000	29,467,546
LVMH Moet Hennessy Louis Vuitton, Inc. 2.49%, 5/20/2019 (f)	79,000,000	78,890,146
2.62%, 6/13/2019 (f)	42,586,000	42,452,181
2.64%, 6/19/2019 (f)	36,931,000	36,798,664
Merck & Co., Inc. 2.44%, 5/6/2019 (f)	33,961,000	33,947,376
2.44%, 5/7/2019 (f)	33,961,000	33,945,085
MetLife Short Term Funding LLC 2.49%, 5/1/2019 (f)	48,962,000	48,958,691
2.52%, 6/12/2019 (f)	54,712,000	54,549,474
2.50%, 7/11/2019 (f)	80,902,000	80,493,283
2.51%, 7/17/2019 (f)	50,000,000	49,725,483

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 14.5% (continued)
Mitsubishi International Corp. 2.52%, 7/15/2019 (f)	69,284,000	68,913,069
2.52%, 7/16/2019 (f)	64,953,000	64,600,541
Nestle Finance International Ltd. 2.47%, 6/13/2019 (f)	60,623,000	60,442,653
Novartis Finance Corp. 2.51%, 5/8/2019 (f)	46,408,000	46,383,125
NRW Bank 2.55%, 5/15/2019 (f)	69,107,000	69,036,165
2.51%, 6/6/2019 (f)	42,501,000	42,392,888
2.53%, 6/21/2019 (f)	32,763,000	32,645,399
2.53%, 6/24/2019 (f)	32,763,000	32,638,514
2.54%, 7/10/2019 (f)	61,306,000	61,003,123
2.53%, 7/18/2019 (f)	162,901,000	162,001,944
2.54%, 7/22/2019 (f)	50,000,000	49,709,385
2.52%, 7/29/2019 (f)	38,900,000	38,653,958
2.54%, 8/2/2019 (f)	125,000,000	124,173,910
PepsiCo, Inc. 2.41%, 5/24/2019 (f)	31,498,000	31,446,637
Pfizer, Inc. 2.51%, 5/6/2019 (f)	100,000,000	99,959,883
2.51%, 5/7/2019 (f)	75,000,000	74,964,854
2.52%, 7/16/2019 (f)	41,075,000	40,857,032
2.52%, 7/17/2019 (f)	90,652,000	90,164,503
2.50%, 7/22/2019 (f)	81,741,000	81,272,681
2.50%, 7/23/2019 (f)	78,671,000	78,214,656
2.50%, 7/24/2019 (f)	61,306,000	60,946,006
Philip Morris International, Inc. 2.47%, 5/8/2019 (f)	27,233,000	27,218,173
Praxair, Inc. 2.44%, 6/6/2019 (f)	98,700,000	98,452,482
Province of Quebec Canada 2.44%, 5/29/2019 (f)	47,400,000	47,306,871
2.44%, 5/30/2019 (f)	47,400,000	47,303,620
2.48%, 6/11/2019 (f)	38,929,000	38,817,637
2.47%, 6/17/2019 (f)	76,261,000	76,011,068
2.49%, 7/9/2019 (f)	24,070,000	23,954,069

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 14.5% (continued)
PSP Capital, Inc. 2.47%, 5/3/2019 (f)(g)	17,399,000	17,395,520
2.47%, 5/8/2019 (f)(g)	35,655,000	35,635,889
2.54%, 5/14/2019 (f)(g)	90,000,000	89,915,055
2.53%, 6/4/2019 (f)(g)	13,543,000	13,510,781
2.51%, 6/17/2019 (f)(g)	40,429,000	40,296,178
2.52%, 6/19/2019 (f)(g)	55,153,000	54,964,024
2.52%, 7/3/2019 (f)(g)	17,332,000	17,255,493
2.52%, 7/17/2019 (f)(g)	30,731,000	30,565,073
QUALCOMM, Inc. 2.66%, 6/4/2019 (f)	28,307,000	28,233,795
Roche Holdings, Inc. 2.44%, 5/2/2019 (f)	33,912,000	33,907,484
Sanofi 2.49%, 6/14/2019 (f)	87,805,000	87,535,549
2.50%, 6/25/2019 (f)	41,075,000	40,916,989
2.51%, 6/27/2019 (f)	41,075,000	40,911,081
Schlumberger Investment SA 2.48%, 5/3/2019 (f)	33,912,000	33,905,218
2.57%, 5/13/2019 (f)	56,668,000	56,618,376
2.49%, 5/14/2019 (f)	77,958,000	77,884,421
2.50%, 5/31/2019 (f)	45,326,000	45,230,726
Siemens Capital Co. LLC 2.42%, 5/1/2019 (f)	12,871,000	12,870,144
Sysco Corp. 2.56%, 5/1/2019 (f)	34,824,000	34,821,498
Total Capital Canada Ltd. 2.58%, 5/1/2019 (f)	98,109,000	98,102,427
2.52%, 7/2/2019 (f)	41,075,000	40,893,715
2.52%, 7/12/2019 (f)	61,727,000	61,410,449
2.54%, 7/16/2019 (f)	100,000,000	99,458,647
Travelers Cos., Inc. (The) 2.42%, 5/1/2019 (f)	24,995,000	24,993,308
TWDC Holdco 613 Corp. 2.64%, 5/9/2019 (f)	73,533,000	73,488,604
Unilever Capital Corp. 2.51%, 5/16/2019 (f)	44,668,000	44,619,739
2.52%, 6/11/2019 (f)	55,142,000	54,983,485

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 14.5% (continued)
United Parcel Service, Inc. 2.44%, 5/7/2019 (f)	35,777,000	35,760,235
UnitedHealth Group Inc 2.59%, 5/20/2019 (f)	43,037,000	42,975,481
UnitedHealth Group, Inc. 2.59%, 6/17/2019 (f)	44,944,000	44,788,794
Walmart, Inc. 2.46%, 5/28/2019 (f)	55,690,000	55,584,356
2.51%, 6/21/2019 (f)	38,975,000	38,836,396
Walt Disney Co. (The) 2.55%, 5/17/2019 (f)	64,307,000	64,233,177
Total Commercial Paper (Cost $7,274,484,031)		7,274,043,216
U.S. Treasury Obligations — 0.0% (c)
U.S. Treasury Bills 2.39%, 9/19/2019 (f) (Cost $14,860,762)	15,000,000	14,860,469
	Shares
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.27% (h) (Cost $1,258,358)	1,258,358	1,258,358
Total Short-Term Investments (Cost $7,290,603,151)		7,290,162,043
Total Investments — 99.5% (Cost $38,991,312,861)		50,085,529,011
Other Assets Less Liabilities — 0.5%		228,650,696
Net Assets — 100.0%		50,314,179,707

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2019 amounted to $18,875,373, which represents approximately 0.04% of net assets of the Fund.

(b)  Affiliated company as defined under the Investment Company Act of 1940.

(c)  Represents less than 0.05% of net assets.

(d)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2019.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

(e)  Defaulted security.

(f)  The rate shown was the current yield as of April 30, 2019.

(g)  Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(h)  Represents 7-day effective yield as of April 30, 2019.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,012,860,897
Aggregate gross unrealized depreciation	(1,876,524,769)
Net unrealized appreciation	$11,136,336,128
Federal income tax cost	$38,991,312,861

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	162,358,359	EUR	137,586,000	Bank of New York Mellon	5/15/2019	$7,864,217
USD	45,322,150	GBP	33,888,000	Bank of New York Mellon	5/15/2019	1,100,345
USD	342,550,690	JPY	37,779,573,000	Bank of New York Mellon	5/15/2019	3,023,211
USD	385,786,325	EUR	329,380,000	Goldman Sachs	6/19/2019	14,779,308
USD	49,352,921	GBP	37,127,000	Goldman Sachs	6/19/2019	812,303
USD	156,547,283	EUR	134,713,000	JPMorgan Chase Bank	7/17/2019	4,427,219
USD	35,320,939	GBP	26,817,000	JPMorgan Chase Bank	7/17/2019	210,023
USD	284,543,540	JPY	31,354,564,000	JPMorgan Chase Bank	7/17/2019	1,300,643
USD	18,399,766	EUR	15,683,000	UBS AG	8/21/2019	636,755
USD	16,454,121	JPY	1,750,159,000	UBS AG	8/21/2019	599,992
USD	192,374,787	EUR	166,371,000	HSBC Bank plc	9/18/2019	3,502,717
USD	320,734,143	JPY	34,608,497,000	HSBC Bank plc	9/18/2019	6,532,701
Total unrealized appreciation						44,789,434
USD	196,169,090	JPY	21,800,271,000	Goldman Sachs	6/19/2019	(326,715)
USD	27,878,847	GBP	21,562,000	JPMorgan Chase Bank	7/17/2019	(351,812)
USD	113,867,485	GBP	88,268,000	UBS AG	8/21/2019	(1,896,582)
USD	50,708,685	GBP	38,685,000	HSBC Bank plc	9/18/2019	(94,347)
Total unrealized depreciation						(2,669,456)
Net unrealized appreciation						$42,119,978

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Abbreviations

ADR  — American Depositary Receipt

CVA  — Dutch Certification

EUR  — Euro

GBP  — British Pound

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

MYR  — Malaysian Ringgit

NVDR  — Non-Voting Depositary Receipt

PJSC  — Public Joint Stock Company

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

USD  — United States Dollar

Affiliated Securities

Security Description	Shares at April 30, 2019	Market Value October 31, 2018	Purchases at Cost	Proceeds from Sales
Berkeley Group Holdings plc^	5,013,920	$295,107,496	$—	$(79,253,210)
Chofu Seisakusho Co. Ltd.	3,346,500	67,761,023	—	—
Flowserve Corp.	8,414,508	386,225,917	—	—
Hirose Electric Co. Ltd.	2,622,015	249,898,530	—	—
Hornbach Holding AG & Co. KGaA	1,181,422	78,076,885	—	—
Mills Music Trust	31,592	723,773	—	—
Namyang Dairy Products Co. Ltd.	39,989	21,090,245	—	—
NOW, Inc.*	5,851,664	75,135,366	—	—
NSC Groupe^	—	3,398,593	—	(2,952,039)
Sabeton SA	385,000	10,347,187	—	—
San Juan Basin Royalty Trust	3,908,035	19,970,059	—	—
T Hasegawa Co. Ltd.	3,002,800	53,319,400	—	—
Teradata Corp.*	10,721,521	443,722,516	—	(65,499,085)
Vista Outdoor, Inc.*	3,252,457	40,655,713	—	—
Total		$1,745,432,703	$—	$(147,704,334)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2019	Dividend/ Interest Income	Capital Gain Distributions
Berkeley Group Holdings plc^	$59,353,072	$(29,241,318)	$245,966,040	$595,396	$—
Chofu Seisakusho Co. Ltd.	—	2,895,826	70,656,849	436,797	—

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Affiliated Securities (continued)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2019	Dividend/ Interest Income	Capital Gain Distributions
Flowserve Corp.	$—	$26,337,410	$412,563,327	$3,197,513	$—
Hirose Electric Co. Ltd.	—	53,992,451	303,890,981	2,562,114	—
Hornbach Holding AG & Co. KGaA	—	(14,009,130)	64,067,755	—	—
Mills Music Trust	—	110,256	834,029	40,119	—
Namyang Dairy Products Co. Ltd.	—	(71,330)	21,018,915	29,361	—
NOW, Inc.*	—	10,415,962	85,551,328	—	—
NSC Groupe^	(3,305,628)	2,859,074	—	—	—
Sabeton SA	—	(845,282)	9,501,905	—	—
San Juan Basin Royalty Trust	—	(2,266,660)	17,703,399	807,236	—
T Hasegawa Co. Ltd.	—	(4,799,446)	48,519,954	415,678	—
Teradata Corp.*	2,748,910	106,535,219	487,507,560	—	—
Vista Outdoor, Inc.*	—	(12,587,009)	28,068,704	—	—
Total	$58,796,354	$139,326,023	$1,795,850,746	$8,084,214	$—

*Non-income producing security.

^Represents an unaffiliated issuer as of April 30, 2019.

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

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First Eagle Overseas Fund

Fund Overview

Data as of April 30, 2019 (unaudited)

Investment Objective

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process focuses on undervalued securities.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Overseas Fund	Class A	without sales load	-1.21	2.97	8.03
		with sales load	-6.13	1.92	7.47
MSCI EAFE Index			-3.22	2.60	7.95
Consumer Price Index			2.00	1.51	1.83

Asset Allocation* (%)

Sectors* (%)
Industrials	13.3
Financials	13.1
Consumer Staples	11.8
Materials	10.8
Commodities	8.9
Consumer Discretionary	6.6
Health Care	5.3
Communication Services	5.2
Real Estate	4.5
Energy	3.8
Information Technology	2.9
Foreign Government Securities	0.9
Short-Term Investments	12.9

Countries*~ (%)

Japan	20.2
United States	11.1
United Kingdom	10.0
France	9.5
Canada	6.7
Hong Kong	5.5
South Korea	4.4
Switzerland	4.3
Singapore	2.5
Sweden	2.2
Germany	1.8
Thailand	1.2
Chile	1.0
Taiwan	0.8
Belgium	0.8
Norway	0.8
Netherlands	0.7
Mexico	0.6
Ireland	0.5
Denmark	0.5
Brazil	0.5
Australia	0.5
Greece	0.3
Russia	0.3
Indonesia	0.2
Turkey	0.1
Italy	0.1
Israel	0.0	^
Malaysia	0.0	^
Short-Term Investments	12.9

^  Less than 0.05%.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption in urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	8.9
FANUC Corp. (Machinery, Japan)	2.7
Danone SA (Food Products, France)	2.3
British American Tobacco plc (Tobacco, United Kingdom)	2.0
Nestle SA (Registered) (Food Products, Switzerland)	1.9
Nutrien Ltd. (Chemicals, Canada)	1.9
Sompo Holdings, Inc. (Insurance, Japan)	1.9
KDDI Corp. (Wireless Telecommunication Services, Japan)	1.8
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.7
Mitsubishi Estate Co. Ltd. (Real Estate Management & Development, Japan)	1.7
Total	26.8

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 76.7%
Australia — 0.5%
Newcrest Mining Ltd.	3,843,310	67,892,950
Belgium — 0.8%
Groupe Bruxelles Lambert SA	907,727	86,924,115
Sofina SA	98,473	20,284,646
		107,208,761
Brazil — 0.5%
Cielo SA	35,837,586	70,192,716
Canada — 6.6%
Agnico Eagle Mines Ltd.	1,693,611	70,136,253
Barrick Gold Corp.	6,972,023	88,684,133
Cenovus Energy, Inc.	6,627,505	65,678,574
Franco-Nevada Corp.	624,084	44,715,849
Imperial Oil Ltd.	6,877,585	199,802,648
Nutrien Ltd.	4,762,288	258,020,764
Power Corp. of Canada	4,282,626	98,266,719
Wheaton Precious Metals Corp.	4,232,770	91,766,454
		917,071,394
Chile — 1.0%
Cia Cervecerias Unidas SA, ADR	4,800,004	132,192,110
Denmark — 0.5%
ISS A/S	2,267,957	70,627,909
France — 9.4%
Bouygues SA	525,003	19,762,364
Cie de Saint-Gobain	4,196,973	172,075,620
Danone SA	4,115,540	332,720,513
Laurent-Perrier (a)	558,938	59,179,815
Legrand SA	691,232	50,842,100
Legris Industries SA*‡ (a)(b)(c)	905,366	22,918,897
Rexel SA	7,346,731	98,768,671
Robertet SA (a)	178,012	113,605,542
Robertet SA CI (non-voting)‡ (b)	51,500	23,006,762
Sabeton SA	100,000	2,468,027
Sanofi	1,849,956	161,407,360

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
France — 9.4% (continued)
Sodexo SA	1,533,521	175,869,698
Wendel SA	493,657	68,376,348
		1,301,001,717
Germany — 1.8%
Hamburger Hafen und Logistik AG	609,312	15,380,169
HeidelbergCement AG	1,871,185	151,416,350
Hornbach Holding AG & Co. KGaA	385,305	20,894,842
Telefonica Deutschland Holding AG	19,522,787	63,413,007
		251,104,368
Greece — 0.3%
JUMBO SA	2,457,414	44,850,294
Hong Kong — 5.4%
CK Asset Holdings Ltd.	13,955,500	112,209,750
Great Eagle Holdings Ltd.	22,777,700	107,345,004
Guoco Group Ltd.	7,806,340	116,200,596
Hang Lung Properties Ltd.	28,954,162	68,150,180
Hysan Development Co. Ltd.	17,500,405	98,085,079
Jardine Matheson Holdings Ltd.	3,666,900	241,392,335
Jardine Strategic Holdings Ltd.	233,600	8,836,890
		752,219,834
Ireland — 0.5%
CRH plc	2,108,597	70,787,049
Israel — 0.1%
Israel Chemicals Ltd.	1,254,517	6,661,220
Italy — 0.1%
Italmobiliare SpA	519,057	11,550,338
Japan — 20.1%
As One Corp.	1,025,640	82,087,346
Chofu Seisakusho Co. Ltd. (a)	1,842,500	38,901,911
Daiichikosho Co. Ltd.	2,242,080	109,850,787
FANUC Corp.	1,989,540	373,785,950
Hirose Electric Co. Ltd.	1,168,730	135,455,559
Hoshizaki Corp.	675,300	43,781,399
Hoya Corp.	1,080,730	76,329,410

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Japan — 20.1% (continued)
Kansai Paint Co. Ltd.	3,559,930	67,874,954
KDDI Corp.	10,856,700	250,220,308
Keyence Corp.	161,200	100,716,760
Komatsu Ltd.	465,800	12,031,805
Maezawa Kasei Industries Co. Ltd. (a)	837,200	7,814,024
Mitsubishi Electric Corp.	7,169,700	102,597,927
Mitsubishi Estate Co. Ltd.	13,938,050	235,691,735
MS&AD Insurance Group Holdings, Inc.	3,666,500	113,968,371
Nagaileben Co. Ltd.	1,687,224	38,014,718
Nissin Foods Holdings Co. Ltd.	784,830	51,941,242
NTT DOCOMO, Inc.	7,050,600	153,107,905
Olympus Corp.	675,672	7,583,477
Secom Co. Ltd.	2,678,500	225,345,827
Shimano, Inc.	710,470	104,427,286
SK Kaken Co. Ltd.	87,561	36,189,820
SMC Corp.	291,090	121,578,124
Sompo Holdings, Inc.	6,825,700	257,623,686
T Hasegawa Co. Ltd.	1,906,436	30,804,645
		2,777,724,976
Mexico — 0.6%
Fresnillo plc	5,813,900	56,942,987
Industrias Penoles SAB de CV	2,246,692	25,784,324
		82,727,311
Netherlands — 0.7%
HAL Trust	583,076	89,773,632
Norway — 0.7%
Orkla ASA	13,188,419	103,509,869
Russia — 0.3%
Gazprom PJSC, ADR	8,419,603	42,092,416
Singapore — 1.9%
ComfortDelGro Corp. Ltd.	20,481,815	40,568,014
Haw Par Corp. Ltd. (a)	21,304,313	227,124,872
		267,692,886
First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
South Korea — 4.3%
Fursys, Inc. (a)	872,463	27,418,972
Hyundai Mobis Co. Ltd.	461,565	92,070,811
Kia Motors Corp.	5,054,863	195,946,266
KT&G Corp.	2,026,271	177,242,456
Lotte Confectionery Co. Ltd.	104,605	16,558,620
Lotte Corp.	621,610	26,120,937
Namyang Dairy Products Co. Ltd.	22,950	12,062,920
Namyang Dairy Products Co. Ltd. (Preference)	27,183	5,119,428
NongShim Co. Ltd.	203,663	48,935,471
		601,475,881
Sweden — 2.2%
Industrivarden AB, Class C	1,506,011	33,892,268
Investor AB, Class A	2,659,432	126,325,829
Investor AB, Class B	2,096,088	99,966,029
Svenska Handelsbanken AB, Class A	3,770,032	41,180,428
		301,364,554
Switzerland — 4.2%
Cie Financiere Richemont SA (Registered)	1,876,623	137,185,539
Nestle SA (Registered)	2,696,056	259,569,943
Pargesa Holding SA	2,413,791	189,697,275
		586,452,757
Taiwan — 0.8%
Taiwan Secom Co. Ltd.	8,545,694	23,894,482
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,103,340	92,168,359
		116,062,841
Thailand — 1.2%
Bangkok Bank PCL, NVDR	20,413,559	129,879,895
Thai Beverage PCL	52,214,985	32,253,320
		162,133,215
Turkey — 0.1%
AG Anadolu Grubu Holding A/S	7,603,583	16,182,932
United Kingdom — 9.9%
Berkeley Group Holdings plc	1,841,394	90,332,592
British American Tobacco plc	7,146,922	279,794,460

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares		Value ($)
United Kingdom — 9.9% (continued)
BT Group plc		22,262,999	66,433,120
Diageo plc		2,072,883	87,388,006
GlaxoSmithKline plc		6,551,859	134,596,303
Hiscox Ltd.		2,662,703	58,240,472
Liberty Global plc, Class C*		690,862	18,066,041
Linde plc		668,940	120,680,997
Lloyds Banking Group plc		255,626,572	209,060,327
TechnipFMC plc		8,787,472	216,083,936
Unilever NV, CVA		673,808	40,768,470
WPP plc		4,157,161	51,872,212
			1,373,316,936
United States — 2.2%
Newmont Goldcorp Corp.		3,496,010	108,586,071
Royal Gold, Inc.		551,449	48,009,150
Willis Towers Watson plc		784,188	144,557,216
			301,152,437
Total Common Stocks (Cost $7,917,499,848)			10,625,023,303
	Ounces
Commodities — 8.9%
Gold bullion* (Cost $897,628,723)		955,694	1,226,977,768
	Principal Amount ($)
Foreign Government Securities — 0.8%
Indonesia — 0.2%
Indonesia Treasury Bond 8.25%, 7/15/2021	IDR	436,483,000,000	31,470,700
Malaysia — 0.1%
Malaysia Government Bond 3.66%, 10/15/2020	MYR	25,956,000	6,301,523

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)		Value ($)
Singapore — 0.5%
Singapore Government Bond 3.25%, 9/1/2020	SGD	53,521,000	40,040,209
2.25%, 6/1/2021	SGD	46,160,000	34,159,282
			74,199,491
Total Foreign Government Securities (Cost $112,140,579)			111,971,714
Short-Term Investments — 12.8%
Commercial Paper — 12.7%
Apple, Inc. 2.48%, 5/2/2019 (d)(e)		9,687,000	9,685,710
2.47%, 5/10/2019 (d)(e)		9,198,000	9,191,825
2.46%, 6/4/2019 (d)(e)		16,039,000	16,000,921
2.48%, 6/5/2019 (d)(e)		9,571,000	9,547,628
2.47%, 6/10/2019 (d)(e)		7,021,000	7,001,457
2.47%, 6/11/2019 (d)(e)		22,767,000	22,702,084
2.49%, 7/9/2019 (d)(e)		3,763,000	3,745,073
2.49%, 7/10/2019 (d)(e)		10,664,000	10,612,451
Avery Dennison Corp. 2.50%, 5/1/2019 (e)		12,845,000	12,844,103
BASF SE 2.51%, 5/15/2019 (e)		23,474,000	23,450,037
2.50%, 5/16/2019 (e)		38,806,000	38,763,728
2.51%, 6/26/2019 (e)		17,113,000	17,045,017
Berkshire Hathaway Energy Co. 2.60%, 5/10/2019 (e)		6,963,000	6,957,983
Boeing Co. (The) 2.56%, 5/22/2019 (e)		13,757,000	13,735,545
2.63%, 6/10/2019 (e)		34,371,000	34,272,003
2.62%, 7/10/2019 (e)		24,616,000	24,489,920
BP Capital Markets plc 2.47%, 5/20/2019 (e)		8,064,000	8,052,885
2.56%, 6/14/2019 (e)		10,500,000	10,466,557
2.63%, 6/17/2019 (e)		11,025,000	10,987,427
2.67%, 6/20/2019 (e)		11,025,000	10,984,953
2.63%, 7/3/2019 (e)		7,469,000	7,434,490

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 12.7% (continued)
2.63%, 7/8/2019 (e)	6,044,000	6,013,742
2.63%, 7/11/2019 (e)	11,722,000	11,660,577
Bunge Asset Funding Corp. 2.65%, 5/1/2019 (e)	13,106,000	13,105,031
Chevron Corp. 2.43%, 5/6/2019 (e)	16,088,000	16,081,570
Cisco Systems, Inc. 2.46%, 5/7/2019 (e)	9,198,000	9,193,690
2.46%, 5/9/2019 (e)	27,069,000	27,052,657
2.52%, 5/14/2019 (e)	15,446,000	15,431,422
2.52%, 6/6/2019 (e)	9,198,000	9,174,867
EI du Pont de Nemours & Co. 2.74%, 5/6/2019 (e)	9,091,000	9,087,079
2.74%, 5/9/2019 (e)	733,000	732,524
Eli Lilly & Co. 2.55%, 6/13/2019 (e)	19,562,000	19,503,327
Engie SA 2.61%, 5/3/2019 (e)	27,256,000	27,250,503
2.66%, 6/14/2019 (e)	24,132,000	24,056,588
Eni Finance USA, Inc. 2.59%, 5/1/2019 (e)	30,143,000	30,140,823
Erste Abwicklungsanstalt 2.55%, 5/13/2019 (d)(e)	9,687,000	9,678,517
EssilorLuxottica SA 2.62%, 6/3/2019 (e)	18,258,000	18,214,908
2.62%, 6/10/2019 (e)	10,772,000	10,741,379
GlaxoSmithKline Finance plc 2.51%, 5/22/2019 (e)	4,849,000	4,841,633
GlaxoSmithKline LLC 2.51%, 5/10/2019 (e)	26,082,000	26,064,257
2.56%, 6/7/2019 (e)	50,038,000	49,905,374
Henkel US Operations Corp. 2.52%, 7/8/2019 (e)	3,282,000	3,266,236
2.52%, 7/9/2019 (e)	15,741,000	15,664,267
2.52%, 7/11/2019 (e)	9,385,000	9,337,925
Hitachi America Capital Ltd. 2.60%, 5/1/2019 (e)	43,249,000	43,245,880

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 12.7% (continued)
IBM Credit LLC 2.50%, 5/16/2019 (e)	12,877,000	12,862,973
2.54%, 6/12/2019 (e)	30,924,000	30,832,655
Intel Corp. 2.45%, 6/12/2019 (e)	5,309,000	5,293,445
John Deere Financial Ltd. 2.49%, 5/17/2019 (e)	17,138,000	17,118,326
2.48%, 5/21/2019 (e)	17,237,000	17,212,526
2.49%, 6/3/2019 (e)	3,157,000	3,149,758
Kreditanstalt fuer Wiederaufbau 2.49%, 6/18/2019 (e)	26,108,000	26,018,769
2.49%, 7/1/2019 (e)	17,237,000	17,161,568
2.52%, 7/2/2019 (e)	6,583,000	6,553,727
2.52%, 7/8/2019 (e)	9,348,000	9,302,437
2.52%, 7/17/2019 (e)	15,419,000	15,333,944
LVMH Moet Hennessy Louis Vuitton, Inc. 2.49%, 5/20/2019 (e)	21,000,000	20,970,798
2.62%, 6/13/2019 (e)	7,414,000	7,390,703
2.64%, 6/19/2019 (e)	9,571,000	9,536,704
Merck & Co., Inc. 2.44%, 5/6/2019 (e)	16,039,000	16,032,566
2.44%, 5/7/2019 (e)	16,039,000	16,031,484
MetLife Short Term Funding LLC 2.49%, 5/1/2019 (e)	11,038,000	11,037,254
2.52%, 6/12/2019 (e)	25,838,000	25,761,246
2.50%, 7/11/2019 (e)	42,098,000	41,885,321
Mitsubishi International Corp. 2.52%, 7/15/2019 (e)	10,716,000	10,658,629
2.52%, 7/16/2019 (e)	10,047,000	9,992,481
Nestle Finance International Ltd. 2.47%, 6/13/2019 (e)	9,377,000	9,349,104
Novartis Finance Corp. 2.51%, 5/8/2019 (e)	3,592,000	3,590,075
NRW Bank 2.55%, 5/15/2019 (e)	30,893,000	30,861,335
2.51%, 6/6/2019 (e)	7,399,000	7,380,179
2.53%, 6/21/2019 (e)	17,237,000	17,175,129

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 12.7% (continued)
2.53%, 6/24/2019 (e)	17,237,000	17,171,506
2.54%, 7/10/2019 (e)	13,694,000	13,626,346
2.53%, 7/18/2019 (e)	37,099,000	36,894,249
PepsiCo, Inc. 2.41%, 5/24/2019 (e)	4,872,000	4,864,055
Pfizer, Inc. 2.52%, 7/16/2019 (e)	8,925,000	8,877,639
2.52%, 7/17/2019 (e)	9,348,000	9,297,730
2.50%, 7/22/2019 (e)	18,259,000	18,154,388
2.50%, 7/23/2019 (e)	21,329,000	21,205,277
2.50%, 7/24/2019 (e)	13,694,000	13,613,588
Philip Morris International, Inc. 2.47%, 5/8/2019 (e)	22,767,000	22,754,605
Province of Quebec Canada 2.44%, 5/29/2019 (e)	12,600,000	12,575,244
2.44%, 5/30/2019 (e)	12,600,000	12,574,380
2.48%, 6/11/2019 (e)	11,921,000	11,886,898
2.47%, 6/17/2019 (e)	12,339,000	12,298,561
2.49%, 7/9/2019 (e)	5,230,000	5,204,810
PSP Capital, Inc. 2.47%, 5/3/2019 (d)(e)	7,001,000	6,999,600
2.47%, 5/8/2019 (d)(e)	14,345,000	14,337,311
2.53%, 6/4/2019 (d)(e)	3,955,000	3,945,591
2.51%, 6/17/2019 (d)(e)	9,571,000	9,539,556
2.53%, 6/19/2019 (d)(e)	22,097,000	22,021,287
2.52%, 7/3/2019 (d)(e)	1,668,000	1,660,637
2.52%, 7/17/2019 (d)(e)	9,269,000	9,218,954
QUALCOMM, Inc. 2.66%, 6/4/2019 (e)	14,893,000	14,854,485
Roche Holdings, Inc. 2.44%, 5/2/2019 (e)	16,088,000	16,085,858
Sanofi 2.49%, 6/14/2019 (e)	19,175,000	19,116,157
2.50%, 6/25/2019 (e)	8,925,000	8,890,666
2.51%, 6/27/2019 (e)	8,925,000	8,889,383
Schlumberger Investment SA 2.48%, 5/3/2019 (e)	16,088,000	16,084,783

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 12.7% (continued)
2.57%, 5/13/2019 (e)	25,332,000	25,309,817
2.49%, 5/14/2019 (e)	27,042,000	27,016,477
2.50%, 5/31/2019 (e)	4,674,000	4,664,175
Siemens Capital Co. LLC 2.42%, 5/1/2019 (e)	6,079,000	6,078,596
Sysco Corp. 2.56%, 5/1/2019 (e)	35,387,000	35,384,457
Total Capital Canada Ltd. 2.52%, 7/2/2019 (e)	8,925,000	8,885,609
2.52%, 7/12/2019 (e)	13,273,000	13,204,933
Travelers Cos., Inc. (The) 2.42%, 5/1/2019 (e)	2,405,000	2,404,837
TWDC Holdco 613 Corp. 2.64%, 5/9/2019 (e)	11,467,000	11,460,077
Unilever Capital Corp. 2.51%, 5/16/2019 (e)	5,332,000	5,326,239
2.52%, 6/11/2019 (e)	45,916,000	45,784,007
United Parcel Service, Inc. 2.44%, 5/7/2019 (e)	16,973,000	16,965,046
UnitedHealth Group Inc 2.59%, 5/20/2019 (e)	6,963,000	6,953,047
UnitedHealth Group, Inc. 2.59%, 6/17/2019 (e)	13,556,000	13,509,187
Walmart, Inc. 2.46%, 5/28/2019 (e)	4,310,000	4,301,824
2.51%, 6/21/2019 (e)	11,025,000	10,985,793
Walt Disney Co. (The) 2.55%, 5/17/2019 (e)	35,693,000	35,652,025
Total Commercial Paper (Cost $1,762,536,700)		1,762,439,399
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills 2.39%, 9/19/2019 (e) (Cost $14,860,763)	15,000,000	14,860,469

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Investment Companies — 0.0% (f)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.27% (g) (Cost $138,654)	138,654	138,654
Total Short-Term Investments (Cost $1,777,536,117)		1,777,438,522
Total Investments — 99.2% (Cost $10,704,805,267)		13,741,411,307
Other Assets Less Liabilities — 0.8%		108,077,220
Net Assets — 100.0%		13,849,488,527

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2019 amounted to $45,925,659, which represents approximately 0.33% of net assets of the Fund.

(c)  Represents a security that is subject to legal or contractual restrictions on resale.

(d)  Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(e)  The rate shown was the current yield as of April 30, 2019.

(f)  Represents less than 0.05% of net assets.

(g)  Represents 7-day effective yield as of April 30, 2019.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,617,088,488
Aggregate gross unrealized depreciation	(557,005,773)
Net unrealized appreciation	$3,060,082,715
Federal income tax cost	$10,704,805,267

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04	$23,433,066	$25.31

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	101,385,176	EUR	85,916,000	Bank of New York Mellon	5/15/2019	$4,910,834
USD	22,491,224	GBP	16,817,000	Bank of New York Mellon	5/15/2019	546,048
USD	180,830,853	JPY	19,943,654,000	Bank of New York Mellon	5/15/2019	1,595,939
USD	233,665,546	EUR	199,501,000	Goldman Sachs	6/19/2019	8,951,627
USD	29,123,634	GBP	21,909,000	Goldman Sachs	6/19/2019	479,348
USD	78,832,021	EUR	67,837,000	JPMorgan Chase Bank	7/17/2019	2,229,401
USD	17,802,059	GBP	13,516,000	JPMorgan Chase Bank	7/17/2019	105,853
USD	146,674,855	JPY	16,162,469,000	JPMorgan Chase Bank	7/17/2019	670,448
USD	25,625,690	EUR	21,842,000	UBS AG	8/21/2019	886,820
USD	35,289,190	JPY	3,753,570,000	UBS AG	8/21/2019	1,286,804
USD	59,147,058	EUR	51,152,000	HSBC Bank plc	9/18/2019	1,076,937
USD	91,121,997	JPY	9,832,428,000	HSBC Bank plc	9/18/2019	1,855,969
Total unrealized appreciation						24,596,028
USD	101,290,255	JPY	11,256,386,000	Goldman Sachs	6/19/2019	(168,696)
USD	11,869,391	GBP	9,180,000	JPMorgan Chase Bank	7/17/2019	(149,784)
USD	45,603,497	GBP	35,351,000	UBS AG	8/21/2019	(759,574)
USD	22,197,257	GBP	16,934,000	HSBC Bank plc	9/18/2019	(41,299)
Total unrealized depreciation						(1,119,353)
Net unrealized appreciation						$23,476,675

Abbreviations

ADR  — American Depositary Receipt

CVA  — Dutch Certification

EUR  — Euro

GBP  — British Pound

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

MYR  — Malaysian Ringgit

NVDR  — Non-Voting Depositary Receipt

PJSC  — Public Joint Stock Company

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SGD  — Singapore Dollar

USD  — United States Dollar

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Affiliated Securities

Security Description	Shares at April 30, 2019	Market Value October 31, 2018	Purchases at Cost	Proceeds from Sales
As One Corp.^	1,025,640	$84,236,921	$—	$(12,394,279)
Chofu Seisakusho Co. Ltd.	1,842,500	37,307,541	—	—
Fursys, Inc.	872,463	22,509,247	—	—
Haw Par Corp. Ltd.	21,304,313	214,106,178	—	(16,756,360)
Laurent-Perrier	558,938	57,307,183	—	—
Legris Industries SA*‡ (b)(c)	905,366	27,728,513	—	—
Maezawa Kasei Industries Co. Ltd.	837,200	8,330,873	—	—
Robertet SA	178,012	113,537,596	—	(8,356,391)
Total		$565,064,052	$—	$(37,507,030)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2019	Dividend/ Interest Income	Capital Gain Distributions
As One Corp.^	$8,649,858	$1,594,846	$82,087,346	$667,883	$—
Chofu Seisakusho Co. Ltd.	—	1,594,370	38,901,911	240,489	—
Fursys, Inc.	—	4,909,725	27,418,972	604,761	—
Haw Par Corp. Ltd.	8,863,183	20,911,871	227,124,872	—	—
Laurent-Perrier	—	1,872,632	59,179,815	—	—
Legris Industries SA*‡ (b)(c)	—	(4,809,616)	22,918,897	—	—
Maezawa Kasei Industries Co. Ltd.	—	(516,849)	7,814,024	102,265	—
Robertet SA	6,858,859	1,565,478	113,605,542	—	—
Total	$24,371,900	$27,122,457	$579,051,379	$1,615,398	$—

*  Non-income producing security.

^  Represents an unaffiliated issuer as of April 30, 2019.

‡  Value determined using significant unobservable inputs.

(b)  Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2019 amounted to $22,918,897, which represents approximately 0.17% of net assets of the Fund.

(c)  Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

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First Eagle U.S. Value Fund

Fund Overview

Data as of April 30, 2019 (unaudited)

Investment Objective

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. Management utilizes a highly disciplined, bottom-up, value-oriented approach in seeking to achieve its investment objective.

Average Annual Returns^ (%)			One-Year	Five-Years	Ten-Years
First Eagle U.S. Value Fund	Class A	without sales charge	6.59	6.57	10.01
		with sales charge	1.29	5.48	9.45
S&P 500 Index			13.49	11.63	15.32
Consumer Price Index			2.00	1.51	1.83

Asset Allocation* (%)

Sectors* (%)

Financials	17.0
Information Technology	11.1
Energy	9.7
Commodities	9.5
Industrials	9.4
Communication Services	7.3
Materials	5.5
Consumer Staples	4.2
Health Care	3.7
Real Estate	2.8
Consumer Discretionary	1.9
Utilities	0.4
Short-Term Investments	17.5

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle U.S. Value Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	9.5
Oracle Corp. (Software, United States)	3.9
Comcast Corp. (Media, United States)	3.6
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	3.0
Alleghany Corp. (Insurance, United States)	2.9
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs), United States)	2.8
Schlumberger Ltd. (Energy Equipment & Services, United States)	2.7
Teradata Corp. (Software, United States)	2.5
Flowserve Corp. (Machinery, United States)	2.3
Colgate-Palmolive Co. (Household Products, United States)	2.2
Total	35.4

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 71.0%
Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	230,405	18,662,805
Banks — 4.1%
BB&T Corp.	577,821	29,584,435
US Bancorp	520,595	27,758,125
Wells Fargo & Co.	265,170	12,836,880
		70,179,440
Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)	646,769	32,118,549
Chemicals — 2.4%
Linde plc (United Kingdom)	60,413	10,890,047
Nutrien Ltd. (Canada)	396,349	21,474,189
Scotts Miracle-Gro Co. (The)	104,446	8,879,999
		41,244,235
Commercial Services & Supplies — 0.3%
Cintas Corp.	24,792	5,383,335
Consumer Finance — 1.5%
American Express Co.	152,292	17,853,191
Synchrony Financial	240,574	8,340,701
		26,193,892
Diversified Consumer Services — 0.5%
H&R Block, Inc.	342,150	9,309,901
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class A*	49	15,928,920
Electronic Equipment, Instruments & Components — 0.6%
IPG Photonics Corp.*	58,918	10,294,742
Energy Equipment & Services — 5.1%
National Oilwell Varco, Inc.	912,708	23,858,187
Schlumberger Ltd.	1,085,817	46,342,669
TechnipFMC plc (United Kingdom)	710,652	17,474,933
		87,675,789
Equity Real Estate Investment Trusts (REITs) — 2.8%
Weyerhaeuser Co.	1,773,946	47,541,753

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Gas Utilities — 0.4%
UGI Corp.	136,902	7,462,528
Health Care Equipment & Supplies — 1.2%
DENTSPLY SIRONA, Inc.	269,147	13,761,486
Varian Medical Systems, Inc.*	49,367	6,722,304
		20,483,790
Health Care Providers & Services — 2.4%
Anthem, Inc.	58,639	15,423,816
HCA Healthcare, Inc.	87,241	11,099,672
Universal Health Services, Inc., Class B	111,217	14,110,101
		40,633,589
Household Products — 2.2%
Colgate-Palmolive Co.	510,304	37,145,028
Industrial Conglomerates — 1.6%
3M Co.	140,408	26,608,720
Insurance — 7.9%
Alleghany Corp.*	75,164	49,373,729
Brown & Brown, Inc.	448,007	14,224,222
Cincinnati Financial Corp.	56,111	5,396,756
Travelers Cos., Inc. (The)	72,635	10,441,281
Willis Towers Watson plc	161,294	29,732,936
WR Berkley Corp.	421,857	25,859,834
		135,028,758
Interactive Media & Services — 2.2%
Alphabet, Inc., Class A*	7,298	8,750,010
Alphabet, Inc., Class C*	9,165	10,892,419
Facebook, Inc., Class A*	93,744	18,130,090
		37,772,519
Internet & Direct Marketing Retail — 0.6%
Booking Holdings, Inc.*	5,138	9,530,939
Leisure Products — 0.2%
Vista Outdoor, Inc.*	326,357	2,816,461
Machinery — 5.0%
Cummins, Inc.	93,251	15,506,709

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Machinery — 5.0% (continued)
Deere & Co.	188,587	31,235,665
Flowserve Corp.	802,902	39,366,285
		86,108,659
Media — 5.1%
Comcast Corp., Class A	1,416,586	61,663,988
Omnicom Group, Inc.	322,660	25,822,480
		87,486,468
Metals & Mining — 3.1%
Agnico Eagle Mines Ltd. (Canada)	170,280	7,051,679
Barrick Gold Corp. (Canada)	920,533	11,709,180
Franco-Nevada Corp. (Canada)	76,988	5,516,219
Newcrest Mining Ltd. (Australia)	523,136	9,241,317
Newmont Goldcorp Corp.	318,423	9,890,218
Royal Gold, Inc.	106,221	9,247,600
		52,656,213
Oil, Gas & Consumable Fuels — 4.2%
ConocoPhillips	131,101	8,275,095
Exxon Mobil Corp.	643,478	51,658,414
Imperial Oil Ltd. (Canada)	297,287	8,636,568
San Juan Basin Royalty Trust	595,832	2,699,119
		71,269,196
Road & Rail — 1.2%
Union Pacific Corp.	114,282	20,232,485
Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	156,714	18,216,435
Texas Instruments, Inc.	133,715	15,755,639
		33,972,074
Software — 7.6%
Microsoft Corp.	161,024	21,029,735
Oracle Corp.	1,186,940	65,673,391
Teradata Corp.*	931,700	42,364,399
		129,067,525
Specialty Retail — 0.6%
Tiffany & Co.	102,256	11,025,242

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Tobacco — 2.0%
Philip Morris International, Inc.	389,737	33,735,635
Trading Companies & Distributors — 0.3%
NOW, Inc.*	293,998	4,298,251
Total Common Stocks (Cost $810,027,933)		1,211,867,441
	Ounces
Commodities — 9.5%
Gold bullion* (Cost $149,249,390)	126,590	162,523,553
	Principal Amount ($)
Corporate Bonds — 2.1%
Banks — 0.7%
Wachovia Capital Trust III (ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 6/6/2019 (a)(b)	12,404,000	12,330,444
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡	600,000	598,500
Oil, Gas & Consumable Fuels — 0.4%
CITGO Petroleum Corp. 6.25%, 8/15/2022 (c)	6,542,000	6,525,645
Software — 0.9%
Veritas US, Inc. 7.50%, 2/1/2023 (c)	6,820,000	6,615,400
10.50%, 2/1/2024 (c)	10,198,000	9,280,180
		15,895,580
Total Corporate Bonds (Cost $34,537,208)		35,350,169
Short-Term Investments — 17.6%
Commercial Paper — 3.5%
Avery Dennison Corp. 2.50%, 5/1/2019 (d)	4,803,000	4,802,665
Bunge Asset Funding Corp. 2.65%, 5/1/2019 (d)	4,901,000	4,900,637

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 3.5% (continued)
Cisco Systems, Inc. 2.46%, 5/9/2019 (d)	9,557,000	9,551,230
Eni Finance USA, Inc. (Italy) 2.59%, 5/1/2019 (d)	11,273,000	11,272,186
Hitachi America Capital Ltd. 2.60%, 5/1/2019 (d)	16,174,000	16,172,833
Sysco Corp. 2.56%, 5/1/2019 (d)	13,233,000	13,232,049
Total Commercial Paper (Cost $59,935,797)		59,931,600
	Shares
Investment Companies — 0.0% (e)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 2.27% (f) (Cost $36,937)	36,937	36,937
	Principal Amount ($)
U.S. Treasury Obligations — 14.1%
U.S. Treasury Bills 2.40%, 5/2/2019 (d)	25,000,000	24,998,340
2.38%, 5/9/2019 (d)	30,000,000	29,984,167
2.38%, 5/16/2019 (d)	40,000,000	39,960,095
2.39%, 5/23/2019 (d)	30,000,000	29,956,779
2.37%, 5/28/2019 (d)	25,000,000	24,955,328
2.38%, 6/4/2019 (d)	30,000,000	29,932,052
2.36%, 6/20/2019 (d)	30,000,000	29,900,833
2.39%, 9/19/2019 (d)	30,000,000	29,720,938
Total U.S. Treasury Obligations (Cost $239,411,573)		239,408,532
Total Short-Term Investments (Cost $299,384,307)		299,377,069
Total Investments — 100.2% (Cost $1,293,198,838)		1,709,118,232
Liabilities in excess of other assets — (0.2%)		(3,016,241)
Net Assets — 100.0%		1,706,101,991

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Perpetual security. The rate reflected was the rate in effect on April 30, 2019. The maturity date reflects the next call date.

(b)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2019.

(c)  Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(d)  The rate shown was the current yield as of April 30, 2019.

(e)  Represents less than 0.05% of net assets.

(f)  Represents 7-day effective yield as of April 30, 2019.

Abbreviations

ICE  — Intercontinental Exchange

LIBOR  — London Interbank Offered Rate

USD  — United States Dollar

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$485,556,284
Aggregate gross unrealized depreciation	(69,636,890)
Net unrealized appreciation	$415,919,394
Federal income tax cost	$1,293,198,838

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Gold Fund

Fund Overview

Data as of April 30, 2019 (unaudited)

Investment Objective

The First Eagle Gold Fund is a non-diversified fund. The Fund's investment objective seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. In seeking to achieve its objective, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold, and/or securities directly related to gold or issuers principally engaged in the gold industry.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Gold Fund	Class A	without sales load	-9.42	-3.17	-1.99
		with sales load	-13.96	-4.16	-2.49
FTSE Gold Mines Index			-7.13	-2.17	-5.07
MSCI World Index			6.48	7.31	11.58
Consumer Price Index			2.00	1.51	1.83

Asset Allocation* (%)

Sectors* (%)

Materials	72.1
Commodities	22.2
Short-Term Investments	5.7

Countries*~ (%)

Canada	46.1
United States	36.0
Australia	5.4
Mexico	4.8
South Africa	2.0
Short-Term Investments	5.7

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Gold Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed markets. The index provides total returns in U.S. dollars with net dividends reinvested. The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The index is unmanaged and includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	16.1
Barrick Gold Corp. (Metals & Mining, Canada)	9.7
Newmont Goldcorp Corp. (Metals & Mining, United States)	8.6
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	6.6
Silver bullion** (Precious Metal)	5.3
Newcrest Mining Ltd. (Metals & Mining, Australia)	4.8
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	4.7
Royal Gold, Inc. (Metals & Mining, United States)	4.7
Detour Gold Corp. (Metals & Mining, Canada)	4.4
B2Gold Corp. (Metals & Mining, Canada)	4.0
Total	68.9

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 69.2%
Australia — 5.2%
Newcrest Mining Ltd.	2,499,472	44,153,744
OceanaGold Corp.	1,406,000	3,946,078
		48,099,822
Canada — 44.2%
Agnico Eagle Mines Ltd.	1,058,787	43,846,759
Alamos Gold, Inc., Class A	2,964,338	13,762,919
B2Gold Corp.*	13,538,659	36,784,891
Barrick Gold Corp.	7,109,901	90,437,941
Detour Gold Corp.*	4,659,951	41,392,414
Dundee Precious Metals, Inc.*	5,957,970	18,722,889
Eldorado Gold Corp.*	702,238	2,924,900
Franco-Nevada Corp.	427,322	30,617,779
Kinross Gold Corp.*	2,797,363	8,895,614
MAG Silver Corp.*	2,830,367	27,802,963
Novagold Resources, Inc.*	8,052,359	32,209,436
Orla Mining Ltd.*	2,310,100	1,758,828
Wheaton Precious Metals Corp.	2,837,077	61,507,829
		410,665,162
Mexico — 4.6%
Fresnillo plc	2,736,539	26,802,439
Industrias Penoles SAB de CV	1,403,600	16,108,518
		42,910,957
South Africa — 1.9%
AngloGold Ashanti Ltd., ADR	1,515,964	17,888,375
United States — 13.3%
Newmont Goldcorp Corp.	2,577,021	80,042,272
Royal Gold, Inc.	494,055	43,012,428
		123,054,700
Total Common Stocks (Cost $571,592,761)		642,619,016

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

Investments	Ounces	Value ($)
Commodities — 21.4%
Gold bullion*	116,747	149,887,361
Silver bullion*	3,267,377	48,873,426
Total Commodities (Cost $142,549,268)		198,760,787
	Number of Rights
Rights — 0.2%
Canada — 0.2%
Pan American Silver Corp., CVR, expiring 2/22/2029*‡ (Cost $45,973,715)	6,835,667	1,511,301
	Principal Amount ($)
Short-Term Investments — 5.5%
Commercial Paper — 5.5%
Avery Dennison Corp. 2.50%, 5/1/2019 (a)	4,884,000	4,883,659
Bunge Asset Funding Corp. 2.65%, 5/1/2019 (a)	4,984,000	4,983,631
Eni Finance USA, Inc. 2.59%, 5/1/2019 (a)	11,463,000	11,462,172
Hitachi America Capital Ltd. 2.60%, 5/1/2019 (a)	16,447,000	16,445,814
Sysco Corp. 2.56%, 5/1/2019 (a)	13,456,000	13,455,033
Total Commercial Paper (Cost $51,234,000)		51,230,309
	Shares
Investment Companies — 0.0% (b)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.27% (c) (Cost $36,161)	36,161	36,161
Total Short-Term Investments (Cost $51,270,161)		51,266,470
Total Investments — 96.3% (Cost $811,385,905)		894,157,574
Other Assets Less Liabilities — 3.7%		34,486,422
Net Assets — 100.0%		928,643,996

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2019 (unaudited)

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  The rate shown was the current yield as of April 30, 2019.

(b)  Represents less than 0.05% of net assets.

(c)  Represents 7-day effective yield as of April 30, 2019.

Abbreviations

ADR  — American Depositary Receipt

CVR  — Contingent Value Right

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,452,538
Aggregate gross unrealized depreciation	(119,680,869)
Net unrealized appreciation	$82,771,669
Federal income tax cost	$811,385,905

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

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First Eagle Global Income Builder Fund

Fund Overview

Data as of April 30, 2019 (unaudited)

Investment Objective

The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. Fundamental research drives the identification of income-producing investment opportunities across all market environments.

Average Annual Returns^ (%)			One-Year	Five-Years	Since Inception (5/1/2012)
First Eagle Global Income Builder	Class A	without sales load	2.34	3.45	5.88
		with sales load	-2.77	2.39	5.10
Composite Index			6.28	5.55	6.96
MSCI World Index			6.48	7.31	9.83
Bloomberg Barclays U.S. Aggregate Index			5.29	2.57	2.33

Asset Allocation* (%)

Sectors* (%)
Consumer Staples	14.7
Industrials	13.1
Financials	12.7
Materials	7.0
Energy	6.3
Information Technology	6.3
U.S. Treasury Obligations	6.1
Consumer Discretionary	6.1
Health Care	5.8
Commodities	5.1
Communication Services	5.1
Real Estate	3.3
Foreign Government Securities	0.4
Utilities	0.1
Short-Term Investments	7.9

Countries*~ (%)

United States	47.1
United Kingdom	8.6
Japan	5.2
France	5.1
Hong Kong	4.3
Canada	4.1
Switzerland	3.1
Germany	2.3
Netherlands	2.1
South Korea	1.6
Belgium	1.6
Sweden	1.1
Thailand	0.9
Norway	0.8
Singapore	0.7
Chile	0.7
Mexico	0.4
Denmark	0.4
Taiwan	0.4
Austria	0.3
Russia	0.3
Ireland	0.3
Malaysia	0.2
Brazil	0.2
Australia	0.2
Indonesia	0.1
New Zealand	0.0	**
Israel	0.0	**
Short-Term Investments	7.9

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**Less than 0.05%

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed markets. The index provides total returns in U.S. dollars with net dividends reinvested. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pasthroughs), ABS and CMBS. One cannot invest directly in an index.

Top 10 Holdings* (%)

Gold bullion (Precious Metal)	5.0
Nestle SA (Registered) (Food Products, Switzerland)	2.4
British American Tobacco plc (Tobacco, United Kingdom)	1.9
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	1.8
Danone SA (Food Products, France)	1.7
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.6
Groupe Bruxelles Lambert SA (Diversified Financial Services, Belgium)	1.6
Colgate-Palmolive Co. (Household Products, United States)	1.3
U.S. Treasury Notes 2.63%, 7/31/2020 (U.S. Treasury Obligations, United States)	1.3
FANUC Corp. (Machinery, Japan)	1.2
Total	19.8

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 55.5%
Austria — 0.3%
Mayr Melnhof Karton AG	39,074	5,057,451
Belgium — 1.6%
Groupe Bruxelles Lambert SA	247,375	23,688,678
Brazil — 0.3%
Cielo SA	1,861,348	3,645,700
Canada — 2.6%
Agnico Eagle Mines Ltd.	117,906	4,882,753
Franco-Nevada Corp.	62,753	4,496,276
Nutrien Ltd.	251,917	13,648,863
Power Corp. of Canada	479,510	11,002,566
Wheaton Precious Metals Corp.	255,902	5,547,955
		39,578,413
Chile — 0.7%
Cia Cervecerias Unidas SA, ADR	373,175	10,277,239
Quinenco SA	200,388	539,950
		10,817,189
Denmark — 0.4%
ISS A/S	202,239	6,298,055
France — 5.0%
Bouygues SA	33,151	1,247,883
Cie de Saint-Gobain	166,174	6,813,123
Danone SA	318,744	25,768,834
Legrand SA	57,558	4,233,556
LVMH Moet Hennessy Louis Vuitton SE	4,980	1,955,234
Rexel SA	479,094	6,440,889
Sanofi	170,165	14,846,777
Sodexo SA	109,912	12,605,103
Wendel SA	15,480	2,144,132
		76,055,531
Germany — 0.9%
Hamburger Hafen und Logistik AG	40,253	1,016,061
HeidelbergCement AG	83,534	6,759,574
Telefonica Deutschland Holding AG	1,590,230	5,165,311
		12,940,946

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Hong Kong — 4.3%
CK Asset Holdings Ltd.	1,595,000	12,824,661
Great Eagle Holdings Ltd.	1,749,774	8,246,201
Guoco Group Ltd.	67,700	1,007,743
Hang Lung Properties Ltd.	1,280,764	3,014,568
Hysan Development Co. Ltd.	1,193,083	6,686,910
Jardine Matheson Holdings Ltd.	361,400	23,790,992
Mandarin Oriental International Ltd.	4,571,800	8,823,574
		64,394,649
Ireland — 0.3%
CRH plc	112,552	3,778,448
Japan — 5.1%
FANUC Corp.	101,100	18,994,220
Hoya Corp.	77,800	5,494,831
KDDI Corp.	705,600	16,262,349
Komatsu Ltd.	29,200	754,248
Mitsubishi Electric Corp.	338,500	4,843,912
NTT DOCOMO, Inc.	546,900	11,876,254
Secom Co. Ltd.	140,000	11,778,389
Sompo Holdings, Inc.	188,800	7,125,914
		77,130,117
Malaysia — 0.2%
British American Tobacco Malaysia Bhd.	427,000	3,602,640
Mexico — 0.4%
Fresnillo plc	646,614	6,333,121
Netherlands — 0.4%
HAL Trust	40,466	6,230,371
New Zealand — 0.0% (a)
SKY Network Television Ltd.	747,586	610,045
Norway — 0.8%
Orkla ASA	1,577,862	12,383,917
Russia — 0.3%
Gazprom PJSC, ADR	847,384	4,236,356
Singapore — 0.5%
ComfortDelGro Corp. Ltd.	2,628,900	5,207,021

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Singapore — 0.5% (continued)
Overseas Education Ltd.	7,791,800	1,866,830
		7,073,851
South Korea — 1.6%
Kia Motors Corp.	214,165	8,301,873
KT&G Corp.	181,342	15,862,391
		24,164,264
Sweden — 1.1%
Industrivarden AB, Class C	143,213	3,222,960
Investor AB, Class A	232,453	11,041,763
Svenska Handelsbanken AB, Class A	204,034	2,228,683
		16,493,406
Switzerland — 3.0%
Cie Financiere Richemont SA (Registered)	135,025	9,870,644
Nestle SA (Registered)	374,750	36,080,050
		45,950,694
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	137,560	6,027,879
Thailand — 0.9%
Bangkok Bank PCL, NVDR	1,343,800	8,549,837
Thai Beverage PCL	7,735,100	4,777,990
		13,327,827
United Kingdom — 7.3%
Berkeley Group Holdings plc	242,618	11,902,022
British American Tobacco plc	747,743	29,273,350
BT Group plc	1,226,496	3,659,882
Diageo plc	153,491	6,470,829
Domino's Pizza Group plc	1,774,727	6,206,738
GlaxoSmithKline plc	718,271	14,755,602
Hiscox Ltd.	303,226	6,632,368
Linde plc	60,775	10,960,143
Lloyds Banking Group plc	16,380,575	13,396,606
Ultra Electronics Holdings plc	107,663	2,239,361
Unilever NV, CVA	39,231	2,373,655
WPP plc	251,367	3,136,506
		111,007,062

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
United States — 17.1%
3M Co.	58,886	11,159,486
American Express Co.	26,071	3,056,303
Analog Devices, Inc.	27,849	3,237,168
Anthem, Inc.	17,469	4,594,871
Bank of New York Mellon Corp. (The)	63,500	3,153,410
BB&T Corp.	248,701	12,733,491
CH Robinson Worldwide, Inc.	84,932	6,879,492
Cincinnati Financial Corp.	33,028	3,176,633
Colgate-Palmolive Co.	268,127	19,516,964
ConocoPhillips	15,850	1,000,452
Cummins, Inc.	21,386	3,556,278
Deere & Co.	45,280	7,499,726
Exxon Mobil Corp.	336,600	27,022,248
Flowserve Corp.	32,302	1,583,767
H&R Block, Inc.	138,105	3,757,837
Microsoft Corp.	60,272	7,871,523
National Oilwell Varco, Inc.	142,073	3,713,788
Omnicom Group, Inc.	132,256	10,584,448
Oracle Corp.	229,910	12,720,920
Philip Morris International, Inc.	214,517	18,568,592
Royal Gold, Inc.	38,328	3,336,836
San Juan Basin Royalty Trust	356,080	1,613,042
Schlumberger Ltd.	415,029	17,713,438
Scotts Miracle-Gro Co. (The)	1,556	132,291
Synchrony Financial	94,442	3,274,304
Texas Instruments, Inc.	79,930	9,418,152
Tiffany & Co.	53,002	5,714,676
Travelers Cos., Inc. (The)	40,187	5,776,881
UGI Corp.	35,088	1,912,647
Union Pacific Corp.	59,096	10,462,356
US Bancorp	97,344	5,190,382
Wells Fargo & Co.	158,359	7,666,159
Weyerhaeuser Co., REIT	696,046	18,654,033

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
United States — 17.1% (continued)
Willis Towers Watson plc	8,879	1,636,755
		257,889,349
Total Common Stocks (Cost $751,534,953)		838,715,959
	Principal Amount ($)
Corporate Bonds — 22.3%
Australia — 0.2%
Nufarm Australia Ltd. 5.75%, 4/30/2026 (b)	2,633,000	2,448,690
Canada — 1.4%
Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019 (b)	2,901,000	2,891,442
Methanex Corp. 3.25%, 12/15/2019	7,800,000	7,804,419
New Gold, Inc. 6.25%, 11/15/2022 (b)	2,659,000	2,413,042
Open Text Corp. 5.63%, 1/15/2023 (b)	7,229,000	7,409,725
5.88%, 6/1/2026 (b)	398,000	416,905
		20,935,533
Germany — 1.4%
Bayer US Finance LLC 2.38%, 10/8/2019 (b)	2,577,000	2,568,605
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (b)	9,929,000	9,980,267
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (b)	2,494,000	2,596,254
IHO Verwaltungs GmbH 4.12%, 9/15/2021 (b)(c)	1,950,000	1,959,750
4.50%, 9/15/2023 (b)(c)	3,455,216	3,489,112
		20,593,988
Israel — 0.0% (a)
Teva Pharmaceutical Finance Netherlands III BV 1.70%, 7/19/2019	541,000	538,441

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
Netherlands — 1.7%
NXP BV 4.13%, 6/1/2021 (b)	2,953,000	3,007,069
4.63%, 6/1/2023 (b)	4,847,000	5,056,681
Shell International Finance BV 1.38%, 9/12/2019	426,000	424,068
4.38%, 3/25/2020	7,564,000	7,680,362
2.13%, 5/11/2020	4,211,000	4,190,393
2.25%, 11/10/2020	4,824,000	4,808,390
		25,166,963
United Kingdom — 0.5%
Ashtead Capital, Inc. 5.25%, 8/1/2026 (b)	378,000	392,648
BP Capital Markets plc 1.68%, 5/3/2019	2,356,000	2,355,935
Jaguar Land Rover Automotive plc 4.25%, 11/15/2019 (b)	1,619,000	1,619,000
Lloyds Banking Group plc 3.00%, 1/11/2022	1,250,000	1,245,514
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	2,090,000	2,052,888
		7,665,985
United States — 17.1%
ACCO Brands Corp. 5.25%, 12/15/2024 (b)	10,340,000	10,236,600
Aircastle Ltd. 6.25%, 12/1/2019	4,859,000	4,956,174
7.63%, 4/15/2020	2,525,000	2,629,237
5.50%, 2/15/2022	4,919,000	5,186,320
Altria Group, Inc. 2.63%, 1/14/2020	2,443,000	2,438,185
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	3,493,000	3,575,470
6.25%, 3/15/2026	2,351,000	2,351,000
American Express Credit Corp. 1.70%, 10/30/2019	4,038,000	4,020,483
Andeavor Logistics LP 3.50%, 12/1/2022	111,000	112,239

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 17.1% (continued)
Aramark Services, Inc. 5.13%, 1/15/2024	5,970,000	6,171,487
5.00%, 4/1/2025 (b)	1,343,000	1,379,933
4.75%, 6/1/2026	1,076,000	1,092,140
5.00%, 2/1/2028 (b)	194,000	197,453
Berry Global, Inc. 5.50%, 5/15/2022	1,145,000	1,160,744
Block Financial LLC 4.13%, 10/1/2020	2,474,000	2,507,262
BWX Technologies, Inc. 5.38%, 7/15/2026 (b)	704,000	718,080
CA, Inc. 5.38%, 12/1/2019	3,558,000	3,602,308
CCO Holdings LLC 5.25%, 9/30/2022	1,459,000	1,482,709
Centene Corp. 5.63%, 2/15/2021	2,031,000	2,064,004
4.75%, 5/15/2022	2,036,000	2,075,010
4.75%, 1/15/2025	2,941,000	2,983,644
CenturyLink, Inc. Series S, 6.45%, 6/15/2021	1,331,000	1,387,568
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (b)	350,000	366,187
Charter Communications Operating LLC 4.46%, 7/23/2022	2,306,000	2,392,558
4.91%, 7/23/2025	3,845,000	4,078,672
CITGO Petroleum Corp. 6.25%, 8/15/2022 (b)	13,847,000	13,812,382
Cloud Peak Energy Resources LLC 12.00%, 11/1/2021	7,707,000	905,572
CNH Industrial Capital LLC 4.38%, 11/6/2020	687,000	698,274
3.88%, 10/15/2021	3,225,000	3,269,182
CommScope, Inc. 5.50%, 3/1/2024 (b)	563,000	587,279
Constellation Brands, Inc. 2.00%, 11/7/2019	801,000	797,586
3.88%, 11/15/2019	759,000	762,745

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 17.1% (continued)
CVS Health Corp. 3.13%, 3/9/2020	882,000	884,021
(ICE LIBOR USD 3 Month + 0.72%), 3.32%, 3/9/2021 (d)	963,000	966,888
DCP Midstream Operating LP 5.35%, 3/15/2020 (b)	8,902,000	9,047,014
4.75%, 9/30/2021 (b)	4,084,000	4,160,575
6.45%, 11/3/2036 (b)	1,545,000	1,575,900
Dell International LLC 4.42%, 6/15/2021 (b)	4,220,000	4,322,240
6.02%, 6/15/2026 (b)	3,103,000	3,361,139
Dell, Inc. 5.88%, 6/15/2019	876,000	878,190
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	1,619,000	1,574,478
Dollar Tree, Inc. (ICE LIBOR USD 3 Month + 0.70%), 3.29%, 4/17/2020 (d)	95,000	95,008
3.70%, 5/15/2023	1,344,000	1,365,903
DowDuPont, Inc. 3.77%, 11/15/2020	9,372,000	9,522,229
Energizer Gamma Acquisition BV 4.63%, 7/15/2026 (b)	2,632,000	3,037,306
EW Scripps Co. (The) 5.13%, 5/15/2025 (b)	3,870,000	3,676,500
Foot Locker, Inc. 8.50%, 1/15/2022	1,864,000	2,059,720
General Electric Co. 2.20%, 1/9/2020	8,652,000	8,590,571
Harland Clarke Holdings Corp. 6.88%, 3/1/2020 (b)	3,133,000	3,086,005
HCA, Inc. 6.50%, 2/15/2020	2,154,000	2,210,852
4.50%, 2/15/2027	9,547,000	9,799,960
IQVIA, Inc. 4.88%, 5/15/2023 (b)	6,321,000	6,423,716
John Deere Capital Corp. 2.35%, 1/8/2021	2,561,000	2,551,643
KFC Holding Co. 5.00%, 6/1/2024 (b)	600,000	613,500

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 17.1% (continued)
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (b)	4,015,000	4,074,743
4.88%, 11/1/2026 (b)	803,000	815,045
Meredith Corp. 6.88%, 2/1/2026	1,716,000	1,784,640
Molson Coors Brewing Co. 1.45%, 7/15/2019	3,813,000	3,803,305
Philip Morris International, Inc. 2.00%, 2/21/2020	408,000	405,771
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (b)	3,300,000	3,349,500
5.88%, 9/30/2027 (b)	3,343,000	3,451,648
Plantronics, Inc. 5.50%, 5/31/2023 (b)	3,656,000	3,687,990
Post Holdings, Inc. 5.50%, 3/1/2025 (b)	1,076,000	1,101,555
Spectrum Brands, Inc. 5.75%, 7/15/2025	1,520,000	1,552,300
Sprint Capital Corp. 6.90%, 5/1/2019	5,930,000	5,930,000
Symantec Corp. 3.95%, 6/15/2022	2,040,000	2,045,025
Synchrony Financial 3.00%, 8/15/2019	1,977,000	1,977,432
Taylor Morrison Communities, Inc. 5.88%, 4/15/2023 (b)	3,107,000	3,196,577
TEGNA, Inc. 5.13%, 7/15/2020	4,641,000	4,664,205
Teleflex, Inc. 5.25%, 6/15/2024	1,428,000	1,463,700
4.63%, 11/15/2027	824,000	819,880
UnitedHealth Group, Inc. 1.95%, 10/15/2020	2,092,000	2,072,474
USG Corp. 4.88%, 6/1/2027 (b)	850,000	858,500
Valvoline, Inc. 4.38%, 8/15/2025	979,000	949,630
Veritas US, Inc. 7.50%, 2/1/2023 (b)	4,363,000	4,232,110

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 17.1% (continued)
Vulcan Materials Co. (ICE LIBOR USD 3 Month + 0.65%), 3.28%, 3/1/2021 (d)	3,834,000	3,839,500
4.50%, 4/1/2025	10,940,000	11,413,784
Wachovia Capital Trust III (ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 6/6/2019 (d)(e)	6,773,000	6,732,836
WESCO Distribution, Inc. 5.38%, 12/15/2021	4,695,000	4,741,950
5.38%, 6/15/2024	2,693,000	2,760,325
Western Digital Corp. 4.75%, 2/15/2026	4,523,000	4,364,695
Xerox Corp. 5.63%, 12/15/2019	3,524,000	3,568,050
		259,459,015
Total Corporate Bonds (Cost $339,172,147)		336,808,615
U.S. Treasury Obligations — 6.0%
U.S. Treasury Notes 1.63%, 6/30/2019	11,440,000	11,424,169
1.38%, 12/15/2019	7,500,000	7,451,660
1.63%, 6/30/2020	11,550,000	11,451,193
2.63%, 7/31/2020	18,950,000	19,014,401
1.13%, 6/30/2021	19,405,000	18,947,921
2.13%, 6/30/2021	7,135,000	7,114,097
2.13%, 6/30/2022	15,238,000	15,185,024
		90,588,465
Total U.S. Treasury Obligations (Cost $90,767,704)		90,588,465
	Ounces
Commodities — 5.0%
Gold bullion* (Cost $74,192,280)	59,489	76,375,022

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)		Value ($)
Loan Assignments — 1.2%
United States — 1.2%
BI-LO Holding Finance LLC, First Lien Term Loan B (ICE LIBOR USD 3 Month + 8.00%), 10.65%, 5/15/2024 (d)		9,836,972	9,500,842
Osum Productions Corp., Term Loan (ICE LIBOR USD 3 Month + 5.50%), 8.10%, 7/31/2020‡ (d)		5,894,927	5,379,121
Zebra Technologies Corp., Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.23%, 10/27/2021 (d)		4,046,021	4,048,570
			18,928,533
Total Loan Assignments (Cost $19,357,328)			18,928,533
	Shares
Closed End Funds — 0.6%
United Kingdom — 0.6%
Caledonia Investments plc (Cost $8,309,362)		233,913	9,345,153
	Principal Amount ($)
Foreign Government Securities — 0.4%
Indonesia — 0.1%
Indonesia Treasury Bond 8.25%, 7/15/2021	IDR	24,166,000,000	1,742,384
Singapore — 0.3%
Singapore Government Bond 3.25%, 9/1/2020	SGD	1,568,000	1,173,055
2.25%, 6/1/2021	SGD	3,839,000	2,840,933
			4,013,988
Total Foreign Government Securities (Cost $5,784,360)			5,756,372
	Shares
Preferred Stocks — 0.1%
United States — 0.1%
General American Investors Co., Inc., Series B 5.95%, 6/5/2019 (e)		4,712	125,858

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
United States — 0.1% (continued)
MetLife, Inc., Series A(ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%, 6/5/2019 (d)(e)	67,936	1,523,125
Total Preferred Stocks (Cost $1,760,123)		1,648,983
	Principal Amount ($)
Short-Term Investments — 7.8%
Commercial Paper — 5.8%
Avery Dennison Corp. 2.50%, 5/1/2019 (f)	8,393,000	8,392,414
Bunge Asset Funding Corp. 2.65%, 5/1/2019 (f)	8,564,000	8,563,367
Eni Finance USA, Inc. 2.59%, 5/1/2019 (f)	19,698,000	19,696,577
Hitachi America Capital Ltd. 2.60%, 5/1/2019 (f)	28,263,000	28,260,961
Sysco Corp. 2.56%, 5/1/2019 (f)	23,124,000	23,122,338
Total Commercial Paper (Cost $88,042,000)		88,035,657
U.S. Treasury Obligations — 2.0%
U.S. Treasury Bills 2.38%, 6/4/2019 (f)	15,000,000	14,966,026
2.36%, 6/20/2019 (f)	15,000,000	14,950,417
Total U.S. Treasury Obligations (Cost $29,917,467)		29,916,443
	Shares
Investment Companies — 0.0% (a)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.27% (g) (Cost $13,085)	13,085	13,085
Total Short-Term Investments (Cost $117,972,552)		117,965,185
Total Investments — 98.9% (Cost $1,408,850,809)		1,496,132,287
Other Assets Less Liabilities — 1.1%		16,273,494
Net Assets — 100.0%		1,512,405,781

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents less than 0.05% of net assets.

(b)  Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)  Payment in-kind security.

(d)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2019.

(e)  Perpetual security. The rate reflected was the rate in effect on April 30, 2019. The maturity date reflects the next call date.

(f)  The rate shown was the current yield as of April 30, 2019.

(g)  Represents 7-day effective yield as of April 30, 2019.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$142,055,023
Aggregate gross unrealized depreciation	(53,425,842)
Net unrealized appreciation	$88,629,181
Federal income tax cost	$1,408,850,809

Forward Foreign Currency Exchange Contracts Outstanding as of April 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,946,954	EUR	5,887,000	Bank of New York Mellon	5/15/2019	$336,493
USD	900,077	GBP	673,000	Bank of New York Mellon	5/15/2019	21,852
USD	3,739,267	JPY	412,400,000	Bank of New York Mellon	5/15/2019	33,001
USD	7,606,098	EUR	6,494,000	Goldman Sachs	6/19/2019	291,386
USD	1,996,609	GBP	1,502,000	Goldman Sachs	6/19/2019	32,862
USD	9,047,444	EUR	7,825,000	JPMorgan Chase Bank	7/17/2019	211,329
USD	1,767,562	GBP	1,342,000	JPMorgan Chase Bank	7/17/2019	10,510
USD	2,485,922	JPY	273,930,000	JPMorgan Chase Bank	7/17/2019	11,363
USD	6,389,411	EUR	5,446,000	UBS AG	8/21/2019	221,117
USD	1,877,809	JPY	199,735,000	UBS AG	8/21/2019	68,474
USD	7,822,370	EUR	6,765,000	HSBC Bank plc	9/18/2019	142,428
USD	4,390,328	JPY	473,734,000	HSBC Bank plc	9/18/2019	89,422
Total unrealized appreciation						1,470,237
First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2019 (unaudited)

Forward Foreign Currency Exchange Contracts Outstanding as of April 30, 2019 (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,399,316	JPY	266,636,000	Goldman Sachs	6/19/2019	$(3,996)
USD	1,433,895	GBP	1,109,000	JPMorgan Chase Bank	7/17/2019	(18,095)
USD	5,838,631	GBP	4,526,000	UBS AG	8/21/2019	(97,248)
USD	1,717,161	GBP	1,310,000	HSBC Bank plc	9/18/2019	(3,195)
Total unrealized depreciation						(122,534)
Net unrealized appreciation						$1,347,703

Abbreviations

ADR  — American Depositary Receipt

CVA  — Dutch Certification

EUR  — Euro

GBP  — British Pound

ICE  — Intercontinental Exchange

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

LIBOR  — London Interbank Offered Rate

NVDR  — Non-Voting Depositary Receipt

PJSC  — Public Joint Stock Company

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

USD  — United States Dollar

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle High Yield Fund

Fund Overview

Data as of April 30, 2019 (unaudited)

Investment Objective

The First Eagle High Yield Fund seeks to provide investors with a high level of current income. To pursue this objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade securities and instruments.

Average Annual Returns^ (%)		One-Year	Five-Years	Ten-Years
First Eagle High Yield Fund	Class I	3.32	2.93	9.43
Bloomberg Barclays U.S. Corporate High Yield Index		6.74	4.84	10.15

Asset Allocation* (%)

Sectors* (%)
Energy	16.4
Industrials	13.4
Consumer Staples	12.0
Consumer Discretionary	10.8
Information Technology	10.6
Communication Services	9.9
Materials	9.9
Health Care	7.5
Real Estate	2.0
Financials	1.3
Utilities	0.4
Short-Term Investments	5.8

Countries*~ (%)

United States	77.2
Canada	6.3
United Kingdom	5.3
Germany	2.1
Netherlands	1.5
South Korea	0.7
Australia	0.6
Singapore	0.4
Israel	0.1
Short-Term Investments	5.8

^Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle High Yield Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The Bloomberg Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

Top 10 Holdings* (%)

Southeastern Grocers, Inc. (Food & Staples Retailing, United States)	3.0
Sprint Capital Corp. (Diversified Telecommunication Services, United States)	2.6
CITGO Petroleum Corp. (Oil, Gas & Consumable Fuels, United States)	2.3
Osum Productions Corp., Term Loan (Oil, Gas & Consumable Fuels, United States)	2.3
Antero Resources Corp. (Oil, Gas & Consumable Fuels, United States)	2.2
AMN Healthcare, Inc. (Professional Services, United States)	2.1
Open Text Corp. (Software, Canada)	2.0
EnQuest plc (Oil, Gas & Consumable Fuels, United Kingdom)	1.9
DCP Midstream Operating LP (Oil, Gas & Consumable Fuels, United States)	1.8
Dell International LLC (Technology Hardware, Storage & Peripherals, United States)	1.7
Total	21.9

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle High Yield Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 83.9%
Australia — 0.5%
Nufarm Australia Ltd. 5.75%, 4/30/2026 (a)	1,721,000	1,600,530
Canada — 6.2%
Clearwater Seafoods, Inc. 6.88%, 5/1/2025 (a)	1,876,000	1,857,240
Kinross Gold Corp. 4.50%, 7/15/2027	1,868,000	1,804,525
Mercer International, Inc. 7.38%, 1/15/2025 (a)	544,000	574,260
New Gold, Inc. 6.25%, 11/15/2022 (a)	5,338,000	4,844,235
Open Text Corp. 5.63%, 1/15/2023 (a)	5,902,000	6,049,550
5.88%, 6/1/2026 (a)	94,000	98,465
Precision Drilling Corp. 7.75%, 12/15/2023	2,068,000	2,150,720
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	942,000	967,905
		18,346,900
Germany — 2.1%
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)	3,790,000	3,809,569
IHO Verwaltungs GmbH 4.12%, 9/15/2021 (a)(b)	800,000	804,000
4.50%, 9/15/2023 (a)(b)	1,609,174	1,624,960
		6,238,529
Israel — 0.1%
Teva Pharmaceutical Finance Netherlands III BV 1.70%, 7/19/2019	222,000	220,950
Netherlands — 1.4%
NXP BV 4.63%, 6/1/2023 (a)	4,013,000	4,186,603
Singapore — 0.4%
Avation Capital SA 6.50%, 5/15/2021 (a)	1,216,000	1,216,000

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle High Yield Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
South Korea — 0.7%
MagnaChip Semiconductor Corp. 6.63%, 7/15/2021 (c)	2,202,000	2,135,940
United Kingdom — 5.2%
CNH Industrial NV 4.50%, 8/15/2023	1,880,000	1,945,988
EnQuest plc 7.00%, 4/15/2022 (b)(d)	6,898,957	5,777,876
Jaguar Land Rover Automotive plc 4.25%, 11/15/2019 (a)	3,341,000	3,341,000
Virgin Media Secured Finance plc 5.50%, 1/15/2025 (a)	4,285,000	4,365,344
		15,430,208
United States — 67.3%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	4,362,000	4,318,380
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	1,345,000	1,092,812
AECOM 5.13%, 3/15/2027	188,000	188,707
Aircastle Ltd. 7.63%, 4/15/2020	4,515,000	4,701,387
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	2,682,000	2,745,322
6.25%, 3/15/2026	2,996,000	2,996,000
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	6,161,000	6,191,805
Antero Resources Corp. 5.63%, 6/1/2023	6,341,000	6,414,239
5.00%, 3/1/2025	942,000	927,870
Aramark Services, Inc. 5.13%, 1/15/2024	3,103,000	3,207,726
5.00%, 4/1/2025 (a)	584,000	600,060
4.75%, 6/1/2026	1,556,000	1,579,340
5.00%, 2/1/2028 (a)	57,000	58,015
B&G Foods, Inc. 5.25%, 4/1/2025	3,669,000	3,600,023
Berry Global, Inc. 5.50%, 5/15/2022	332,000	336,565

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle High Yield Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 67.3% (continued)
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	168,000	171,360
California Resources Corp. 8.00%, 12/15/2022 (a)	4,244,000	3,241,355
CCO Holdings LLC 5.25%, 9/30/2022	427,000	433,939
Centene Corp. 5.63%, 2/15/2021	2,258,000	2,294,693
4.75%, 5/15/2022	3,271,000	3,333,672
CenturyLink, Inc. Series S, 6.45%, 6/15/2021	1,984,000	2,068,320
Series W, 6.75%, 12/1/2023	2,968,000	3,149,790
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a)	89,000	93,116
Charter Communications Operating LLC 4.91%, 7/23/2025	465,000	493,259
Chemours Co. (The) 6.63%, 5/15/2023	2,202,000	2,281,162
CITGO Petroleum Corp. 6.25%, 8/15/2022 (a)	6,799,000	6,782,002
Cloud Peak Energy Resources LLC 12.00%, 11/1/2021	7,629,000	896,407
CNH Industrial Capital LLC 3.38%, 7/15/2019	200,000	200,196
3.88%, 10/15/2021	1,559,000	1,580,358
CommScope, Inc. 5.50%, 3/1/2024 (a)	118,000	123,089
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	1,400,000	1,361,500
Crown Americas LLC 4.50%, 1/15/2023	3,692,000	3,770,492
4.75%, 2/1/2026	1,844,000	1,873,965
DCP Midstream Operating LP 4.75%, 9/30/2021 (a)	5,186,000	5,283,237
Dell International LLC 7.13%, 6/15/2024 (a)	4,740,000	5,014,626
Dell, Inc. 5.88%, 6/15/2019	123,000	123,307

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle High Yield Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 67.3% (continued)
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	982,000	954,995
EMC Corp. 2.65%, 6/1/2020	3,800,000	3,780,101
Energizer Gamma Acquisition BV 4.63%, 7/15/2026 (a)	3,652,000	4,214,378
EW Scripps Co. (The) 5.13%, 5/15/2025 (a)	1,578,000	1,499,100
FirstCash, Inc. 5.38%, 6/1/2024 (a)	1,596,000	1,631,910
GameStop Corp. 6.75%, 3/15/2021 (a)	200,000	202,000
Genesis Energy LP 6.00%, 5/15/2023	3,702,000	3,742,500
6.50%, 10/1/2025	1,421,000	1,426,329
GLP Capital LP 5.25%, 6/1/2025	3,627,000	3,811,759
Harland Clarke Holdings Corp. 6.88%, 3/1/2020 (a)	4,153,000	4,090,705
HCA Healthcare, Inc. 6.25%, 2/15/2021	2,340,000	2,454,075
HCA, Inc. 6.50%, 2/15/2020	3,086,000	3,167,451
4.50%, 2/15/2027	1,761,000	1,807,660
IQVIA, Inc. 4.88%, 5/15/2023 (a)	2,928,000	2,975,580
5.00%, 10/15/2026 (a)	800,000	817,000
JBS USA LUX SA 6.75%, 2/15/2028 (a)	4,607,000	4,871,902
KFC Holding Co. 5.00%, 6/1/2024 (a)	3,845,000	3,931,513
5.25%, 6/1/2026 (a)	600,000	618,750
Koppers, Inc. 6.00%, 2/15/2025 (a)	1,389,000	1,344,274
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	1,939,000	1,967,852
4.88%, 11/1/2026 (a)	388,000	393,820
Men's Wearhouse, Inc. (The) 7.00%, 7/1/2022	1,623,000	1,586,483

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle High Yield Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 67.3% (continued)
Meredith Corp. 6.88%, 2/1/2026	3,382,000	3,517,280
MGIC Investment Corp. 5.75%, 8/15/2023	470,000	504,075
NGL Energy Partners LP 7.50%, 11/1/2023	2,936,000	3,052,853
Party City Holdings, Inc. 6.63%, 8/1/2026 (a)	557,000	552,137
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (a)	1,021,000	1,036,315
5.88%, 9/30/2027 (a)	638,000	658,735
Plantronics, Inc. 5.50%, 5/31/2023 (a)	1,696,000	1,710,840
Post Holdings, Inc. 5.50%, 3/1/2025 (a)	430,000	440,213
Radian Group, Inc. 4.50%, 10/1/2024	233,000	233,350
SBA Communications Corp. 4.88%, 9/1/2024	1,902,000	1,931,743
Shea Homes LP 5.88%, 4/1/2023 (a)	4,705,000	4,705,000
Silgan Holdings, Inc. 5.50%, 2/1/2022	4,720,000	4,743,600
Spectrum Brands, Inc. 5.75%, 7/15/2025	2,968,000	3,031,070
Sprint Capital Corp. 6.90%, 5/1/2019	7,723,000	7,723,000
Sprint Communications, Inc. 7.00%, 8/15/2020	2,000,000	2,075,000
Symantec Corp. 3.95%, 6/15/2022	918,000	920,261
Taylor Morrison Communities, Inc. 5.88%, 4/15/2023 (a)	3,228,000	3,321,066
TEGNA, Inc. 5.13%, 7/15/2020	3,514,000	3,531,570
Teleflex, Inc. 5.25%, 6/15/2024	472,000	483,800
4.63%, 11/15/2027	264,000	262,680
Ultra Resources, Inc. 7.13%, 4/15/2025 (a)	3,868,000	560,860

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle High Yield Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 67.3% (continued)
USG Corp. 4.88%, 6/1/2027 (a)	360,000	363,600
Valvoline, Inc. 5.50%, 7/15/2024	233,000	238,825
4.38%, 8/15/2025	3,874,000	3,757,780
Veritas US, Inc. 7.50%, 2/1/2023 (a)	2,731,000	2,649,070
Vistra Operations Co. LLC 5.63%, 2/15/2027 (a)	1,071,000	1,099,114
Weight Watchers International, Inc. 8.63%, 12/1/2025 (a)	4,643,000	4,039,410
WellCare Health Plans, Inc. 5.38%, 8/15/2026 (a)	279,000	292,197
WESCO Distribution, Inc. 5.38%, 12/15/2021	4,523,000	4,568,230
Western Digital Corp. 4.75%, 2/15/2026	531,000	512,415
Xerox Corp. 5.63%, 12/15/2019	2,360,000	2,389,500
		199,723,822
Total Corporate Bonds (Cost $254,685,649)		249,099,482
Loan Assignments — 5.6%
United States — 5.6%
BI-LO Holding Finance LLC, First Lien Term Loan B (ICE LIBOR USD 3 Month + 8.00%), 10.65%, 5/15/2024 (e)	4,772,479	4,609,403
BJ's Wholesale Club, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.47%, 2/3/2024 (e)	3,638,490	3,653,517
Osum Productions Corp., Term Loan (ICE LIBOR USD 3 Month + 5.50%), 8.10%, 7/31/2020‡ (e)	7,350,472	6,707,305
Zebra Technologies Corp., Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.23%, 10/27/2021 (e)	1,518,927	1,519,884
		16,490,109
Total Loan Assignments (Cost $16,955,944)		16,490,109

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle High Yield Fund | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 3.0%
United States — 3.0%
Southeastern Grocers, Inc.*‡ (f) (Cost $7,855,278)	257,973	8,977,460
	Principal Amount ($)
Short-Term Investments — 5.7%
Commercial Paper — 5.7%
Avery Dennison Corp. 2.50%, 5/1/2019 (g)	1,623,000	1,622,887
Bunge Asset Funding Corp. 2.65%, 5/1/2019 (g)	1,656,000	1,655,877
Eni Finance USA, Inc. 2.59%, 5/1/2019 (g)	3,810,000	3,809,725
Hitachi America Capital Ltd. 2.60%, 5/1/2019 (g)	5,466,000	5,465,606
Sysco Corp. 2.56%, 5/1/2019 (g)	4,472,000	4,471,679
Total Commercial Paper (Cost $17,027,000)		17,025,774
	Shares
Investment Companies — 0.0% (h)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.27% (i) (Cost $2,416)	2,416	2,416
Total Short-Term Investments (Cost $17,029,416)		17,028,190
Total Investments — 98.2% (Cost $296,526,287)		291,595,241
Other Assets Less Liabilities — 1.8%		5,410,169
Net Assets — 100.0%		297,005,410

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)  Payment in-kind security.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle High Yield Fund | Schedule of Investments | April 30, 2019 (unaudited)

(c)  Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2019.

(d)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2019.

(f)  Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2019 amounted to $8,977,460, which represents approximately 3.02% of net assets of the Fund.

(g)  The rate shown was the current yield as of April 30, 2019.

(h)  Represents less than 0.05% of net assets.

(i)  Represents 7-day effective yield as of April 30, 2019.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,620,588
Aggregate gross unrealized depreciation	(11,473,101)
Net unrealized depreciation	$(4,852,513)
Federal income tax cost	$296,526,287

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,182,578	EUR	3,634,000	JPMorgan Chase Bank	7/17/2019	$79,007
Total unrealized appreciation						79,007
USD	74,054	EUR	66,000	JPMorgan Chase Bank	7/17/2019	(474)
Total unrealized depreciation						(474)
Net unrealized appreciation						$78,533

Abbreviations

EUR  — Euro

ICE  — Intercontinental Exchange

LIBOR  — London Interbank Offered Rate

USD  — United States Dollar

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Fund of America

Fund Overview

Data as of April 30, 2019 (unaudited)

Investment Objective

The First Eagle Fund of America is a non-diversified U.S. equity fund that seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities. The Fund has a unique event-driven bias that focuses on identifying companies poised to benefit from change that the market has not yet recognized.

Average Annual Returns (%)		One-Year	Five-Years	Ten-Years
First Eagle Fund of America	Class Y	-4.82	2.51	10.77
S&P 500 Index		13.49	11.63	15.32

Asset Allocation* (%)

Sectors* (%)

Materials	20.4
Consumer Discretionary	17.1
Health Care	13.3
Information Technology	13.1
Industrials	10.7
Financials	7.4
Consumer Staples	5.4
Energy	3.7
Communication Services	0.5
Options Purchased	3.0
Short-Term Investments	5.4

*Asset Allocation and Sector percentages are based on total investments in the portfolio.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Fund of America | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

Top 10 Holdings* (%)

Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure, United States)	6.1
Ball Corp. (Containers & Packaging, United States)	5.7
Post Holdings, Inc. (Food Products, United States)	5.5
Chemours Co. (The) (Chemicals, United States)	5.2
HP, Inc. (Technology Hardware, Storage & Peripherals, United States)	4.7
ServiceMaster Global Holdings, Inc. (Diversified Consumer Services, United States)	4.4
Martin Marietta Materials, Inc. (Construction Materials, United States)	4.1
Packaging Corp. of America (Containers & Packaging, United States)	4.0
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels, United States)	3.8
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure, United States)	3.4
Total	46.9

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Fund of America | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 94.1%
Aerospace & Defense — 3.6%
Aerojet Rocketdyne Holdings, Inc.* (a)	640,377	21,683,165
General Dynamics Corp. (a)	126,847	22,670,096
		44,353,261
Auto Components — 1.5%
Visteon Corp.* (a)	270,954	17,888,383
Biotechnology — 3.8%
Alexion Pharmaceuticals, Inc.* (a)	62,200	8,467,286
Halozyme Therapeutics, Inc.* (a)	2,128,275	34,329,076
Intrexon Corp.*	842,665	3,648,739
		46,445,101
Capital Markets — 5.0%
Intercontinental Exchange, Inc. (a)	318,127	25,879,631
KKR & Co., Inc., Class A (a)	1,435,480	35,097,486
		60,977,117
Chemicals — 7.1%
Chemours Co. (The)	1,768,952	63,699,961
Huntsman Corp.	788,266	17,531,036
Sherwin-Williams Co. (The) (a)	12,800	5,821,824
		87,052,821
Construction Materials — 4.1%
Martin Marietta Materials, Inc. (a)	225,606	50,061,971
Containers & Packaging — 9.7%
Ball Corp. (a)	1,154,572	69,205,045
Packaging Corp. of America (a)	495,073	49,091,439
		118,296,484
Diversified Consumer Services — 6.7%
frontdoor, Inc.* (a)	803,799	28,325,877
ServiceMaster Global Holdings, Inc.* (a)	1,087,357	53,313,114
		81,638,991
Electrical Equipment — 3.2%
nVent Electric plc	1,404,946	39,268,241
Food Products — 5.5%
Post Holdings, Inc.* (a)	596,477	67,270,676

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Fund of America | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Health Care Providers & Services — 2.3%
Anthem, Inc. (a)	92,408	24,306,076
Laboratory Corp. of America Holdings* (a)	24,000	3,838,080
		28,144,156
Hotels, Restaurants & Leisure — 9.4%
Wyndham Destinations, Inc.	1,695,544	73,857,897
Wyndham Hotels & Resorts, Inc. (a)	737,968	41,119,577
		114,977,474
Insurance — 2.6%
Aon plc	174,389	31,414,435
Interactive Media & Services — 0.5%
Zillow Group, Inc., Class C* (a)	180,900	6,042,060
IT Services — 1.1%
Conduent, Inc.*	997,767	12,801,351
Oil, Gas & Consumable Fuels — 3.8%
Marathon Petroleum Corp. (a)	770,543	46,902,952
Pharmaceuticals — 7.6%
Allergan plc (a)	224,000	32,928,000
Innoviva, Inc.* (a)	422,100	5,922,063
Medicines Co. (The)*	444,773	14,210,497
Perrigo Co. plc (a)	687,500	32,945,000
TherapeuticsMD, Inc.*	1,443,856	6,208,581
		92,214,141
Professional Services — 1.4%
Equifax, Inc.	130,916	16,488,870
Semiconductors & Semiconductor Equipment — 6.6%
Cree, Inc.* (a)	562,400	37,169,016
Entegris, Inc. (a)	154,100	6,296,526
Qorvo, Inc.* (a)	486,885	36,813,375
		80,278,917
Software — 1.1%
BlackBerry Ltd. (Canada)*	1,486,362	13,644,803
Technology Hardware, Storage & Peripherals — 4.7%
HP, Inc.	2,854,114	56,939,574

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Fund of America | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Trading Companies & Distributors — 2.8%
Univar, Inc.*	1,503,750	33,578,738
Total Common Stocks (Cost $1,000,421,880)		1,146,680,517
	No. of Contracts
Options Purchased — 3.0%
Call Options — 3.0%
Exchange Traded
Chemicals — 0.4%
Albemarle Corp. 01/15/2021 at USD 75 Notional Amount: USD 18,765,000	2,500	3,280,000
Albemarle Corp. 01/15/2021 at USD 80 Notional Amount: USD 11,259,000	1,500	1,660,500
		4,940,500
Containers & Packaging — 0.6%
Ball Corp. 01/17/2020 at USD 37.5 Notional Amount: USD 17,982,000	3,000	6,975,000
Food Products — 0.0% (b)
Tyson Foods, Inc. 01/17/2020 at USD 60 Notional Amount: USD 1,875,250	250	415,000
Interactive Media & Services — 0.1%
Snap, Inc. 01/17/2020 at USD 10 Notional Amount: USD 3,899,000	3,500	910,000
Pharmaceuticals — 0.1%
Perrigo Co. plc 01/17/2020 at USD 35 Notional Amount: USD 4,792,000	1,000	1,480,000
Professional Services — 1.1%
Equifax, Inc. 01/17/2020 at USD 80 Notional Amount: USD 31,487,500	2,500	11,825,000
Equifax, Inc. 01/17/2020 at USD 85 Notional Amount: USD 6,297,500	500	2,132,500
		13,957,500
Technology Hardware, Storage & Peripherals — 0.7%
Western Digital Corp. 01/17/2020 at USD 40 Notional Amount: USD 35,784,000	7,000	8,225,000
Total Call Options		36,903,000
Total Options Purchased (Cost $35,882,937)		36,903,000

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Fund of America | Schedule of Investments | April 30, 2019 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments — 5.6%
Investment Companies — 5.6%
JP Morgan U.S. Government Money Market Fund, Agency Shares, 2.27% (c) (Cost $67,948,937)	67,948,937	67,948,937
Total Investments — 102.7% (Cost $1,104,253,754)		1,251,532,454
Liabilities in excess of other assets — (2.7%)		(33,042,227)
Net Assets — 100.0%		1,218,490,227

*  Non-income producing security.

(a)  All or a portion of the security pledged as collateral for call options written.

(b)  Represents less than 0.05% of net assets.

(c)  Represents 7-day effective yield as of April 30, 2019.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$248,836,728
Aggregate gross unrealized depreciation	(111,045,864)
Net unrealized appreciation	$137,790,864
Federal income tax cost	$1,104,253,754

Written Call Options Contracts as of April 30, 2019:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Aerojet Rocketdyne Holdings, Inc.	Exchange Traded	864	USD	(2,925,504)	USD	30.00	5/17/2019	(380,160)
Alexion Pharmaceuticals, Inc.	Exchange Traded	546	USD	(7,432,698)	USD	120.00	5/17/2019	(824,460)
Alexion Pharmaceuticals, Inc.	Exchange Traded	76	USD	(1,034,588)	USD	130.00	5/17/2019	(56,164)
Allergan plc	Exchange Traded	112	USD	(1,646,400)	USD	140.00	5/17/2019	(95,200)
Allergan plc	Exchange Traded	224	USD	(3,292,800)	USD	140.00	6/21/2019	(221,760)
Allergan plc	Exchange Traded	560	USD	(8,232,000)	USD	145.00	6/21/2019	(383,600)
Allergan plc	Exchange Traded	448	USD	(6,585,600)	USD	150.00	6/21/2019	(197,120)
Anthem, Inc.	Exchange Traded	151	USD	(3,971,753)	USD	220.00	5/17/2019	(687,050)
Anthem, Inc.	Exchange Traded	234	USD	(6,154,902)	USD	230.00	5/17/2019	(799,110)
Anthem, Inc.	Exchange Traded	131	USD	(3,445,693)	USD	240.00	6/21/2019	(354,879)
Anthem, Inc.	Exchange Traded	253	USD	(6,654,659)	USD	250.00	5/17/2019	(422,510)
Anthem, Inc.	Exchange Traded	77	USD	(2,025,331)	USD	250.00	6/21/2019	(165,165)
Anthem, Inc.	Exchange Traded	77	USD	(2,025,331)	USD	260.00	6/21/2019	(98,945)

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Fund of America | Schedule of Investments | April 30, 2019 (unaudited)

Written Call Options Contracts as of April 30, 2019: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Ball Corp.	Exchange Traded	3,000	USD	(17,982,000)	USD	55.00	5/17/2019	(1,560,000)
Ball Corp.	Exchange Traded	1,154	USD	(6,917,076)	USD	57.50	5/17/2019	(340,430)
Cree, Inc.	Exchange Traded	4,447	USD	(29,390,223)	USD	50.00	6/21/2019	(7,404,255)
Cree, Inc.	Exchange Traded	1,007	USD	(6,655,263)	USD	55.00	6/21/2019	(1,183,225)
Entegris, Inc.	Exchange Traded	1,541	USD	(6,296,526)	USD	40.00	8/16/2019	(476,169)
frontdoor, Inc.	Exchange Traded	406	USD	(1,430,744)	USD	33.00	7/19/2019	(182,700)
frontdoor, Inc.	Exchange Traded	391	USD	(1,377,884)	USD	34.00	5/17/2019	(103,615)
General Dynamics Corp.	Exchange Traded	364	USD	(6,505,408)	USD	175.00	5/17/2019	(171,808)
General Dynamics Corp.	Exchange Traded	317	USD	(5,665,424)	USD	175.00	6/21/2019	(220,315)
General Dynamics Corp.	Exchange Traded	63	USD	(1,125,936)	USD	180.00	5/17/2019	(13,860)
General Dynamics Corp.	Exchange Traded	190	USD	(3,395,680)	USD	180.00	6/21/2019	(87,210)
General Dynamics Corp.	Exchange Traded	63	USD	(1,125,936)	USD	185.00	6/21/2019	(14,931)
Halozyme Therapeutics, Inc.	Exchange Traded	3,164	USD	(5,103,532)	USD	16.00	5/17/2019	(237,300)
Halozyme Therapeutics, Inc.	Exchange Traded	3,192	USD	(5,148,696)	USD	16.00	6/21/2019	(319,200)
Halozyme Therapeutics, Inc.	Exchange Traded	1,064	USD	(1,716,232)	USD	17.00	5/17/2019	(42,560)
Halozyme Therapeutics, Inc.	Exchange Traded	1,064	USD	(1,716,232)	USD	17.00	6/21/2019	(58,520)
Innoviva, Inc.	Exchange Traded	4,221	USD	(5,922,063)	USD	15.00	6/21/2019	(379,890)
Intercontinental Exchange, Inc.	Exchange Traded	592	USD	(4,815,920)	USD	75.00	5/17/2019	(399,600)
Intercontinental Exchange, Inc.	Exchange Traded	484	USD	(3,937,340)	USD	77.50	5/17/2019	(222,640)
Intercontinental Exchange, Inc.	Exchange Traded	100	USD	(813,500)	USD	80.00	6/21/2019	(29,750)
KKR & Co., Inc.	Exchange Traded	1,341	USD	(3,278,745)	USD	24.00	6/21/2019	(155,556)
KKR & Co., Inc.	Exchange Traded	250	USD	(611,250)	USD	25.00	6/21/2019	(16,250)
Laboratory Corp. of America Holdings	Exchange Traded	82	USD	(1,311,344)	USD	150.00	6/21/2019	(105,780)
Laboratory Corp. of America Holdings	Exchange Traded	158	USD	(2,526,736)	USD	155.00	6/21/2019	(143,780)
Marathon Petroleum Corp.	Exchange Traded	238	USD	(1,448,706)	USD	60.00	5/17/2019	(58,786)

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Fund of America | Schedule of Investments | April 30, 2019 (unaudited)

Written Call Options Contracts as of April 30, 2019: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Martin Marietta Materials, Inc.	Exchange Traded	572	USD	(12,692,680)	USD	210.00	5/17/2019	(857,428)
Martin Marietta Materials, Inc.	Exchange Traded	226	USD	(5,014,940)	USD	210.00	6/21/2019	(351,430)
Packaging Corp. of America	Exchange Traded	271	USD	(2,687,236)	USD	95.00	5/17/2019	(100,270)
Packaging Corp. of America	Exchange Traded	813	USD	(8,061,708)	USD	100.00	5/17/2019	(121,950)
Packaging Corp. of America	Exchange Traded	248	USD	(2,459,168)	USD	100.00	6/21/2019	(71,920)
Packaging Corp. of America	Exchange Traded	934	USD	(9,261,544)	USD	100.00	7/19/2019	(350,250)
Packaging Corp. of America	Exchange Traded	224	USD	(2,221,184)	USD	105.00	5/17/2019	(7,840)
Perrigo Co. plc	Exchange Traded	688	USD	(3,296,896)	USD	45.00	5/17/2019	(295,840)
Perrigo Co. plc	Exchange Traded	2,064	USD	(9,890,688)	USD	45.00	6/21/2019	(926,736)
Perrigo Co. plc	Exchange Traded	2,376	USD	(11,385,792)	USD	50.00	5/17/2019	(368,280)
Perrigo Co. plc	Exchange Traded	688	USD	(3,296,896)	USD	50.00	6/21/2019	(154,800)
Post Holdings, Inc.	Exchange Traded	218	USD	(2,458,604)	USD	95.00	6/21/2019	(407,660)
Post Holdings, Inc.	Exchange Traded	599	USD	(6,755,522)	USD	100.00	6/21/2019	(769,116)
Qorvo, Inc.	Exchange Traded	1,493	USD	(11,288,573)	USD	65.00	5/17/2019	(1,791,600)
Qorvo, Inc.	Exchange Traded	243	USD	(1,837,323)	USD	75.00	5/17/2019	(80,190)
Qorvo, Inc.	Exchange Traded	243	USD	(1,837,323)	USD	77.50	5/17/2019	(52,245)
ServiceMaster Global Holdings, Inc.	Exchange Traded	6,606	USD	(32,389,218)	USD	45.00	5/17/2019	(2,873,610)
Sherwin-Williams Co. (The)	Exchange Traded	115	USD	(5,230,545)	USD	440.00	6/21/2019	(264,500)
Sherwin-Williams Co. (The)	Exchange Traded	13	USD	(591,279)	USD	460.00	6/21/2019	(14,248)
Visteon Corp.	Exchange Traded	54	USD	(356,508)	USD	70.00	5/17/2019	(3,564)
Visteon Corp.	Exchange Traded	542	USD	(3,578,284)	USD	75.00	6/21/2019	(35,230)
Visteon Corp.	Exchange Traded	135	USD	(891,270)	USD	80.00	5/17/2019	(4,050)
Visteon Corp.	Exchange Traded	488	USD	(3,221,776)	USD	80.00	6/21/2019	(15,128)
Visteon Corp.	Exchange Traded	135	USD	(891,270)	USD	85.00	5/17/2019	(3,375)
Wyndham Hotels & Resorts, Inc.	Exchange Traded	495	USD	(2,758,140)	USD	50.00	5/17/2019	(297,000)
Wyndham Hotels & Resorts, Inc.	Exchange Traded	2,250	USD	(12,537,000)	USD	52.50	5/17/2019	(810,000)
Wyndham Hotels & Resorts, Inc.	Exchange Traded	500	USD	(2,786,000)	USD	55.00	8/16/2019	(160,000)

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Fund of America | Schedule of Investments | April 30, 2019 (unaudited)

Written Call Options Contracts as of April 30, 2019: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Zillow Group, Inc.	Exchange Traded	735	USD	(2,454,900)	USD	35.00	5/17/2019	(124,950)
Zillow Group, Inc.	Exchange Traded	325	USD	(1,085,500)	USD	35.00	8/16/2019	(110,500)
Zillow Group, Inc.	Exchange Traded	162	USD	(541,080)	USD	40.00	8/16/2019	(24,300)
							Total Written Options Contracts (Premiums Received ($20,574,427))	(30,062,263)

Abbreviations

USD  — United States Dollar

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

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Statements of Assets and Liabilities

	First Eagle Global Fund*	First Eagle Overseas Fund*
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$33,816,475,088	$9,643,109,220
Investments in securities of affiliated issuers	1,562,687,346	164,067,324
Gold bullion	3,612,150,427	897,628,723
Silver bullion	—	—
Foreign currency	3,587,165	1,645,457
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	44,185,841,687	12,017,469,506
Investments in securities of affiliated issuers	1,549,884,706	496,964,033
Gold bullion	4,349,802,618	1,226,977,768
Silver bullion	—	—
Foreign currency	3,580,702	1,642,362
Unrealized appreciation on forward foreign currency exchange contracts	44,789,434	24,596,028
Receivable for investment securities sold	26,245,828	12,841,208
Foreign tax reclaims receivable	41,409,732	29,849,329
Receivable for Fund shares sold	125,690,709	16,886,671
Accrued interest and dividends receivable	146,752,004	69,680,601
Investment for trustee deferred compensation plan (Note 2)	4,033,259	3,626,204
Other assets	92,556	37,580
Total Assets	50,478,123,235	13,900,571,290
Liabilities
Investment advisory fees payable (Note 2)	30,918,459	8,560,107
Due to custodian	1,564,389	995,000
Payable for investment securities purchased	13,504,313	7,017,372
Distribution fees payable (Note 3)	6,835,348	730,995
Administrative fees payable (Note 2)	263,390	119,753
Trustee deferred compensation plan (Note 2)	4,033,259	3,626,204
Service fees payable (Note 3)	1,323,625	91,054
Trustee fees payable	171,956	53,564
Unrealized depreciation on forward foreign currency exchange contracts	2,669,456	1,119,353
Payable for Fund shares redeemed	74,719,488	18,791,624
Accrued expenses and other liabilities	27,939,845	9,977,737
Total Liabilities	163,943,528	51,082,763
Net Assets	$50,314,179,707	$13,849,488,527
Net Assets Consist of
Capital stock (par value, $0.001 per share)	883,756	577,482
Capital surplus	37,798,270,037	11,093,683,274
Total distributable earnings (losses)	12,515,025,914	2,755,227,771
Net Assets	$50,314,179,707	$13,849,488,527

First Eagle Funds | Semi-Annual Report | April 30, 2019

April 30, 2019 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$1,143,949,448	$668,836,637
Investments in securities of affiliated issuers	—	—
Gold bullion	149,249,390	82,542,947
Silver bullion	—	60,006,321
Foreign currency	—	—
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	1,546,594,679	695,396,787
Investments in securities of affiliated issuers	—	—
Gold bullion	162,523,553	149,887,361
Silver bullion	—	48,873,426
Foreign currency	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	114,925	7,090,959
Foreign tax reclaims receivable	—	—
Receivable for Fund shares sold	346,151	31,595,942
Accrued interest and dividends receivable	1,420,214	1,709,312
Investment for trustee deferred compensation plan (Note 2)	3,239,387	144,245
Other assets	86,558	16,960
Total Assets	1,714,325,467	934,714,992
Liabilities
Investment advisory fees payable (Note 2)	1,052,938	574,762
Due to custodian	1,739	1,302
Payable for investment securities purchased	—	3,545,189
Distribution fees payable (Note 3)	283,054	129,021
Administrative fees payable (Note 2)	38,433	44,922
Trustee deferred compensation plan (Note 2)	3,239,387	144,245
Service fees payable (Note 3)	50,445	20,459
Trustee fees payable	11,471	5,938
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	2,844,498	888,611
Accrued expenses and other liabilities	701,511	716,547
Total Liabilities	8,223,476	6,070,996
Net Assets	$1,706,101,991	$928,643,996
Net Assets Consist of
Capital stock (par value, $0.001 per share)	92,163	63,946
Capital surplus	1,167,935,261	1,528,088,732
Total distributable earnings (losses)	538,074,567	(599,508,682)
Net Assets	$1,706,101,991	$928,643,996

First Eagle Funds | Semi-Annual Report | April 30, 2019

Statements of Assets and Liabilities (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
Class A
Net assets	$13,777,316,498		$2,208,430,064
Shares outstanding	241,459,139		93,625,898
Net asset value per share and redemption proceeds per share	$57.06		$23.59
Offering price per share (NAV per share plus maximum sales charge)**	$60.06	(1)	$24.83	(1)
Class C
Net assets	$6,582,753,628		$459,762,609
Shares outstanding	119,911,667		20,301,605
Net asset value per share and redemption proceeds per share	$54.90		$22.65
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$54.36		$22.43
Class I
Net assets	$29,111,793,767		$10,504,387,807
Shares outstanding	507,699,897		435,492,516
Net asset value per share and redemption proceeds per share	$57.34		$24.12
Class R3
Net assets	$250,703		$177,241
Shares outstanding	4,376		7,356
Net asset value per share and redemption proceeds per share	$57.28		$24.09
Class R4
Net assets	$154,573		$85,242
Shares outstanding	2,695		3,536
Net asset value per share and redemption proceeds per share	$57.35		$24.11
Class R5
Net assets	$—		$11,438
Shares outstanding	—		474
Net asset value per share and redemption proceeds per share	$—		$24.11
Class R6
Net assets	$841,910,538		$676,634,126
Shares outstanding	14,678,472		28,050,429
Net asset value per share and redemption proceeds per share	$57.36		$24.12

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

**  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, R3, R4, R5 and R6 have no front-end sales charges.

(2)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

April 30, 2019 (unaudited)

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
Class A
Net assets	$633,244,993		$315,261,259
Shares outstanding	34,253,784		21,859,110
Net asset value per share and redemption proceeds per share	$18.49		$14.42
Offering price per share (NAV per share plus maximum sales charge)**	$19.46	(1)	$15.18	(1)
Class C
Net assets	$251,203,990		$96,661,308
Shares outstanding	14,252,785		7,281,445
Net asset value per share and redemption proceeds per share	$17.62		$13.28
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$17.45		$13.15
Class I
Net assets	$799,009,658		$398,968,254
Shares outstanding	42,453,550		26,895,704
Net asset value per share and redemption proceeds per share	$18.82		$14.83
Class R3
Net assets	$53,243		$269,247
Shares outstanding	2,832		18,113
Net asset value per share and redemption proceeds per share	$18.80		$14.87
Class R4
Net assets	$—		$—
Shares outstanding	—		—
Net asset value per share and redemption proceeds per share	$—		$—
Class R5
Net assets	$—		$—
Shares outstanding	—		—
Net asset value per share and redemption proceeds per share	$—		$—
Class R6
Net assets	$22,590,107		$117,483,928
Shares outstanding	1,200,223		7,891,925
Net asset value per share and redemption proceeds per share	$18.82		$14.89

First Eagle Funds | Semi-Annual Report | April 30, 2019

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund	First Eagle High Yield Fund
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$1,334,658,529	$296,526,287
Gold bullion	74,192,280	—
Foreign currency	95,122	—
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	1,419,757,265	291,595,241
Gold bullion	76,375,022	—
Foreign currency	94,884	—
Unrealized appreciation on forward foreign currency exchange contracts	1,470,237	79,007
Receivable for investment securities sold	6,196,086	1,848,116
Foreign tax reclaims receivable	1,843,487	—
Receivable for Fund shares sold	3,041,492	213,528
Accrued interest and dividends receivable	10,088,840	4,648,941
Investment for trustee deferred compensation plan (Note 2)	458,191	234,543
Other assets	79,634	43,100
Total Assets	1,519,405,138	298,662,476
Liabilities
Investment advisory fees payable (Note 2)	931,549	170,926
Option contracts written, at value (premiums received $—, $— and $20,574,427, respectively)	—	—
Due to custodian	54,282	1,939
Payable for investment securities purchased	351,618	—
Distribution fees payable (Note 3)	271,546	50,916
Administrative fees payable (Note 2)	62,105	12,209
Trustee deferred compensation plan (Note 2)	458,191	234,543
Service fees payable (Note 3)	63,947	11,551
Trustee fees payable	4,318	2,813
Payable for dividends to shareholders	677,563	180,134
Unrealized depreciation on forward foreign currency exchange contracts	122,534	474
Payable for Fund shares redeemed	3,416,862	723,342
Accrued expenses and other liabilities	584,842	268,219
Total Liabilities	6,999,357	1,657,066
Net Assets	$1,512,405,781	$297,005,410
Net Assets Consist of
Capital stock (par value, $0.001 per share)	126,547	34,047
Capital surplus	1,426,452,254	412,698,681
Total distributable earnings (losses)	85,826,980	(115,727,318)
Net Assets	$1,512,405,781	$297,005,410

First Eagle Funds | Semi-Annual Report | April 30, 2019

April 30, 2019 (unaudited)

First Eagle Fund of America
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$1,104,253,754
Gold bullion	—
Foreign currency	—
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	1,251,532,454
Gold bullion	—
Foreign currency	—
Unrealized appreciation on forward foreign currency exchange contracts	—
Receivable for investment securities sold	896,799
Foreign tax reclaims receivable	—
Receivable for Fund shares sold	418,705
Accrued interest and dividends receivable	540,398
Investment for trustee deferred compensation plan (Note 2)	1,484,730
Other assets	10,089
Total Assets	1,254,883,175
Liabilities
Investment advisory fees payable (Note 2)	912,463
Option contracts written, at value (premiums received $—, $— and $20,574,427, respectively)	30,062,263
Due to custodian	159,452
Payable for investment securities purchased	—
Distribution fees payable (Note 3)	219,613
Administrative fees payable (Note 2)	48,565
Trustee deferred compensation plan (Note 2)	1,484,730
Service fees payable (Note 3)	33,349
Trustee fees payable	15,488
Payable for dividends to shareholders	—
Unrealized depreciation on forward foreign currency exchange contracts	—
Payable for Fund shares redeemed	2,475,991
Accrued expenses and other liabilities	981,034
Total Liabilities	36,392,948
Net Assets	$1,218,490,227
Net Assets Consist of
Capital stock (par value, $0.001 per share)	47,621
Capital surplus	1,061,232,023
Total distributable earnings (losses)	157,210,583
Net Assets	$1,218,490,227

First Eagle Funds | Semi-Annual Report | April 30, 2019

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
Class A
Net assets	$385,474,436		$78,327,890
Shares outstanding	32,195,115		8,980,214
Net asset value per share and redemption proceeds per share	$11.97		$8.72
Offering price per share (NAV per share plus maximum sales charge)*	$12.60	(1)	$9.13	(2)
Class C
Net assets	$312,739,529		$56,078,823
Shares outstanding	26,191,104		6,434,682
Net asset value per share and redemption proceeds per share	$11.94		$8.72
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$11.82		$8.63
Class I
Net assets	$813,178,568		$160,534,169
Shares outstanding	68,075,952		18,395,858
Net asset value per share and redemption proceeds per share	$11.95		$8.73
Class Y
Net assets	$—		$—
Shares outstanding	—		—
Net asset value per share and redemption proceeds per share	$—		$—
Class R3
Net assets	$51,234		$51,485
Shares outstanding	4,289		5,896
Net asset value per share and redemption proceeds per share	$11.94		$8.73
Class R6
Net assets	$962,014		$2,013,043
Shares outstanding	80,588		230,696
Net asset value per share and redemption proceeds per share	$11.94		$8.73

*  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, Y (For First Eagle Fund of America only), R3 and R6 have no front-end sales charges.

(2)  The maximum sales charge is 4.50% for Class A shares. Classes C, I, R3 and R6 have no front-end sales charges.

(3)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

April 30, 2019 (unaudited)

	First Eagle Fund of America
Class A
Net assets	$318,612,008
Shares outstanding	12,139,935
Net asset value per share and redemption proceeds per share	$26.24
Offering price per share (NAV per share plus maximum sales charge)*	$27.62	(1)
Class C
Net assets	$159,919,224
Shares outstanding	8,289,044
Net asset value per share and redemption proceeds per share	$19.29
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$19.10
Class I
Net assets	$457,308,897
Shares outstanding	16,762,337
Net asset value per share and redemption proceeds per share	$27.28
Class Y
Net assets	$257,900,946
Shares outstanding	9,523,164
Net asset value per share and redemption proceeds per share	$27.08
Class R3
Net assets	$47,633
Shares outstanding	1,753
Net asset value per share and redemption proceeds per share	$27.18
Class R6
Net assets	$24,701,519
Shares outstanding	904,654
Net asset value per share and redemption proceeds per share	$27.30

First Eagle Funds | Semi-Annual Report | April 30, 2019

Statements of Operations

	First Eagle Global Fund*	First Eagle Overseas Fund*
Investment Income
Interest (net of $488,971, $221,672, $— and $—, foreign taxes withheld)	$94,490,099	$22,781,882
Dividends from: (net of $25,188,603, $12,439,597, $97,169 and $237,871 foreign taxes withheld)
Unaffiliated issuers	458,487,107	134,603,788
Affiliated issuers	7,488,818	947,515
Total Income	560,466,024	158,333,185
Expenses
Investment advisory fees (Note 2)	183,284,998	50,830,238
Distributions fees (Note 3)
Class A	15,234,769	2,578,947
Class C	29,570,459	2,286,678
Class R4	59	40
Class R3	169	125
Shareholder servicing agent fees	17,498,101	5,622,452
Service fees (Note 3)
Class C	9,856,820	762,226
Class R3	68	50
Administrative costs (Note 2)	1,734,022	615,066
Professional fees	413,771	241,449
Custodian and accounting fees	3,753,403	1,517,840
Shareholder reporting fees	1,545,103	521,687
Trustees' fees	661,204	199,941
Registration and filing fees	192,393	50,545
Other expenses	415,788	132,490
Total Expenses	264,161,127	65,359,774
Expense waiver	—	—
Expense reductions due to earnings credits (Note 1)	(154,601)	(36,746)
Net Expenses	264,006,526	65,323,028
Net Investment Income (Note 1)	296,459,498	93,010,157
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	1,758,645,508	278,178,031
Transactions in investment securities of affiliated issuers	2,748,910	15,722,042
Commodity related transactions	(898,405)	(274,663)
Settlement of foreign currency and foreign currency transactions	(1,851,122)	(1,177,518)
Settlement of forward foreign currency exchange contracts	47,596,253	25,445,258
	1,806,241,144	317,893,150
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of increase in deferred capital gain country tax accruals of $864,539, $2,688,094, $— and $—)	1,443,745,935	547,809,168
Investment securities of affiliated issuers	(47,667,638)	(35,042,619)
Foreign currency and foreign currency translations	(735,568)	(594,787)
Forward foreign currency exchange contracts	(25,421,623)	(14,252,762)
	1,369,921,106	497,919,000
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	3,176,162,250	815,812,150
Net Increase in Net Assets Resulting from Operations	$3,472,621,748	$908,822,307

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

April 30, 2019 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Investment Income
Interest (net of $488,971, $221,672, $— and $—, foreign taxes withheld)	$4,985,872	$318,678
Dividends from: (net of $25,188,603, $12,439,597, $97,169 and $237,871 foreign taxes withheld)
Unaffiliated issuers	13,175,402	6,072,934
Affiliated issuers	—	—
Total Income	18,161,274	6,391,612
Expenses
Investment advisory fees (Note 2)	6,409,534	3,433,863
Distributions fees (Note 3)
Class A	714,866	388,412
Class C	1,201,989	420,484
Class R4	—	—
Class R3	63	56
Shareholder servicing agent fees	660,414	574,026
Service fees (Note 3)
Class C	400,663	140,161
Class R3	25	22
Administrative costs (Note 2)	219,795	231,856
Professional fees	113,126	115,663
Custodian and accounting fees	163,587	282,580
Shareholder reporting fees	77,266	84,093
Trustees' fees	27,582	16,311
Registration and filing fees	26,972	39,602
Other expenses	23,315	15,374
Total Expenses	10,039,197	5,742,503
Expense waiver	(427,315)	—
Expense reductions due to earnings credits (Note 1)	(10,309)	(14,090)
Net Expenses	9,601,573	5,728,413
Net Investment Income (Note 1)	8,559,701	663,199
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	113,425,377	(84,892,908)
Transactions in investment securities of affiliated issuers	—	—
Commodity related transactions	109,789	5,991,409
Settlement of foreign currency and foreign currency transactions	4,820	20,731
Settlement of forward foreign currency exchange contracts	—	—
	113,539,986	(78,880,768)
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of increase in deferred capital gain country tax accruals of $864,539, $2,688,094, $— and $—)	(3,657,629)	167,674,417
Investment securities of affiliated issuers	—	—
Foreign currency and foreign currency translations	—	(658)
Forward foreign currency exchange contracts	—	—
	(3,657,629)	167,673,759
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	109,882,357	88,792,991
Net Increase in Net Assets Resulting from Operations	$118,442,058	$89,456,190

First Eagle Funds | Semi-Annual Report | April 30, 2019

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle High Yield Fund
Investment Income
Interest (net of $11,664, $— and $—, foreign taxes withheld)	$12,622,310	$9,768,405
Dividends from: (net of $882,959, $— and $— foreign taxes withheld)
Unaffiliated issuers	13,138,303	3,574
Total Income	25,760,613	9,771,979
Expenses
Investment advisory fees (Note 2)	5,436,530	1,074,202
Distributions fees (Note 3)
Class A	452,992	95,664
Class C	1,177,620	221,677
Class Y	—	—
Class R3	61	63
Shareholder servicing agent fees	442,267	121,075
Service fees (Note 3)
Class C	392,540	73,892
Class R3	24	25
Administrative costs (Note 2)	362,446	76,731
Professional fees	121,423	142,092
Custodian and accounting fees	155,091	73,074
Shareholder reporting fees	49,509	23,984
Trustees' fees	16,811	4,171
Registration and filing fees	80,353	70,833
Other expenses	20,630	7,260
Total Expenses	8,708,297	1,984,743
Expense waiver	—	(153,456)
Expense reductions due to earnings credits (Note 1)	(4,447)	(2,873)
Net Expenses	8,703,850	1,828,414
Net Investment Income (Note 1)	17,056,763	7,943,565
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	18,604,774	313,108
Settlement of foreign currency and foreign currency transactions	(141,121)	(3,919)
Settlement of forward foreign currency exchange contracts	1,424,352	63,569
Expiration or closing of option contracts written	—	—
	19,888,005	372,758
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of increase in deferred capital gain country tax accruals of $18,142, $— and $—)	51,645,345	(3,808,343)
Foreign currency and foreign currency translations	19,320	(198)
Forward foreign currency exchange contracts	(470,455)	49,888
Option contracts written	—	—
	51,194,210	(3,758,653)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	71,082,215	(3,385,895)
Net Increase in Net Assets Resulting from Operations	$88,138,978	$4,557,670

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

April 30, 2019 (unaudited)

First Eagle Fund of America
Investment Income
Interest (net of $11,664, $— and $—, foreign taxes withheld)	$—
Dividends from: (net of $882,959, $— and $— foreign taxes withheld)
Unaffiliated issuers	9,550,064
Total Income	9,550,064
Expenses
Investment advisory fees (Note 2)	5,741,777
Distributions fees (Note 3)
Class A	403,361
Class C	719,603
Class Y	318,331
Class R3	55
Shareholder servicing agent fees	773,510
Service fees (Note 3)
Class C	239,868
Class R3	22
Administrative costs (Note 2)	196,701
Professional fees	135,982
Custodian and accounting fees	96,631
Shareholder reporting fees	95,830
Trustees' fees	21,276
Registration and filing fees	43,231
Other expenses	27,566
Total Expenses	8,813,744
Expense waiver	—
Expense reductions due to earnings credits (Note 1)	(10,430)
Net Expenses	8,803,314
Net Investment Income (Note 1)	746,750
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	10,289,573
Settlement of foreign currency and foreign currency transactions	—
Settlement of forward foreign currency exchange contracts	—
Expiration or closing of option contracts written	11,450,944
21,740,517
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of increase in deferred capital gain country tax accruals of $18,142, $— and $—)	58,027,165
Foreign currency and foreign currency translations	—
Forward foreign currency exchange contracts	—
Option contracts written	(14,749,219)
43,277,946
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	65,018,463
Net Increase in Net Assets Resulting from Operations	$65,765,213
First Eagle Funds | Semi-Annual Report | April 30, 2019

Statements of Changes in Net Assets

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Operations
Net investment income (loss)	$296,459,498	$484,983,261	$93,010,157	$215,575,460
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	1,806,241,144	2,604,916,745	317,893,150	272,506,268
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations	1,369,921,106	(4,508,218,997)	497,919,000	(1,646,262,333)
Net increase (decrease) in net assets resulting from operations	3,472,621,748	(1,418,318,991)	908,822,307	(1,158,180,605)
Distributions to Shareholders
Distributable earnings:
Class A	(692,719,551)	(606,752,965)	(60,143,479)	(100,523,358)
Class C	(438,549,111)	(370,678,418)	(14,529,586)	(25,248,888)
Class I	(1,719,036,034)	(1,358,148,668)	(330,575,517)	(479,285,134)
Class R3	(2,764)	—	(1,374)	—
Class R4	(6,884)	—	(2,371)	—
Class R6	(41,635,449)	(33,607,589)	(19,254,020)	(23,065,085)
Decrease in net assets resulting from distributions	(2,891,949,793)	(2,369,187,640)	(424,506,347)	(628,122,465)
Fund Share Transactions
Class A
Net proceeds from shares sold	2,239,583,674	1,224,551,719	336,870,983	276,528,849
Net asset value of shares issued for reinvested dividends and distributions	617,815,184	544,413,334	55,634,918	93,872,905
Cost of shares redeemed	(1,635,167,342)	(3,388,063,113)	(435,435,196)	(1,020,086,506)
Redemption fees	5	—	—	—
Increase (decrease) in net assets from Fund share transactions	1,222,231,521	(1,619,098,060)	(42,929,295)	(649,684,752)
Class C
Net proceeds from shares sold	246,904,046	648,500,231	32,995,047	52,222,243
Net asset value of shares issued for reinvested dividends and distributions	382,047,418	317,174,866	13,121,952	22,590,698
Cost of shares redeemed	(2,787,781,754)	(2,206,072,081)	(296,057,263)	(200,225,033)
Redemption fees	—	—	—	—
Decrease in net assets from Fund share transactions	(2,158,830,290)	(1,240,396,984)	(249,940,264)	(125,412,092)
Class I
Net proceeds from shares sold	3,370,700,498	6,499,724,308	1,542,397,829	2,741,081,613
Net asset value of shares issued for reinvested dividends and distributions	1,424,973,867	1,111,628,598	289,973,270	415,932,811
Cost of shares redeemed	(5,310,393,182)	(7,019,996,696)	(2,780,951,702)	(4,545,773,336)
Redemption fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	(514,718,817)	591,356,210	(948,580,603)	(1,388,758,912)

First Eagle Funds | Semi-Annual Report | April 30, 2019

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Operations
Net investment income (loss)	$8,559,701	$10,795,901	$663,199	$(4,344,257)
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	113,539,986	245,701,019	(78,880,768)	(32,189,792)
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations	(3,657,629)	(209,202,271)	167,673,759	(204,999,737)
Net increase (decrease) in net assets resulting from operations	118,442,058	47,294,649	89,456,190	(241,533,786)
Distributions to Shareholders
Distributable earnings:
Class A	(77,073,805)	(58,503,100)	—	—
Class C	(46,505,657)	(37,627,194)	—	—
Class I	(112,909,702)	(80,531,112)	—	—
Class R3	(6,536)	—	—	—
Class R4	—	—	—	—
Class R6	(184,967)	(71,031)	—	—
Decrease in net assets resulting from distributions	(236,680,667)	(176,732,437)	—	—
Fund Share Transactions
Class A
Net proceeds from shares sold	136,864,581	41,991,739	40,305,976	61,982,742
Net asset value of shares issued for reinvested dividends and distributions	69,267,374	52,538,244	—	70
Cost of shares redeemed	(127,569,511)	(178,377,316)	(48,257,947)	(136,640,148)
Redemption fees	—	—	9,312	45,462
Increase (decrease) in net assets from Fund share transactions	78,562,444	(83,847,333)	(7,942,659)	(74,611,874)
Class C
Net proceeds from shares sold	27,397,159	19,152,245	6,230,602	14,619,282
Net asset value of shares issued for reinvested dividends and distributions	41,240,191	33,057,577	—	—
Cost of shares redeemed	(152,594,787)	(108,975,779)	(33,177,767)	(36,873,080)
Redemption fees	88	—	1,502	5,150
Decrease in net assets from Fund share transactions	(83,957,349)	(56,765,957)	(26,945,663)	(22,248,648)
Class I
Net proceeds from shares sold	152,202,903	120,630,775	81,478,568	227,960,479
Net asset value of shares issued for reinvested dividends and distributions	84,996,431	60,673,897	—	—
Cost of shares redeemed	(255,500,996)	(232,350,174)	(115,595,232)	(283,488,512)
Redemption fees	—	—	2,765	21,428
Increase (decrease) in net assets from Fund share transactions	(18,301,662)	(51,045,502)	(34,113,899)	(55,506,605)

First Eagle Funds | Semi-Annual Report | April 30, 2019

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Class R3^
Net proceeds from shares sold	$204,666	$50,000	$121,860	$50,000
Net asset value of shares issued for reinvested dividends and distributions	2,764	—	1,374	—
Cost of shares redeemed	(15,543)	—	(419)	—
Increase in net assets from Fund share transactions	191,887	50,000	122,815	50,000
Class R4^^
Net proceeds from shares sold	44,396	137,253	1,795	87,819
Net asset value of shares issued for reinvested dividends and distributions	6,884	—	2,371	—
Cost of shares redeemed	(15,115)	(11,405)	(137)	(203)
Increase in net assets from Fund share transactions	36,165	125,848	4,029	87,616
Class R5^^^
Net proceeds from shares sold	—	—	11,107	—
Increase in net assets from Fund share transactions	—	—	11,107	—
Class R6
Net proceeds from shares sold	175,387,388	418,628,764	76,715,845	384,435,275
Net asset value of shares issued for reinvested dividends and distributions	40,944,875	33,558,622	19,254,020	23,065,086
Cost of shares redeemed	(172,882,551)	(459,798,650)	(36,912,001)	(288,110,948)
Redemption fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	43,449,712	(7,611,264)	59,057,864	119,389,413
Decrease in net assets from Fund share transactions	(1,407,639,822)	(2,275,574,250)	(1,182,254,347)	(2,044,328,727)
Net increase (decrease) in net assets	(826,967,867)	(6,063,080,881)	(697,938,387)	(3,830,631,797)
Net Assets (Note 1)
Beginning of period	51,141,147,574	57,204,228,455	14,547,426,914	18,378,058,711
End of period	$50,314,179,707	$51,141,147,574	$13,849,488,527	$14,547,426,914
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	219,232,910	246,545,224	95,702,399	122,500,903
Shares sold	40,590,301	20,697,314	14,806,515	11,304,528
Shares issued on reinvestment of distributions	11,812,984	9,295,122	2,561,460	3,834,666
Shares redeemed	(30,177,056)	(57,304,750)	(19,444,476)	(41,937,698)
Shares outstanding, end of period	241,459,139	219,232,910	93,625,898	95,702,399
Class C
Shares outstanding, beginning of period	160,174,219	182,160,833	31,631,117	37,041,061
Shares sold	4,758,803	11,194,246	1,571,797	2,206,972
Shares issued on reinvestment of distributions	7,569,736	5,603,815	627,544	958,525
Shares redeemed	(52,591,091)	(38,784,675)	(13,528,853)	(8,575,441)
Shares outstanding, end of period	119,911,667	160,174,219	20,301,605	31,631,117

First Eagle Funds | Semi-Annual Report | April 30, 2019

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Class R3^
Net proceeds from shares sold	$—	$50,000	$223,256	$50,000
Net asset value of shares issued for reinvested dividends and distributions	6,536	—	—	—
Cost of shares redeemed	—	—	—	—
Increase in net assets from Fund share transactions	6,536	50,000	223,256	50,000
Class R4^^
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Increase in net assets from Fund share transactions	—	—	—	—
Class R5^^^
Net proceeds from shares sold	—	—	—	—
Increase in net assets from Fund share transactions	—	—	—	—
Class R6
Net proceeds from shares sold	19,487,298	663,125	36,328,861	76,362,008
Net asset value of shares issued for reinvested dividends and distributions	184,967	71,031	—	—
Cost of shares redeemed	(819,919)	(131,066)	(1,322,264)	(2,068,602)
Redemption fees	—	—	1,272	861
Increase (decrease) in net assets from Fund share transactions	18,852,346	603,090	35,007,869	74,294,267
Decrease in net assets from Fund share transactions	(4,837,685)	(191,005,702)	(33,771,096)	(78,022,860)
Net increase (decrease) in net assets	(123,076,294)	(320,443,490)	55,685,094	(319,556,646)
Net Assets (Note 1)
Beginning of period	1,829,178,285	2,149,621,775	872,958,902	1,192,515,548
End of period	$1,706,101,991	$1,829,178,285	$928,643,996	$872,958,902
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	29,715,273	33,712,629	22,516,480	27,337,437
Shares sold	7,759,453	2,059,229	2,707,958	3,977,822
Shares issued on reinvestment of distributions	4,064,987	2,650,765	—	—
Shares redeemed	(7,285,929)	(8,707,350)	(3,365,328)	(8,798,779)
Shares outstanding, end of period	34,253,784	29,715,273	21,859,110	22,516,480
Class C
Shares outstanding, beginning of period	19,003,194	21,838,438	9,240,028	10,807,036
Shares sold	1,688,282	981,512	470,383	1,020,450
Shares issued on reinvestment of distributions	2,531,632	1,731,670	—	—
Shares redeemed	(8,970,323)	(5,548,426)	(2,428,966)	(2,587,458)
Shares outstanding, end of period	14,252,785	19,003,194	7,281,445	9,240,028

First Eagle Funds | Semi-Annual Report | April 30, 2019

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Class I
Shares outstanding, beginning of period	517,074,173	507,106,244	476,883,544	533,805,436
Shares sold	61,986,718	109,292,609	67,565,677	109,068,698
Shares issued on reinvestment of distributions	27,137,190	18,902,049	13,067,746	16,630,658
Shares redeemed	(98,498,184)	(118,226,729)	(122,024,451)	(182,621,248)
Shares outstanding, end of period	507,699,897	517,074,173	435,492,516	476,883,544
Class R3^
Shares outstanding, beginning of period	848	—	1,992	—
Shares sold	3,750	848	5,319	1,992
Shares issued on reinvestment of distributions	53	—	62	—
Shares redeemed	(275)	—	(17)	—
Shares outstanding, end of period	4,376	848	7,356	1,992
Class R4^^
Shares outstanding, beginning of period	2,055	—	3,357	—
Shares sold	783	2,247	78	3,365
Shares issued on reinvestment of distributions	131	—	107	—
Shares redeemed	(274)	(192)	(6)	(8)
Shares outstanding, end of period	2,695	2,055	3,536	3,357
Class R5^^^
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	474	—
Shares outstanding, end of period	—	—	474	—
Class R6
Shares outstanding, beginning of period	13,781,064	13,935,723	25,446,909	21,010,387
Shares sold	3,173,433	7,052,137	3,321,909	15,054,091
Shares issued on reinvestment of distributions	779,902	570,628	868,080	922,603
Shares redeemed	(3,055,927)	(7,777,424)	(1,586,469)	(11,540,172)
Shares outstanding, end of period	14,678,472	13,781,064	28,050,429	25,446,909

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

^  Represents the period ended April 30, 2019 and the period from May 1, 2018 to October 31, 2018.

^^  Represents the period ended April 30, 2019 and the period from January 17, 2018 to October 31, 2018.

^^^  Represents the period from March 11, 2019 to April 30, 2019.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Class I
Shares outstanding, beginning of period	43,254,719	45,508,156	29,200,296	33,122,412
Shares sold	8,735,689	5,837,062	5,597,140	14,150,900
Shares issued on reinvestment of distributions	4,904,584	3,015,601	—	—
Shares redeemed	(14,441,442)	(11,106,100)	(7,901,732)	(18,073,016)
Shares outstanding, end of period	42,453,550	43,254,719	26,895,704	29,200,296
Class R3^
Shares outstanding, beginning of period	2,455	—	3,058	—
Shares sold	—	2,455	15,055	3,058
Shares issued on reinvestment of distributions	377	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	2,832	2,455	18,113	3,058
Class R4^^
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R5^^^
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R6
Shares outstanding, beginning of period	67,312	38,511	5,528,002	925,271
Shares sold	1,169,001	31,624	2,453,801	4,742,774
Shares issued on reinvestment of distributions	10,673	3,530	—	—
Shares redeemed	(46,763)	(6,353)	(89,878)	(140,043)
Shares outstanding, end of period	1,200,223	67,312	7,891,925	5,528,002

First Eagle Funds | Semi-Annual Report | April 30, 2019

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Operations
Net investment income	$17,056,763	$30,143,226	$7,943,565	$19,743,922
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	19,888,005	26,551,435	372,758	(18,326,706)
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations	51,194,210	(93,820,381)	(3,758,653)	7,731,467
Net increase (decrease) in net assets resulting from operations	88,138,978	(37,125,720)	4,557,670	9,148,683
Distributions to Shareholders
Distributable earnings:
Class A	(4,200,973)	(6,559,801)	(1,960,777)	(4,303,785)
Class C	(2,416,591)	(3,803,993)	(1,293,470)	(3,142,692)
Class I	(9,934,283)	(16,800,585)	(4,592,884)	(11,404,922)
Class Y	—	—	—	—
Class R3	(547)	(434)	(1,269)	(1,223)
Class R6	(12,040)	(24,988)	(38,470)	(7,045)
Return of capital:
Class A	—	(1,802,464)	—	—
Class C	—	(1,712,626)	—	—
Class I	—	(4,062,522)	—	—
Class R3	—	(131)	—	—
Class R6	—	(6,134)	—	—
Decrease in net assets resulting from distributions	(16,564,434)	(34,773,678)	(7,886,870)	(18,859,667)
Fund Share Transactions
Class A
Net proceeds from shares sold	140,455,166	66,225,822	13,935,214	9,882,632
Net asset value of shares issued for reinvested dividends and distributions	3,808,319	7,550,850	1,858,507	4,012,630
Cost of shares redeemed	(96,842,478)	(77,800,723)	(15,067,829)	(31,930,168)
Increase (decrease) in net assets from Fund share transactions	47,421,007	(4,024,051)	725,892	(18,034,906)
Class C
Net proceeds from shares sold	73,331,174	47,046,328	5,525,765	3,355,254
Net asset value of shares issued for reinvested dividends and distributions	2,113,222	4,835,878	1,160,860	2,736,032
Cost of shares redeemed	(76,153,463)	(72,997,980)	(12,725,330)	(28,984,402)
Redemption fees	1,714	—	—	—
Decrease in net assets from Fund share transactions	(707,353)	(21,115,774)	(6,038,705)	(22,893,116)
Class I
Net proceeds from shares sold	198,371,934	221,397,842	14,926,506	56,106,941
Net asset value of shares issued for reinvested dividends and distributions	7,978,693	16,333,126	3,542,092	8,650,413
Cost of shares redeemed	(172,329,870)	(173,536,233)	(40,306,245)	(153,351,520)
Increase (decrease) in net assets from Fund share transactions	34,020,757	64,194,735	(21,837,647)	(88,594,166)

First Eagle Funds | Semi-Annual Report | April 30, 2019

	First Eagle Fund of America
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Operations
Net investment income	$746,750	$4,971,815
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	21,740,517	303,518,629
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations	43,277,946	(515,736,650)
Net increase (decrease) in net assets resulting from operations	65,765,213	(207,246,206)
Distributions to Shareholders
Distributable earnings:
Class A	(65,928,592)	(56,857,513)
Class C	(50,705,751)	(45,042,463)
Class I	(98,590,050)	(75,650,243)
Class Y	(48,884,759)	(35,245,286)
Class R3	(7,976)	—
Class R6	(761,321)	(36,608)
Return of capital:
Class A	—	—
Class C	—	—
Class I	—	—
Class R3	—	—
Class R6	—	—
Decrease in net assets resulting from distributions	(264,878,449)	(212,832,113)
Fund Share Transactions
Class A
Net proceeds from shares sold	40,985,335	39,903,045
Net asset value of shares issued for reinvested dividends and distributions	61,124,129	52,769,121
Cost of shares redeemed	(121,971,555)	(218,170,826)
Increase (decrease) in net assets from Fund share transactions	(19,862,091)	(125,498,660)
Class C
Net proceeds from shares sold	9,975,770	19,436,450
Net asset value of shares issued for reinvested dividends and distributions	46,718,599	41,134,387
Cost of shares redeemed	(98,632,997)	(138,117,970)
Redemption fees	—	—
Decrease in net assets from Fund share transactions	(41,938,628)	(77,547,133)
Class I
Net proceeds from shares sold	52,950,104	147,394,674
Net asset value of shares issued for reinvested dividends and distributions	69,373,020	49,666,258
Cost of shares redeemed	(202,197,973)	(254,904,256)
Increase (decrease) in net assets from Fund share transactions	(79,874,849)	(57,843,324)

First Eagle Funds | Semi-Annual Report | April 30, 2019

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Class Y
Net proceeds from shares sold	$—	$—	$—	$—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	—	—	—	—
Class R3^
Net proceeds from shares sold	—	50,000	—	50,000
Net asset value of shares issued for reinvested dividends and distributions	547	565	1,269	1,223
Increase in net assets from Fund share transactions	547	50,565	1,269	51,223
Class R6
Net proceeds from shares sold	57,294	1,925,274	1,627,459	343,197
Net asset value of shares issued for reinvested dividends and distributions	12,040	31,214	38,177	7,037
Cost of shares redeemed	(60,491)	(1,947,635)	(94,662)	(57,186)
Increase in net assets from Fund share transactions	8,843	8,853	1,570,974	293,048
Increase/Decrease in net assets from Fund share transactions	80,743,801	39,114,328	(25,578,217)	(129,177,917)
Net increase (decrease) in net assets	152,318,345	(32,785,070)	(28,907,417)	(138,888,901)
Net Assets (Note 1)
Beginning of period	1,360,087,436	1,392,872,506	325,912,827	464,801,728
End of period	$1,512,405,781	$1,360,087,436	$297,005,410	$325,912,827
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	27,849,865	28,201,813	8,895,935	10,912,189
Shares sold	12,463,218	5,507,762	1,611,351	1,108,334
Shares issued on reinvestment of distributions	325,821	630,329	214,915	449,785
Shares redeemed	(8,443,789)	(6,490,039)	(1,741,987)	(3,574,373)
Shares outstanding, end of period	32,195,115	27,849,865	8,980,214	8,895,935
Class C
Shares outstanding, beginning of period	26,061,630	27,835,245	7,129,539	9,694,123
Shares sold	6,549,923	3,924,680	641,212	376,126
Shares issued on reinvestment of distributions	181,056	404,752	134,367	306,957
Shares redeemed	(6,601,505)	(6,103,047)	(1,470,436)	(3,247,667)
Shares outstanding, end of period	26,191,104	26,061,630	6,434,682	7,129,539
Class I
Shares outstanding, beginning of period	64,965,979	59,703,331	20,917,848	30,840,541
Shares sold	17,516,547	18,440,862	1,720,909	6,281,474
Shares issued on reinvestment of distributions	684,632	1,367,141	409,553	969,127
Shares redeemed	(15,091,206)	(14,545,355)	(4,652,452)	(17,173,294)
Shares outstanding, end of period	68,075,952	64,965,979	18,395,858	20,917,848

First Eagle Funds | Semi-Annual Report | April 30, 2019

	First Eagle Fund of America
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Class Y
Net proceeds from shares sold	$15,093,719	$12,490,982
Net asset value of shares issued for reinvested dividends and distributions	46,122,510	33,494,417
Cost of shares redeemed	(50,469,074)	(89,539,418)
Increase (decrease) in net assets from Fund share transactions	10,747,155	(43,554,019)
Class R3^
Net proceeds from shares sold	—	50,000
Net asset value of shares issued for reinvested dividends and distributions	7,976	—
Increase in net assets from Fund share transactions	7,976	50,000
Class R6
Net proceeds from shares sold	18,169,489	8,717,300
Net asset value of shares issued for reinvested dividends and distributions	761,321	36,609
Cost of shares redeemed	(1,835,023)	(4,047,537)
Increase in net assets from Fund share transactions	17,095,787	4,706,372
Increase/Decrease in net assets from Fund share transactions	(113,824,650)	(299,686,764)
Net increase (decrease) in net assets	(312,937,886)	(719,765,083)
Net Assets (Note 1)
Beginning of period	1,531,428,113	2,251,193,196
End of period	$1,218,490,227	$1,531,428,113
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	12,740,195	16,302,212
Shares sold	1,659,446	1,126,102
Shares issued on reinvestment of distributions	2,632,361	1,511,576
Shares redeemed	(4,892,067)	(6,199,695)
Shares outstanding, end of period	12,139,935	12,740,195
Class C
Shares outstanding, beginning of period	10,138,909	12,924,139
Shares sold	576,644	692,334
Shares issued on reinvestment of distributions	2,728,756	1,483,925
Shares redeemed	(5,155,265)	(4,961,489)
Shares outstanding, end of period	8,289,044	10,138,909
Class I
Shares outstanding, beginning of period	19,478,878	21,188,008
Shares sold	2,134,809	4,044,530
Shares issued on reinvestment of distributions	2,876,162	1,384,232
Shares redeemed	(7,727,512)	(7,137,892)
Shares outstanding, end of period	16,762,337	19,478,878

First Eagle Funds | Semi-Annual Report | April 30, 2019

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Class Y
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R3^
Shares outstanding, beginning of period	4,242	—	5,749	—
Shares sold	—	4,194	—	5,611
Shares issued on reinvestment of distributions	47	48	147	138
Shares outstanding, end of period	4,289	4,242	5,896	5,749
Class R6
Shares outstanding, beginning of period	79,820	80,353	45,515	12,629
Shares sold	5,010	161,993	191,660	38,513
Shares issued on reinvestment of distributions	1,034	2,615	4,394	790
Shares redeemed	(5,276)	(165,141)	(10,873)	(6,417)
Shares outstanding, end of period	80,588	79,820	230,696	45,515

^   Represents the period ended April 30, 2019 and the period from May 1, 2018 to October 31, 2018.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

	First Eagle Fund of America
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Class Y
Shares outstanding, beginning of period	8,973,610	10,169,352
Shares sold	569,067	346,003
Shares issued on reinvestment of distributions	1,924,979	935,598
Shares redeemed	(1,944,492)	(2,477,343)
Shares outstanding, end of period	9,523,164	8,973,610
Class R3^
Shares outstanding, beginning of period	1,421	—
Shares sold	—	1,421
Shares issued on reinvestment of distributions	332	—
Shares outstanding, end of period	1,753	1,421
Class R6
Shares outstanding, beginning of period	138,622	10,147
Shares sold	802,611	241,166
Shares issued on reinvestment of distributions	31,564	1,021
Shares redeemed	(68,143)	(113,712)
Shares outstanding, end of period	904,654	138,622

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset Value, beginning of Period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class A
Six Months Ended April 30, 2019 (unaudited)	$56.37	0.33	3.59	3.92	(0.43)	(2.80)	—	(3.23)
October 31, 2018	$60.46	0.49	(2.08)	(1.59)	(0.44)	(2.06)	—	(2.50)
October 31, 2017	$56.36	0.25	6.41	6.66	(0.21)	(2.35)	—	(2.56)
October 31, 2016	$53.10	0.30	3.56	3.86	(0.07)	(0.53)	—	(0.60)
October 31, 2015	$54.90	0.28	0.60	0.88	(0.30)	(2.38)	—	(2.68)
October 31, 2014	$54.92	0.30	2.12	2.42	(0.66)	(1.78)	—	(2.44)
First Eagle Global Fund Class C
Six Months Ended April 30, 2019 (unaudited)	$54.11	0.09	3.50	3.59	—	(2.80)	—	(2.80)
October 31, 2018	$58.14	0.05	(2.02)	(1.97)	—	(2.06)	—	(2.06)
October 31, 2017	$54.47	(0.16)	6.18	6.02	—	(2.35)	—	(2.35)
October 31, 2016	$51.66	(0.11)	3.45	3.34	—	(0.53)	—	(0.53)
October 31, 2015	$53.57	(0.12)	0.59	0.47	—	(2.38)	—	(2.38)
October 31, 2014	$53.67	(0.11)	2.08	1.97	(0.29)	(1.78)	—	(2.07)
First Eagle Global Fund Class I
Six Months Ended April 30, 2019 (unaudited)	$56.73	0.40	3.61	4.01	(0.60)	(2.80)	—	(3.40)
October 31, 2018	$60.85	0.66	(2.11)	(1.45)	(0.61)	(2.06)	—	(2.67)
October 31, 2017	$56.70	0.43	6.42	6.85	(0.35)	(2.35)	—	(2.70)
October 31, 2016	$53.43	0.44	3.57	4.01	(0.21)	(0.53)	—	(0.74)
October 31, 2015	$55.23	0.43	0.60	1.03	(0.45)	(2.38)	—	(2.83)
October 31, 2014	$55.23	0.43	2.13	2.56	(0.78)	(1.78)	—	(2.56)
First Eagle Global Fund Class R3
Six Months Ended April 30, 2019 (unaudited)	$56.62	0.43	3.49	3.92	(0.46)	(2.80)	—	(3.26)
For The Period 5/01/18^- 10/31/18	$58.95	0.28	(2.61)	(2.33)	—	—	—	—

First Eagle Funds | Semi-Annual Report | April 30, 2019

					Ratio/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class A
Six Months Ended April 30, 2019 (unaudited)	$57.06	7.50	%(b)	$13,777,316	1.11	%(c)	1.11	%(c)	1.21	%(c)	1.21	%(c)	4.83	%(b)
October 31, 2018	$56.37	(2.82)%		$12,357,124	1.11%		1.11%		0.84%		0.84%		14.91%
October 31, 2017	$60.46	12.35%		$14,907,330	1.11%		1.11%		0.44%		0.44%		9.67%
October 31, 2016	$56.36	7.38%		$15,833,531	1.10%		1.10%		0.55%		0.55%		11.54%
October 31, 2015	$53.10	1.78%		$16,274,867	1.11%		1.11%		0.52%		0.52%		11.28%
October 31, 2014	$54.90	4.64%		$17,734,529	1.11%		1.11%		0.55%		0.55%		15.36%
First Eagle Global Fund Class C
Six Months Ended April 30, 2019 (unaudited)	$54.90	7.09	%(b)	$6,582,754	1.87	%(c)	1.87	%(c)	0.36	%(c)	0.36	%(c)	4.83	%(b)
October 31, 2018	$54.11	(3.54)%		$8,667,512	1.86%		1.86%		0.09%		0.09%		14.91%
October 31, 2017	$58.14	11.52%		$10,589,991	1.85%		1.85%		(0.29)%		(0.29)%		9.67%
October 31, 2016	$54.47	6.56%		$11,505,279	1.86%		1.86%		(0.21)%		(0.21)%		11.54%
October 31, 2015	$51.66	1.02%		$11,662,706	1.86%		1.86%		(0.23)%		(0.23)%		11.28%
October 31, 2014	$53.57	3.85%		$12,342,299	1.86%		1.86%		(0.21)%		(0.21)%		15.36%
First Eagle Global Fund Class I
Six Months Ended April 30, 2019 (unaudited)	$57.34	7.63	%(b)	$29,111,794	0.85	%(c)	0.85	%(c)	1.44	%(c)	1.44	%(c)	4.83	%(b)
October 31, 2018	$56.73	(2.54)%		$29,334,134	0.84%		0.84%		1.11%		1.11%		14.91%
October 31, 2017	$60.85	12.64%		$30,858,477	0.84%		0.84%		0.74%		0.74%		9.67%
October 31, 2016	$56.70	7.65%		$22,357,335	0.84%		0.84%		0.81%		0.81%		11.54%
October 31, 2015	$53.43	2.07%		$19,998,978	0.84%		0.84%		0.79%		0.79%		11.28%
October 31, 2014	$55.23	4.90%		$20,388,583	0.86%		0.86%		0.78%		0.78%		15.36%
First Eagle Global Fund Class R3
Six Months Ended April 30, 2019 (unaudited)	$57.28	7.44	%(b)	$251	1.18	%(c)	1.18	%(c)	1.57	%(c)	1.57	%(c)	4.83	%(b)
For The Period 5/01/18^- 10/31/18	$56.62	(3.95	)%(b)	$48	1.25	%(c)	1.25	%(c)	0.95	%(c)	0.95	%(c)	14.91	%(b)

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset Value, beginning of Period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class R4
Six Months Ended April 30, 2019 (unaudited)	$56.70	0.36	3.61	3.97	(0.52)	(2.80)	—	(3.32)
For The Period 1/17/18^^- 10/31/18	$61.60	0.55	(5.45)	(4.90)	—	—	—	—
First Eagle Global Fund Class R6
Six Months Ended April 30, 2019 (unaudited)	$56.76	0.42	3.62	4.04	(0.64)	(2.80)	—	(3.44)
For The Year Ended October 31, 2018	$60.88	0.72	(2.14)	(1.42)	(0.64)	(2.06)	—	(2.70)
For The Period 3/01/17^^^- 10/31/17	$57.33	0.37	3.18	3.55	—	—	—	—
First Eagle Overseas Fund Class A
Six Months Ended April 30, 2019 (unaudited)	$22.71	0.14	1.40	1.54	(0.27)	(0.39)	—	(0.66)
October 31, 2018	$25.33	0.25	(2.03)	(1.78)	(0.40)	(0.44)	—	(0.84)
October 31, 2017	$23.86	0.12	2.16	2.28	(0.26)	(0.55)	—	(0.81)
October 31, 2016	$22.62	0.19	1.34	1.53	(0.04)	(0.25)	—	(0.29)
October 31, 2015	$23.18	0.14	0.39	0.53	(0.23)	(0.86)	—	(1.09)
October 31, 2014	$24.40	0.15	0.05	0.20	(0.46)	(0.96)	—	(1.42)
First Eagle Overseas Fund Class C
Six Months Ended April 30, 2019 (unaudited)	$21.73	0.03	1.37	1.40	(0.09)	(0.39)	—	(0.48)
October 31, 2018	$24.29	0.08	(1.95)	(1.87)	(0.25)	(0.44)	—	(0.69)
October 31, 2017	$22.91	(0.05)	2.07	2.02	(0.09)	(0.55)	—	(0.64)
October 31, 2016	$21.84	0.02	1.30	1.32	—	(0.25)	—	(0.25)
October 31, 2015	$22.42	(0.03)	0.39	0.36	(0.08)	(0.86)	—	(0.94)
October 31, 2014	$23.64	(0.03)	0.07	0.04	(0.30)	(0.96)	—	(1.26)

First Eagle Funds | Semi-Annual Report | April 30, 2019

					Ratio/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class R4
Six Months Ended April 30, 2019 (unaudited)	$57.35	7.54	%(b)	$155	1.01	%(c)	1.01	%(c)	1.30	%(c)	1.30	%(c)	4.83	%(b)
For The Period 1/17/18^^- 10/31/18	$56.70	(7.95	)%(b)	$117	1.02	%(c)	1.02	%(c)	1.18	%(c)	1.18	%(c)	14.91	%(b)
First Eagle Global Fund Class R6
Six Months Ended April 30, 2019 (unaudited)	$57.36	7.66	%(b)	$841,911	0.79	%(c)	0.79	%(c)	1.52	%(c)	1.52	%(c)	4.83	%(b)
For The Year Ended October 31, 2018	$56.76	(2.49)%		$782,213	0.78%		0.78%		1.21%		1.21%		14.91%
For The Period 3/01/17^^^- 10/31/17	$60.88	6.19	%(b)	$848,431	0.78	%(c)	0.78	%(c)	0.94	%(c)	0.94	%(c)	9.67	%(b)
First Eagle Overseas Fund Class A
Six Months Ended April 30, 2019 (unaudited)	$23.59	7.01	%(b)	$2,208,430	1.16	%(c)	1.16	%(c)	1.21	%(c)	1.21	%(c)	2.65	%(b)
October 31, 2018	$22.71	(7.27)%		$2,173,765	1.15%		1.15%		1.04%		1.04%		12.10%
October 31, 2017	$25.33	9.99%		$3,102,414	1.15%		1.15%		0.51%		0.51%		8.45%
October 31, 2016	$23.86	6.90%		$3,654,512	1.14%		1.14%		0.84%		0.84%		9.30%
October 31, 2015	$22.62	2.59%		$4,142,588	1.16%		1.16%		0.60%		0.60%		12.95%
October 31, 2014	$23.18	1.00%		$4,644,161	1.14%		1.14%		0.62%		0.62%		12.01%
First Eagle Overseas Fund Class C
Six Months Ended April 30, 2019 (unaudited)	$22.65	6.61	%(b)	$459,763	1.90	%(c)	1.90	%(c)	0.25	%(c)	0.25	%(c)	2.65	%(b)
October 31, 2018	$21.73	(7.92)%		$687,318	1.88%		1.88%		0.32%		0.32%		12.10%
October 31, 2017	$24.29	9.14%		$899,654	1.88%		1.88%		(0.20)%		(0.20)%		8.45%
October 31, 2016	$22.91	6.14%		$992,573	1.89%		1.89%		0.10%		0.10%		9.30%
October 31, 2015	$21.84	1.82%		$1,036,295	1.89%		1.89%		(0.13)%		(0.13)%		12.95%
October 31, 2014	$22.42	0.28%		$1,085,640	1.89%		1.89%		(0.13)%		(0.13)%		12.01%
First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset Value, beginning of Period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class I
Six Months Ended April 30, 2019 (unaudited)	$23.26	0.17	1.43	1.60	(0.35)	(0.39)	—	(0.74)
October 31, 2018	$25.91	0.34	(2.08)	(1.74)	(0.47)	(0.44)	—	(0.91)
October 31, 2017	$24.40	0.21	2.17	2.38	(0.32)	(0.55)	—	(0.87)
October 31, 2016	$23.12	0.26	1.38	1.64	(0.11)	(0.25)	—	(0.36)
October 31, 2015	$23.62	0.20	0.41	0.61	(0.25)	(0.86)	—	(1.11)
October 31, 2014	$24.84	0.21	0.05	0.26	(0.52)	(0.96)	—	(1.48)
First Eagle Overseas Fund Class R3
Six Months Ended April 30, 2019 (unaudited)	$23.22	0.22	1.34	1.56	(0.30)	(0.39)	—	(0.69)
For The Period 5/01/18^- 10/31/18	$25.10	0.16	(2.04)	(1.88)	—	—	—	—
First Eagle Overseas Fund Class R4
Six Months Ended April 30, 2019 (unaudited)	$23.23	0.16	1.42	1.58	(0.31)	(0.39)	—	(0.70)
For The Period 1/17/18^^- 10/31/18	$26.15	0.31	(3.23)	(2.92)	—	—	—	—
First Eagle Overseas Fund Class R5
For The Period 3/11/19^^^^- 4/30/19 (unaudited)	$23.37	0.11	0.63	0.74	—	—	—	—
First Eagle Overseas Fund Class R6
Six Months Ended April 30, 2019 (unaudited)	$23.27	0.18	1.43	1.61	(0.37)	(0.39)	—	(0.76)
For The Year Ended October 31, 2018	$25.92	0.36	(2.09)	(1.73)	(0.48)	(0.44)	—	(0.92)
For The Period 3/01/17^^^- 10/31/17	$23.99	0.17	1.76	1.93	—	—	—	—

First Eagle Funds | Semi-Annual Report | April 30, 2019

					Ratio/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class I
Six Months Ended April 30, 2019 (unaudited)	$24.12	7.15	%(b)	$10,504,388	0.88	%(c)	0.88	%(c)	1.46	%(c)	1.46	%(c)	2.65	%(b)
October 31, 2018	$23.26	(6.98)%		$11,093,973	0.86%		0.86%		1.35%		1.35%		12.10%
October 31, 2017	$25.91	10.24%		$13,831,360	0.87%		0.86%		0.86%		0.86%		8.45%
October 31, 2016	$24.40	7.22%		$10,608,351	0.87%		0.87%		1.12%		1.12%		9.30%
October 31, 2015	$23.12	2.88%		$8,702,209	0.88%		0.88%		0.88%		0.88%		12.95%
October 31, 2014	$23.62	1.23%		$8,811,126	0.89%		0.89%		0.87%		0.87%		12.01%
First Eagle Overseas Fund Class R3
Six Months Ended April 30, 2019 (unaudited)	$24.09	6.97	%(b)	$177	1.16	%(c)	1.16	%(c)	1.92	%(c)	1.92	%(c)	2.65	%(b)
For The Period 5/01/18^- 10/31/18	$23.22	(7.49	)%(b)	$46	1.21	%(c)	1.21	%(c)	1.32	%(c)	1.32	%(c)	12.10	%(b)
First Eagle Overseas Fund Class R4
Six Months Ended April 30, 2019 (unaudited)	$24.11	7.08	%(b)	$85	1.02	%(c)	1.02	%(c)	1.36	%(c)	1.36	%(c)	2.65	%(b)
For The Period 1/17/18^^- 10/31/18	$23.23	(11.17	)%(b)	$78	1.03	%(c)	1.03	%(c)	1.60	%(c)	1.60	%(c)	12.10	%(b)
First Eagle Overseas Fund Class R5
For The Period 3/11/19^^^^- 4/30/19 (unaudited)	$24.11	3.17	%(b)	$11	1.09	%(c)	1.09	%(c)	3.37	%(c)	3.37	%(c)	2.65	%(b)
First Eagle Overseas Fund Class R6
Six Months Ended April 30, 2019 (unaudited)	$24.12	7.19	%(b)	$676,634	0.80	%(c)	0.80	%(c)	1.59	%(c)	1.59	%(c)	2.65	%(b)
For The Year Ended October 31, 2018	$23.27	(6.92)%		$592,247	0.80%		0.80%		1.44%		1.44%		12.10%
For The Period 3/01/17^^^- 10/31/17	$25.92	8.04	%(b)	$544,632	0.79	%(c)	0.79	%(c)	1.01	%(c)	1.01	%(c)	8.45	%(b)

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset Value, beginning of Period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Value Fund Class A
Six Months Ended April 30, 2019 (unaudited)	$19.89	0.09	1.16	1.25	(0.12)	(2.53)	—	(2.65)
October 31, 2018	$21.26	0.11	0.31	0.42	(0.03)	(1.76)	—	(1.79)
October 31, 2017	$20.08	0.06	2.80	2.86	(0.04)	(1.64)	—	(1.68)
October 31, 2016	$19.82	0.08	1.07	1.15	(0.04)	(0.85)	—	(0.89)
October 31, 2015	$21.10	0.10	(0.10)	(0.00)**	(0.08)	(1.20)	—	(1.28)
October 31, 2014	$20.26	0.13	1.60	1.73	(0.15)	(0.74)	—	(0.89)
First Eagle U.S. Value Fund Class C
Six Months Ended April 30, 2019 (unaudited)	$19.03	0.02	1.10	1.12	—	(2.53)	—	(2.53)
October 31, 2018	$20.54	(0.04)	0.29	0.25	—	(1.76)	—	(1.76)
October 31, 2017	$19.55	(0.09)	2.72	2.63	—	(1.64)	—	(1.64)
October 31, 2016	$19.43	(0.07)	1.04	0.97	—	(0.85)	—	(0.85)
October 31, 2015	$20.78	(0.05)	(0.10)	(0.15)	—	(1.20)	—	(1.20)
October 31, 2014	$19.97	(0.03)	1.58	1.55	(0.00)**	(0.74)	—	(0.74)
First Eagle U.S. Value Fund Class I
Six Months Ended April 30, 2019 (unaudited)	$20.23	0.12	1.18	1.30	(0.18)	(2.53)	—	(2.71)
October 31, 2018	$21.61	0.18	0.29	0.47	(0.09)	(1.76)	—	(1.85)
October 31, 2017	$20.38	0.12	2.84	2.96	(0.09)	(1.64)	—	(1.73)
October 31, 2016	$20.11	0.13	1.08	1.21	(0.09)	(0.85)	—	(0.94)
October 31, 2015	$21.40	0.16	(0.12)	0.04	(0.13)	(1.20)	—	(1.33)
October 31, 2014	$20.54	0.18	1.62	1.80	(0.20)	(0.74)	—	(0.94)
First Eagle U.S. Value Fund Class R3
Six Months Ended April 30, 2019 (unaudited)	$20.20	0.09	1.17	1.26	(0.13)	(2.53)	—	(2.66)
For The Period 5/01/18^- 10/31/18	$20.37	0.06	(0.23)	(0.17)	—	—	—	—

First Eagle Funds | Semi-Annual Report | April 30, 2019

					Ratio/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Value Fund Class A
Six Months Ended April 30, 2019 (unaudited)	$18.49	7.40	%(b)	$633,245	1.16	%(c)	1.11	%(c)	0.96	%(c)	1.01	%(c)	5.40	%(b)
October 31, 2018	$19.89	2.01%		$590,922	1.15%		1.10%		0.51%		0.56%		9.05%
October 31, 2017	$21.26	14.94%		$716,820	1.14%		1.09%		0.24%		0.29%		5.85%
October 31, 2016	$20.08	6.21%		$817,481	1.11%		1.14%		0.40%		0.37%		10.65%
October 31, 2015	$19.82	0.04%		$966,396	1.14%		1.14%		0.49%		0.49%		15.14%
October 31, 2014	$21.10	8.93%		$1,228,878	1.14%		1.14%		0.63%		0.63%		15.64%
First Eagle U.S. Value Fund Class C
Six Months Ended April 30, 2019 (unaudited)	$17.62	6.95	%(b)	$251,204	1.93	%(c)	1.88	%(c)	0.21	%(c)	0.26	%(c)	5.40	%(b)
October 31, 2018	$19.03	1.20%		$361,606	1.90%		1.85%		(0.24)%		(0.19)%		9.05%
October 31, 2017	$20.54	14.13%		$448,462	1.89%		1.84%		(0.51)%		(0.46)%		5.85%
October 31, 2016	$19.55	5.38%		$516,405	1.87%		1.90%		(0.37)%		(0.40)%		10.65%
October 31, 2015	$19.43	(0.70)%		$592,960	1.90%		1.90%		(0.27)%		(0.27)%		15.14%
October 31, 2014	$20.78	8.09%		$705,076	1.89%		1.89%		(0.13)%		(0.13)%		15.64%
First Eagle U.S. Value Fund Class I
Six Months Ended April 30, 2019 (unaudited)	$18.82	7.56	%(b)	$799,010	0.89	%(c)	0.84	%(c)	1.24	%(c)	1.29	%(c)	5.40	%(b)
October 31, 2018	$20.23	2.24%		$875,239	0.87%		0.82%		0.79%		0.84%		9.05%
October 31, 2017	$21.61	15.27%		$983,508	0.86%		0.81%		0.51%		0.56%		5.85%
October 31, 2016	$20.38	6.49%		$841,199	0.84%		0.87%		0.67%		0.64%		10.65%
October 31, 2015	$20.11	0.28%		$942,370	0.87%		0.87%		0.76%		0.76%		15.14%
October 31, 2014	$21.40	9.19%		$1,199,674	0.88%		0.88%		0.87%		0.87%		15.64%
First Eagle U.S. Value Fund Class R3
Six Months Ended April 30, 2019 (unaudited)	$18.80	7.37	%(b)	$53	1.22	%(c)	1.17	%(c)	0.90	%(c)	0.95	%(c)	5.40	%(b)
For The Period 5/01/18^- 10/31/18	$20.20	(0.83	)%(b)	$50	1.24	%(c)	1.19	%(c)	0.50	%(c)	0.55	%(c)	9.05	%(b)

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset Value, beginning of Period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Value Fund Class R6
Six Months Ended April 30, 2019 (unaudited)	$20.24	0.11	1.18	1.29	(0.18)	(2.53)	—	(2.71)
For The Year Ended October 31, 2018	$21.62	0.18	0.30	0.48	(0.10)	(1.76)	—	(1.86)
For The Period 3/01/17^^^- 10/31/17	$20.66	0.09	0.87	0.96	—	—	—	—
First Eagle Gold Fund Class A
Six Months Ended April 30, 2019 (unaudited)	$13.08	0.01	1.33	1.34	—	—	—	—
October 31, 2018	$16.50	(0.07)	(3.35)	(3.42)	—	—	—	—
October 31, 2017	$17.99	(0.09)	(1.40)	(1.49)	—	—	—	—
October 31, 2016	$12.36	(0.11)	5.74	5.63	—	—	—	—
October 31, 2015	$13.45	(0.08)	(1.01)	(1.09)	—	—	—	—
October 31, 2014	$17.03	(0.09)	(3.49)	(3.58)	—	—	—	—
First Eagle Gold Fund Class C
Six Months Ended April 30, 2019 (unaudited)	$12.09	(0.05)	1.24	1.19	—	—	—	—
October 31, 2018	$15.36	(0.17)	(3.10)	(3.27)	—	—	—	—
October 31, 2017	$16.89	(0.21)	(1.32)	(1.53)	—	—	—	—
October 31, 2016	$11.70	(0.22)	5.41	5.19	—	—	—	—
October 31, 2015	$12.84	(0.18)	(0.96)	(1.14)	—	—	—	—
October 31, 2014	$16.37	(0.20)	(3.33)	(3.53)	—	—	—	—
First Eagle Gold Fund Class I
Six Months Ended April 30, 2019 (unaudited)	$13.44	0.03	1.36	1.39	—	—	—	—
October 31, 2018	$16.90	(0.02)	(3.44)	(3.46)	—	—	—	—
October 31, 2017	$18.38	(0.04)	(1.44)	(1.48)	—	—	—	—
October 31, 2016	$12.59	(0.06)	5.85	5.79	—	—	—	—
October 31, 2015	$13.66	(0.04)	(1.03)	(1.07)	—	—	—	—
October 31, 2014	$17.25	(0.05)	(3.54)	(3.59)	—	—	—	—

First Eagle Funds | Semi-Annual Report | April 30, 2019

					Ratio/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Value Fund Class R6
Six Months Ended April 30, 2019 (unaudited)	$18.82	7.54	%(b)	$22,590	0.82	%(c)	0.77	%(c)	1.16	%(c)	1.21	%(c)	5.40	%(b)
For The Year Ended October 31, 2018	$20.24	2.28%		$1,362	0.86%		0.81%		0.82%		0.87%		9.05%
For The Period 3/01/17^^^- 10/31/17	$21.62	4.65	%(b)	$833	0.85	%(c)	0.80	%(c)	0.56	%(c)	0.61	%(c)	5.85	%(b)
First Eagle Gold Fund Class A
Six Months Ended April 30, 2019 (unaudited)	$14.42	10.24	%(b)	$315,261	1.32	%(c)	1.31	%(c)	0.09	%(c)	0.09	%(c)	10.76	%(b)
October 31, 2018	$13.08	(20.73)%		$294,509	1.29%		1.29%		(0.45)%		(0.45)%		9.43%
October 31, 2017	$16.50	(8.28)%		$451,039	1.26%		1.26%		(0.53)%		(0.53)%		7.90%
October 31, 2016	$17.99	45.55%		$566,708	1.27%		1.27%		(0.65)%		(0.65)%		15.82%
October 31, 2015	$12.36	(8.10)%		$390,521	1.33%		1.33%		(0.57)%		(0.57)%		12.47%
October 31, 2014	$13.45	(21.02)%		$448,012	1.27%		1.27%		(0.54)%		(0.54)%		13.33%
First Eagle Gold Fund Class C
Six Months Ended April 30, 2019 (unaudited)	$13.28	9.84	%(b)	$96,661	2.10	%(c)	2.10	%(c)	(0.73	)%(c)	(0.73	)%(c)	10.76	%(b)
October 31, 2018	$12.09	(21.29)%		$111,685	2.05%		2.05%		(1.21)%		(1.21)%		9.43%
October 31, 2017	$15.36	(9.06)%		$166,043	2.04%		2.03%		(1.30)%		(1.30)%		7.90%
October 31, 2016	$16.89	44.36%		$206,225	2.04%		2.04%		(1.42)%		(1.42)%		15.82%
October 31, 2015	$11.70	(8.88)%		$148,119	2.14%		2.14%		(1.39)%		(1.39)%		12.47%
October 31, 2014	$12.84	(21.56)%		$185,551	2.02%		2.02%		(1.29)%		(1.29)%		13.33%
First Eagle Gold Fund Class I
Six Months Ended April 30, 2019 (unaudited)	$14.83	10.42	%(b)	$398,968	1.04	%(c)	1.04	%(c)	0.35	%(c)	0.36	%(c)	10.76	%(b)
October 31, 2018	$13.44	(20.47)%		$392,310	1.00%		1.00%		(0.15)%		(0.15)%		9.43%
October 31, 2017	$16.90	(8.05)%		$559,784	0.99%		0.99%		(0.25)%		(0.25)%		7.90%
October 31, 2016	$18.38	45.99%		$509,635	0.98%		0.98%		(0.36)%		(0.36)%		15.82%
October 31, 2015	$12.59	(7.83)%		$306,131	1.03%		1.03%		(0.27)%		(0.27)%		12.47%
October 31, 2014	$13.66	(20.81)%		$366,186	1.01%		1.01%		(0.29)%		(0.29)%		13.33%

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset Value, beginning of Period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Gold Fund Class R3
Six Months Ended April 30, 2019 (unaudited)	$13.44	0.00 **	1.43	1.43	—	—	—	—
For The Period 5/01/18^- 10/31/18	$16.35	(0.04)	(2.87)	(2.91)	—	—	—	—
First Eagle Gold Fund Class R6
Six Months Ended April 30, 2019 (unaudited)	$13.46	0.04	1.39	1.43	—	—	—	—
For The Year Ended October 31, 2018	$16.91	(0.02)	(3.43)	(3.45)	—	—	—	—
For The Period 3/01/17^^^- 10/31/17	$17.60	(0.06)	(0.63)	(0.69)	—	—	—	—
First Eagle Global Income Builder Fund Class A
Six Months Ended April 30, 2019 (unaudited)	$11.45	0.14	0.51	0.65	(0.13)	—	—	(0.13)
October 31, 2018	$12.05	0.25	(0.56)	(0.31)	(0.23)	—	(0.06)	(0.29)
October 31, 2017	$10.99	0.28	1.07	1.35	(0.29)	—	—	(0.29)
October 31, 2016	$10.73	0.34	0.27	0.61	(0.35)	—	—	(0.35)
October 31, 2015	$11.41	0.35	(0.51)	(0.16)	(0.37)	(0.15)	—	(0.52)
October 31, 2014	$11.26	0.36	0.17	0.53	(0.38)	—	—	(0.38)
First Eagle Global Income Builder Fund Class C
Six Months Ended April 30, 2019 (unaudited)	$11.42	0.09	0.52	0.61	(0.09)	—	—	(0.09)
October 31, 2018	$12.02	0.16	(0.56)	(0.40)	(0.14)	—	(0.06)	(0.20)
October 31, 2017	$10.96	0.19	1.07	1.26	(0.20)	—	—	(0.20)
October 31, 2016	$10.71	0.25	0.26	0.51	(0.26)	—	—	(0.26)
October 31, 2015	$11.38	0.26	(0.50)	(0.24)	(0.28)	(0.15)	—	(0.43)
October 31, 2014	$11.23	0.27	0.17	0.44	(0.29)	—	—	(0.29)

First Eagle Funds | Semi-Annual Report | April 30, 2019

					Ratio/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Gold Fund Class R3
Six Months Ended April 30, 2019 (unaudited)	$14.87	10.27	%(b)	$269	1.31	%(c)	1.30	%(c)	0.06	%(c)	0.06	%(c)	10.76	%(b)
For The Period 5/01/18^- 10/31/18	$13.44	(17.80	)%(b)	$41	1.32	%(c)	1.32	%(c)	(0.59	)%(c)	(0.59	)%(c)	9.43	%(b)
First Eagle Gold Fund Class R6
Six Months Ended April 30, 2019 (unaudited)	$14.89	10.48	%(b)	$117,484	0.92	%(c)	0.92	%(c)	0.48	%(c)	0.48	%(c)	10.76	%(b)
For The Year Ended October 31, 2018	$13.46	(20.40)%		$74,414	0.91%		0.91%		(0.14)%		(0.14)%		9.43%
For The Period 3/01/17^^^- 10/31/17	$16.91	(3.92	)%(b)	$15,650	0.90	%(c)	0.91	%(c)	(0.51	)%(c)	(0.51	)%(c)	7.90	%(b)
First Eagle Global Income Builder Fund Class A
Six Months Ended April 30, 2019 (unaudited)	$11.97	5.74	%(b)	$385,474	1.17	%(c)	1.17	%(c)	2.38	%(c)	2.38	%(c)	15.52	%(b)
October 31, 2018	$11.45	(2.64)%		$319,003	1.18%		1.18%		2.11%		2.11%		22.15%
October 31, 2017	$12.05	12.39%		$339,792	1.19%		1.19%		2.43%		2.43%		23.18%
October 31, 2016	$10.99	5.76%		$361,605	1.18%		1.18%		3.16%		3.16%		29.76%
October 31, 2015	$10.73	(1.39)%		$410,153	1.19%		1.19%		3.16%		3.16%		29.68%
October 31, 2014	$11.41	4.67%		$439,569	1.26%		1.23%		3.09%		3.12%		18.45%
First Eagle Global Income Builder Fund Class C
Six Months Ended April 30, 2019 (unaudited)	$11.94	5.36	%(b)	$312,740	1.93	%(c)	1.93	%(c)	1.61	%(c)	1.61	%(c)	15.52	%(b)
October 31, 2018	$11.42	(3.38)%		$297,716	1.93%		1.93%		1.35%		1.35%		22.15%
October 31, 2017	$12.02	11.58%		$334,473	1.94%		1.94%		1.69%		1.69%		23.18%
October 31, 2016	$10.96	4.87%		$344,660	1.94%		1.94%		2.40%		2.40%		29.76%
October 31, 2015	$10.71	(2.07)%		$382,467	1.96%		1.96%		2.41%		2.41%		29.68%
October 31, 2014	$11.38	3.90%		$379,188	2.00%		1.97%		2.31%		2.34%		18.45%

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset Value, beginning of Period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Income Builder Fund Class I
Six Months Ended April 30, 2019 (unaudited)	$11.43	0.15	0.52	0.67	(0.15)	—	—	(0.15)
October 31, 2018	$12.02	0.28	(0.55)	(0.27)	(0.26)	—	(0.06)	(0.32)
October 31, 2017	$10.96	0.31	1.07	1.38	(0.32)	—	—	(0.32)
October 31, 2016	$10.71	0.36	0.26	0.62	(0.37)	—	—	(0.37)
October 31, 2015	$11.39	0.38	(0.52)	(0.14)	(0.39)	(0.15)	—	(0.54)
October 31, 2014	$11.23	0.38	0.19	0.57	(0.41)	—	—	(0.41)
First Eagle Global Income Builder Fund Class R3
Six Months Ended April 30, 2019 (unaudited)	$11.43	0.13	0.51	0.64	(0.13)	—	—	(0.13)
For The Period 5/01/18^- 10/31/18	$11.92	0.13	(0.49)	(0.36)	(0.10)	—	(0.03)	(0.13)
First Eagle Global Income Builder Fund Class R6
Six Months Ended April 30, 2019 (unaudited)	$11.42	0.15	0.52	0.67	(0.15)	—	—	(0.15)
For The Year Ended October 31, 2018	$12.01	0.28	(0.54)	(0.26)	(0.27)	—	(0.06)	(0.33)
For The Period 3/01/17^^^- 10/31/17	$11.37	0.20	0.67	0.87	(0.23)	—	—	(0.23)
First Eagle High Yield Fund Class A
Six Months Ended April 30, 2019 (unaudited)	$8.81	0.22	(0.09)	0.13	(0.22)	—	—	(0.22)
October 31, 2018	$9.03	0.47	(0.24)	0.23	(0.45)	—	—	(0.45)
October 31, 2017	$8.99	0.46	0.04	0.50	(0.45)	—	(0.01)	(0.46)
October 31, 2016	$8.90	0.55	0.12	0.67	(0.54)	—	(0.04)	(0.58)
October 31, 2015	$9.96	0.55	(0.96)	(0.41)	(0.56)	(0.09)	—	(0.65)
October 31, 2014	$10.11	0.53	(0.15)	0.38	(0.53)	—	—	(0.53)

First Eagle Funds | Semi-Annual Report | April 30, 2019

					Ratio/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Income Builder Fund Class I
Six Months Ended April 30, 2019 (unaudited)	$11.95	5.88	%(b)	$813,179	0.92	%(c)	0.92	%(c)	2.64	%(c)	2.64	%(c)	15.52	%(b)
October 31, 2018	$11.43	(2.31)%		$742,408	0.92%		0.92%		2.38%		2.38%		22.15%
October 31, 2017	$12.02	12.71%		$717,643	0.93%		0.93%		2.68%		2.68%		23.18%
October 31, 2016	$10.96	5.93%		$509,250	0.92%		0.92%		3.39%		3.39%		29.76%
October 31, 2015	$10.71	(1.14)%		$470,802	0.94%		0.94%		3.41%		3.41%		29.68%
October 31, 2014	$11.39	5.00%		$489,621	1.05%		0.97%		3.25%		3.33%		18.45%
First Eagle Global Income Builder Fund Class R3
Six Months Ended April 30, 2019 (unaudited)	$11.94	5.62	%(b)	$51	1.25	%(c)	1.25	%(c)	2.31	%(c)	2.31	%(c)	15.52	%(b)
For The Period 5/01/18^- 10/31/18	$11.43	(3.02	)%(b)	$48	1.27	%(c)	1.27	%(c)	2.23	%(c)	2.28	%(c)	22.15	%(b)
First Eagle Global Income Builder Fund Class R6
Six Months Ended April 30, 2019 (unaudited)	$11.94	5.90	%(b)	$962	0.89	%(c)	0.89	%(c)	2.67	%(c)	2.67	%(c)	15.52	%(b)
For The Year Ended October 31, 2018	$11.42	(2.27)%		$912	0.88%		0.88%		2.38%		2.38%		22.15%
For The Period 3/01/17^^^- 10/31/17	$12.01	7.68	%(b)	$965	0.89	%(c)	0.89	%(c)	2.55	%(c)	2.55	%(c)	23.18	%(b)
First Eagle High Yield Fund Class A
Six Months Ended April 30, 2019 (unaudited)	$8.72	1.53	%(b)	$78,328	1.31	%(c)	1.21	%(c)	5.06	%(c)	5.16	%(c)	8.62	%(b)
October 31, 2018	$8.81	2.56%		$78,360	1.26%		1.19%		5.17%		5.24%		24.82%
October 31, 2017	$9.03	5.71%		$98,548	1.21%		1.16%		5.02%		5.07%		25.77%
October 31, 2016	$8.99	8.24%		$158,102	1.15%		1.20%		6.45%		6.40%		36.88%
October 31, 2015	$8.90	(4.24)%		$201,685	1.12%		1.16%		5.81%		5.77%		31.62%
October 31, 2014	$9.96	3.74%		$246,954	1.09%		1.09%		5.17%		5.17%		43.02%

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset Value, beginning of Period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle High Yield Fund Class C
Six Months Ended April 30, 2019 (unaudited)	$8.80	0.19	(0.08)	0.11	(0.19)	—	—	(0.19)
October 31, 2018	$9.02	0.40	(0.24)	0.16	(0.38)	—	—	(0.38)
October 31, 2017	$8.98	0.39	0.05	0.44	(0.39)	—	(0.01)	(0.40)
October 31, 2016	$8.89	0.49	0.12	0.61	(0.48)	—	(0.04)	(0.52)
October 31, 2015	$9.95	0.48	(0.96)	(0.48)	(0.49)	(0.09)	—	(0.58)
October 31, 2014	$10.10	0.45	(0.15)	0.30	(0.45)	—	—	(0.45)
First Eagle High Yield Fund Class I
Six Months Ended April 30, 2019 (unaudited)	$8.81	0.23	(0.08)	0.15	(0.23)	—	—	(0.23)
October 31, 2018	$9.04	0.49	(0.25)	0.24	(0.47)	—	—	(0.47)
October 31, 2017	$8.99	0.49	0.05	0.54	(0.48)	—	(0.01)	(0.49)
October 31, 2016	$8.90	0.58	0.12	0.70	(0.57)	—	(0.04)	(0.61)
October 31, 2015	$9.96	0.58	(0.96)	(0.38)	(0.59)	(0.09)	—	(0.68)
October 31, 2014	$10.11	0.55	(0.14)	0.41	(0.56)	—	—	(0.56)
First Eagle High Yield Fund Class R3
Six Months Ended April 30, 2019 (unaudited)	$8.82	0.22	(0.09)	0.13	(0.22)	—	—	(0.22)
For The Period 5/01/18^- 10/31/18	$8.91	0.23	(0.10)	0.13	(0.22)	—	—	(0.22)
First Eagle High Yield Fund Class R6
Six Months Ended April 30, 2019 (unaudited)	$8.82	0.23	(0.09)	0.14	(0.23)	—	—	(0.23)
For The Year Ended October 31, 2018	$9.04	0.49	(0.24)	0.25	(0.47)	—	—	(0.47)
For The Period 3/01/17^^^- 10/31/17	$9.10	0.32	(0.05)	0.27	(0.33)	—	(0.00)**	(0.33)

First Eagle Funds | Semi-Annual Report | April 30, 2019

					Ratio/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Yield Fund Class C
Six Months Ended April 30, 2019 (unaudited)	$8.72	1.27	%(b)	$56,079	2.07	%(c)	1.97	%(c)	4.31	%(c)	4.42	%(c)	8.62	%(b)
October 31, 2018	$8.80	1.68%		$62,749	2.01%		1.94%		4.43%		4.50%		24.82%
October 31, 2017	$9.02	5.06%		$87,479	1.95%		1.90%		4.30%		4.35%		25.77%
October 31, 2016	$8.98	7.46%		$114,139	1.89%		1.94%		5.74%		5.69%		36.88%
October 31, 2015	$8.89	(4.96)%		$129,214	1.87%		1.91%		5.07%		5.03%		31.62%
October 31, 2014	$9.95	2.97%		$184,459	1.84%		1.83%		4.42%		4.43%		43.02%
First Eagle High Yield Fund Class I
Six Months Ended April 30, 2019 (unaudited)	$8.73	1.79	%(b)	$160,534	1.02	%(c)	0.92	%(c)	5.35	%(c)	5.45	%(c)	8.62	%(b)
October 31, 2018	$8.81	2.74%		$184,351	0.97%		0.90%		5.46%		5.53%		24.82%
October 31, 2017	$9.04	6.15%		$278,660	0.91%		0.86%		5.33%		5.38%		25.77%
October 31, 2016	$8.99	8.54%		$315,023	0.86%		0.91%		6.83%		6.78%		36.88%
October 31, 2015	$8.90	(3.97)%		$472,930	0.83%		0.87%		6.10%		6.06%		31.62%
October 31, 2014	$9.96	4.03%		$709,776	0.83%		0.84%		5.43%		5.42%		43.02%
First Eagle High Yield Fund Class R3
Six Months Ended April 30, 2019 (unaudited)	$8.73	1.50	%(b)	$51	1.36	%(c)	1.25	%(c)	5.00	%(c)	5.11	%(c)	8.62	%(b)
For The Period 5/01/18^- 10/31/18	$8.82	1.41	%(b)	$51	1.36	%(c)	1.27	%(c)	4.99	%(c)	5.08	%(c)	24.82	%(b)
First Eagle High Yield Fund Class R6
Six Months Ended April 30, 2019 (unaudited)	$8.73	1.68	%(b)	$2,013	0.98	%(c)	0.88	%(c)	5.35	%(c)	5.45	%(c)	8.62	%(b)
For The Year Ended October 31, 2018	$8.82	2.80%		$401	1.01%		0.93%		5.36%		5.44%		24.82%
For The Period 3/01/17^^^- 10/31/17	$9.04	2.99	%(b)	$114	0.92	%(c)	0.87	%(c)	5.29	%(c)	5.34	%(c)	25.77	%(b)

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset Value, beginning of Period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Fund of America Class A
Six Months Ended April 30, 2019 (unaudited)	$30.53	0.01	1.31	1.32	—	(5.61)	—	(5.61)
October 31, 2018	$38.18	0.08	(4.15)	(4.07)	—	(3.58)	—	(3.58)
October 31, 2017	$32.93	(0.02)	7.41	7.39	(0.07)	(2.07)	—	(2.14)
October 31, 2016	$35.79	0.14	(1.99)	(1.85)	(0.01)	(1.00)	—	(1.01)
October 31, 2015	$38.58	0.05	(0.01)	0.04	(0.12)	(2.71)	—	(2.83)
October 31, 2014	$34.76	0.17	4.26	4.43	(0.09)	(0.52)	—	(0.61)
First Eagle Fund of America Class C
Six Months Ended April 30, 2019 (unaudited)	$24.09	(0.06)	0.87	0.81	—	(5.61)	—	(5.61)
October 31, 2018	$31.08	(0.14)	(3.27)	(3.41)	—	(3.58)	—	(3.58)
October 31, 2017	$27.32	(0.23)	6.06	5.83	—	(2.07)	—	(2.07)
October 31, 2016	$30.07	(0.10)	(1.65)	(1.75)	—	(1.00)	—	(1.00)
October 31, 2015	$32.98	(0.20)	(0.00)**	(0.20)	—	(2.71)	—	(2.71)
October 31, 2014	$29.94	(0.10)	3.66	3.56	—	(0.52)	—	(0.52)
First Eagle Fund of America Class I
Six Months Ended April 30, 2019 (unaudited)	$31.46	0.06	1.37	1.43	—	(5.61)	—	(5.61)
October 31, 2018	$39.15	0.21	(4.30)	(4.09)	(0.02)	(3.58)	—	(3.60)
October 31, 2017	$33.72	0.08	7.59	7.67	(0.17)	(2.07)	—	(2.24)
October 31, 2016	$36.62	0.24	(2.04)	(1.80)	(0.10)	(1.00)	—	(1.10)
October 31, 2015	$39.39	0.16	(0.00)**	0.16	(0.22)	(2.71)	—	(2.93)
October 31, 2014	$35.47	0.25	4.36	4.61	(0.17)	(0.52)	—	(0.69)
First Eagle Fund of America Class Y
Six Months Ended April 30, 2019 (unaudited)	$31.31	0.01	1.37	1.38	—	(5.61)	—	(5.61)
October 31, 2018	$39.07	0.09	(4.27)	(4.18)	—	(3.58)	—	(3.58)
October 31, 2017	$33.67	(0.03)	7.58	7.55	(0.08)	(2.07)	—	(2.15)
October 31, 2016	$36.56	0.14	(2.03)	(1.89)	(0.00)**	(1.00)	—	(1.00)
October 31, 2015	$39.35	0.05	(0.02)	0.03	(0.11)	(2.71)	—	(2.82)
October 31, 2014	$35.42	0.17	4.34	4.51	(0.06)	(0.52)	—	(0.58)
First Eagle Funds | Semi-Annual Report | April 30, 2019

					Ratio/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Fund of America Class A
Six Months Ended April 30, 2019 (unaudited)	$26.24	6.77	%(b)	$318,612	1.40	%(c)	1.40	%(c)	0.09	%(c)	0.10	%(c)	7.54	%(b)
October 31, 2018	$30.53	(11.84)%		$388,961	1.32%		1.32%		0.23%		0.23%		60.29%
October 31, 2017	$38.18	23.56%		$622,389	1.31%		1.31%		(0.07)%		(0.07)%		57.02%
October 31, 2016	$32.93	(5.30	)%(d)	$865,109	1.32%		1.32%		0.43%		0.43%		55.06%
October 31, 2015	$35.79	0.19%		$1,331,912	1.35%		1.35%		0.12%		0.12%		32.23%
October 31, 2014	$38.58	12.92%		$1,204,402	1.36%		1.36%		0.45%		0.45%		35.18%
First Eagle Fund of America Class C
Six Months Ended April 30, 2019 (unaudited)	$19.29	6.33	%(b)	$159,919	2.15	%(c)	2.15	%(c)	(0.63	)%(c)	(0.63	)%(c)	7.54	%(b)
October 31, 2018	$24.09	(12.48)%		$244,240	2.06%		2.06%		(0.51)%		(0.51)%		60.29%
October 31, 2017	$31.08	22.61%		$401,699	2.06%		2.06%		(0.81)%		(0.81)%		57.02%
October 31, 2016	$27.32	(5.99	)%(d)	$509,568	2.08%		2.08%		(0.35)%		(0.35)%		55.06%
October 31, 2015	$30.07	(0.55)%		$742,365	2.10%		2.10%		(0.63)%		(0.63)%		32.23%
October 31, 2014	$32.98	12.06%		$631,696	2.11%		2.11%		(0.31)%		(0.31)%		35.18%
First Eagle Fund of America Class I
Six Months Ended April 30, 2019 (unaudited)	$27.28	6.86	%(b)	$457,309	1.08	%(c)	1.08	%(c)	0.42	%(c)	0.42	%(c)	7.54	%(b)
October 31, 2018	$31.46	(11.53)%		$612,845	1.02%		1.02%		0.58%		0.58%		60.29%
October 31, 2017	$39.15	23.91%		$829,414	1.01%		1.01%		0.22%		0.22%		57.02%
October 31, 2016	$33.72	(5.01	)%(d)	$808,426	1.03%		1.03%		0.71%		0.71%		55.06%
October 31, 2015	$36.62	0.48%		$1,167,750	1.05%		1.05%		0.41%		0.41%		32.23%
October 31, 2014	$39.39	13.20%		$887,507	1.11%		1.11%		0.66%		0.66%		35.18%
First Eagle Fund of America Class Y
Six Months Ended April 30, 2019 (unaudited)	$27.08	6.76	%(b)	$257,901	1.38	%(c)	1.38	%(c)	0.11	%(c)	0.11	%(c)	7.54	%(b)
October 31, 2018	$31.31	(11.85)%		$280,977	1.33%		1.33%		0.26%		0.26%		60.29%
October 31, 2017	$39.07	23.54%		$397,293	1.31%		1.31%		(0.09)%		(0.09)%		57.02%
October 31, 2016	$33.67	(5.28	)%(d)	$385,995	1.33%		1.33%		0.40%		0.40%		55.06%
October 31, 2015	$36.56	0.18%		$495,822	1.36%		1.36%		0.12%		0.12%		32.23%
October 31, 2014	$39.35	12.91%		$527,831	1.36%		1.36%		0.45%		0.45%		35.18%

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset Value, beginning of Period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Fund of America Class R3
Six Months Ended April 30, 2019 (unaudited)	$31.40	0.01	1.38	1.39	—	(5.61)	—	(5.61)
For The Period 5/01/18^- 10/31/18	$35.19	0.14	(3.93)	(3.79)	—	—	—	—
First Eagle Fund of America Class R6
Six Months Ended April 30, 2019 (unaudited)	$31.46	0.04	1.41	1.45	—	(5.61)	—	(5.61)
For The Year Ended October 31, 2018	$39.15	0.65	(4.73)	(4.08)	(0.03)	(3.58)	—	(3.61)
For The Period 3/01/17^^^- 10/31/17	$35.44	0.02	3.69	3.71	—	—	—	—

^  Class R3 commenced investment operations on May 1, 2018.

^^  Class R4 commenced investment operations on January 17, 2018.

^^^  Class R6 commenced investment operations on March 1, 2017.

^^^^  Class R5 commenced investment operations on March 11, 2019.

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

(a)  Does not take into account the sales charge of 5.00% for Class A shares for all Funds, except First Eagle High Yield Fund, which has a sales charge of 4.50% and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(b)  Not Annualized

(c)   Annualized

(d)  In 2016, the Fund received a voluntary reimbursement by the subadviser for a realized investment loss. By excluding this reimbursement, total returns would have been -5.30%, -6.02%, -5.01% and -5.31% for Class A, Class C, Class I and Class Y, respectively.

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

					Ratio/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Fund of America Class R3
Six Months Ended April 30, 2019 (unaudited)	$27.18	6.73	%(b)	$48	1.40	%(c)	1.39	%(c)	0.09	%(c)	0.09	%(c)	7.54	%(b)
For The Period 5/01/18^- 10/31/18	$31.40	(10.74	)%(b)	$45	1.38	%(c)	1.38	%(c)	0.79	%(c)	0.79	%(c)	60.29	%(b)
First Eagle Fund of America Class R6
Six Months Ended April 30, 2019 (unaudited)	$27.30	6.98	%(b)	$24,702	0.99	%(c)	0.99	%(c)	0.33	%(c)	0.33	%(c)	7.54	%(b)
For The Year Ended October 31, 2018	$31.46	(11.53)%		$4,362	0.98%		0.98%		1.85%		1.86%		60.29%
For The Period 3/01/17^^^- 10/31/17	$39.15	10.47	%(b)	$397	1.00	%(c)	1.00	%(c)	0.09	%(c)	0.09	%(c)	57.02	%(b)

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

Note 1 — Significant Accounting Policies

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America (each individually a "Fund" or collectively the "Funds"). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares. Class R4 shares (except for First Eagle Global Fund and First Eagle Overseas Fund) and Class R5 shares (except for First Eagle Overseas Fund) are not currently funded, but are available for investment.

Class Y on First Eagle Fund of America is closed to new investors, subject to certain limited exceptions. Additional information can be found in the Fund's prospectus.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership ("BCP CC Holdings"). BCP CC Holdings GP L.L.C., a Delaware limited liability company ("BCP CC Holdings GP"), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. ("BCP VI") and Corsair IV Financial Services Capital Partners L.P. ("Corsair IV"). BCP VI and Corsair IV are indirectly controlled by The Blackstone Group L.P. ("Blackstone") and Corsair Capital LLC ("Corsair"), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Value Fund (the "U.S. Value Fund"), and First Eagle Gold Fund (the "Gold Fund") may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a "Subsidiary" or collectively "the Subsidiaries"). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2019, the First Eagle Global Cayman Fund, Ltd. has $3,958,312,073 in net assets, representing 7.87% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2019, the First Eagle Overseas Cayman Fund, Ltd. has $970,734,453 in net assets, representing 7.01% of the Overseas Fund's net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2019, the First Eagle U.S. Value Cayman Fund, Ltd. has $162,509,890 in net assets, representing 9.53% of the U.S. Value Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All inter-

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

company transactions and balances have been eliminated. As of April 30, 2019, the First Eagle Gold Cayman Fund, Ltd. has $198,668,519 in net assets, representing 21.39% of the Gold Fund's net assets.

b)  Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last sales price if an official closing price is not available) as of the local market close on the exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Prior to April 8, 2019, all bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available, were generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 3:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Valuation Committee, at least annually, will review the pricing service's inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes (normally 4:00 p.m. Eastern Time), as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE (normally 4:00 p.m. Eastern Time) are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees ("Board"). The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets and security-specific events. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation and Liquidity Committee (the "Committee") to oversee the execution of the valuation and liquidity procedures for the Funds.

The following is a summary of the Funds' inputs used to value the Funds' investments as of April 30, 2019:

First Eagle Global Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$22,854,263,636	$15,285,437,186 (a)	$18,875,373		$38,158,576,195
Corporate Bonds	—	—	5,453,333	(b)	5,453,333
Commodities*	—	4,349,802,618	—		4,349,802,618
Foreign Government Securities	—	281,534,822	—	^	281,534,822
Short-Term Investments	1,258,358	7,288,903,685	—		7,290,162,043
Forward Foreign Currency Exchange Contracts**	—	44,789,434	—		44,789,434
Total	$22,855,521,994	$27,250,467,745	$24,328,706		$50,130,318,445
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(2,669,456)	$—		$(2,669,456)
Total	$—	$(2,669,456)	$—		$(2,669,456)

(a)  At April 30, 2019, certain non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note 1(b) for additional details. Certain other securities are identified within Level 2 due to other significant observable inputs.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

First Eagle Global Fund (continued)

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

^  Fair value represents zero.

Fair Value Level 3 activity for the six-month period ended April 30, 2019 was as follows:

	Common Stocks	Corporate Bonds	Foreign Government Securities		Total Value
Beginning Balance — market value	$17,553,847	$5,425,998	$—	^	$22,979,845
Purchases(1)	—	—	—		—
Sales(2)	—	—	—		—
Transfer In — Level 3	—	—	—		—
Transfer Out — Level 3	—	—	—		—
Accrued Amortization	—	17,843	—		17,843
Realized Gains (Losses)	—	—	—		—
Change in Unrealized Appreciation (Depreciation)	1,321,526	9,492	—		1,331,018
Ending Balance — market value	$18,875,373	$5,453,333	$—	^	$24,328,706
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,321,526	$9,492	$—		$1,331,018

^  Fair value represents zero.

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$18,875,373	Comparable Security	Market Discount	30	% (30%)
Foreign Government Securities	$—	Discounted Cash Flow	Estimated Recoverability	0	% (0%)
Total	$18,875,373

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

First Eagle Overseas Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets:†
Common Stocks	$2,794,252,294	$7,784,845,350 (a)	$45,925,659	$10,625,023,303
Commodities*	—	1,226,977,768	—	1,226,977,768
Foreign Government Securities	—	111,971,714	—	111,971,714
Short-Term Investments	138,654	1,777,299,868	—	1,777,438,522
Forward Foreign Currency Exchange Contracts**	—	24,596,028	—	24,596,028
Total	$2,794,390,948	$10,925,690,728	$45,925,659	$13,766,007,335
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(1,119,353)	$—	$(1,119,353)
Total	$—	$(1,119,353)	$—	$(1,119,353)

(a)  At April 30, 2019, certain non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the six-month period ended April 30, 2019 was as follows:

Common Stocks
Beginning Balance — market value	$49,124,497
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(3,198,838)
Ending Balance — market value	$45,925,659
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(3,198,838)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

First Eagle Overseas Fund (continued)

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$23,006,762	Comparable Security Market	Market Discount Enterprise	30% (30%)
	$22,918,897	Comparable Companies	Value Multiple	0.69x- 7.25x (2.38x)
Common Stocks	$45,925,659

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

First Eagle U.S. Value Fund

Description	Level 1	Level 2		Level 3‡		Total
Assets:†
Common Stocks	$1,202,626,124	$9,241,317	(a)	$—		$1,211,867,441
Corporate Bonds	—	34,751,669		598,500	(b)	35,350,169
Commodities*	—	162,523,553		—		162,523,553
Short-Term Investments	36,937	299,340,132		—		299,377,069
Total	$1,202,663,061	$505,856,671		$598,500		$1,709,118,232

(a)  At April 30, 2019, these non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

Fair Value Level 3 activity for the six-month period ended April 30, 2019 was as follows:

Corporate Bonds
Beginning Balance — market value	$595,500
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	2,047
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	953
Ending Balance — market value	$598,500
Change in unrealized gains or (losses) relating to assets still held at reporting date	$953

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

First Eagle Gold Fund

Description	Level 1	Level 2		Level 3‡	Total
Assets:†
Common Stocks	$571,662,833	$70,956,183	(a)	$—	$642,619,016
Commodities*	—	198,760,787		—	198,760,787
Rights	—	—		1,511,301	1,511,301
Short-Term Investments	36,161	51,230,309		—	51,266,470
Total	$571,698,994	$320,947,279		$1,511,301	$894,157,574

(a)  At April 30, 2019, these non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold and silver bullion.

Fair Value Level 3 activity for the six-month period ended April 30, 2019 was as follows:

Rights
Beginning Balance — market value	$—
Purchases(1)	45,973,715
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(44,462,414)
Ending Balance — market value	$1,511,301
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(44,462,414)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

First Eagle Global Income Builder Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$380,369,482	$458,346,477 (a)	$—		$838,715,959
Corporate Bonds	—	336,808,615	—		336,808,615
Closed End Funds	—	9,345,153	—		9,345,153
Commodities*	—	76,375,022	—		76,375,022
Foreign Government Securities	—	5,756,372	—		5,756,372
Loan Assignments	—	13,549,412	5,379,121	(b)	18,928,533
Preferred Stocks	1,648,983	—	—		1,648,983
Short-Term Investments	13,085	117,952,100	—		117,965,185
U.S. Treasury Obligations	—	90,588,465	—		90,588,465
Forward Foreign Currency Exchange Contracts**	—	1,470,237	—		1,470,237
Total	$382,031,550	$1,110,191,853	$5,379,121		$1,497,602,524
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(122,534)	$—		$(122,534)
Total	$—	$(122,534)	$—		$(122,534)

(a)  At April 30, 2019, these non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

Fair Value Level 3 activity for the six-month ended April 30, 2019 was as follows:

First Eagle Global Income Builder Fund (continued)

Loan Assignments
Beginning Balance — market value	$16,701,525
Purchases(1)	—
Sales(2)	(11,912,058)
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	21,844
Realized Gains (Losses)	36,407
Change in Unrealized Appreciation (Depreciation)	531,403
Ending Balance — market value	$5,379,121
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(56,519)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Yield Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$—	$—	$8,977,460		$8,977,460
Corporate Bonds	—	249,099,482	—		249,099,482
Loan Assignments	—	9,782,804	6,707,305	(a)	16,490,109
Short-Term Investments	2,416	17,025,774	—		17,028,190
Forward Foreign Currency Exchange Contracts**	—	79,007	—		79,007
Total	$2,416	$275,987,067	$15,684,765		$291,674,248
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(474)	$—		$(474)
Total	$—	$(474)	$—		$(474)

(a)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

Fair Value Level 3 activity for the six-month period ended April 30, 2019 was as follows:

First Eagle High Yield Fund (continued)

	Common Stocks	Loan Assignments	Total Value
Beginning Balance — market value	$10,393,732	$17,192,569	$27,586,301
Purchases(1)	—	—	—
Sales(2)	—	(11,130,532)	(11,130,532)
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued Amortization	—	61,630	61,630
Realized Gains (Losses)	—	57,631	57,631
Change in Unrealized Appreciation (Depreciation)	(1,416,272)	526,007	(890,265)
Ending Balance — market value	$8,977,460	$6,707,305	$15,684,765
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(1,416,272)	$(103,562)	$(1,519,834)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
		Market	Indicative Broker Quotes (Mid) Enterprise	$34.50 - $37.00 ($35.50)
	$8,977,460	Comparable Companies	Value Multiple	0.18 5.54x (2.86x)x -
Common Stocks	$8,977,460
Total	$8,977,460

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$1,146,680,517	$—	$—	$1,146,680,517
Options Purchased	36,903,000	—	—	36,903,000
Short-Term Investments	67,948,937	—	—	67,948,937
Total	$1,251,532,454	$—	$—	$1,251,532,454
Liabilities:
Written Options (Sold Short)	$(30,062,263)	$—	$—	$(30,062,263)
Total	$(30,062,263)	$—	$—	$(30,062,263)

†  See Schedule of Investments for additional detailed categorizations.

c)  Investment transactions and income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group. Such costs are generally allocated using the ratio of the Fund's average daily net assets relative to the total average daily net assets of the First Eagle Variable Funds. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

e)  Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund's portfolio. For the six-month period ended April 30, 2019, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund	First Eagle High Yield Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$—	$91,633,009	$1,948,198	$1,393,083
Average Settlement Value — Sold	2,405,510,939	1,248,225,541	63,716,093	3,758,764

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter ("OTC") derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds' custodian bank. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At April 30, 2019, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$44,789,434	$2,669,456	$47,596,253	$(25,421,623)

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

First Eagle Overseas Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$24,596,028	$1,119,353	$25,445,258	$(14,252,762)

First Eagle Global Income Builder Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$1,470,237	$122,534	$1,424,352	$(470,455)

First Eagle High Yield Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$79,007	$474	$63,569	$49,888

(1)  Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)  Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)  Statement of Operations location: Net realized gains (losses) from settlement of forward foreign currency exchange contracts.

(4)  Statement of Operations location: Changes in unrealized appreciation (depreciation) of forward foreign currency exchange contracts.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of April 30, 2019:

First Eagle Global Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$11,987,773	$—	$—	$11,987,773
Goldman Sachs	15,591,611	(326,715)	(15,240,000)	24,896
HSBC Bank plc	10,035,418	(94,347)	—	9,941,071
JPMorgan Chase Bank	5,937,885	(351,812)	—	5,586,073
UBS AG	1,236,747	(1,236,747)	—	—
	$44,789,434	$(2,009,621)	$(15,240,000)	$27,539,813
Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Goldman Sachs	$326,715	$(326,715)	$—	$—
HSBC Bank plc	94,347	(94,347)	—	—
JPMorgan Chase Bank	351,812	(351,812)	—	—
UBS AG	1,896,582	(1,236,747)	—	659,835
	$2,669,456	$(2,009,621)	$—	$659,835

First Eagle Overseas Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$7,052,821	$—	$—	$7,052,821
Goldman Sachs	9,430,975	(168,696)	(9,240,000)	22,279
HSBC Bank plc	2,932,906	(41,299)	—	2,891,607
JPMorgan Chase Bank	3,005,702	(149,784)	—	2,855,918
UBS AG	2,173,624	(759,574)	—	1,414,050
	$24,596,028	$(1,119,353)	$(9,240,000)	$14,236,675

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

First Eagle Overseas Fund (continued)

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Goldman Sachs	$168,696	$(168,696)	$—	$—
HSBC Bank plc	41,299	(41,299)	—	—
JPMorgan Chase Bank	149,784	(149,784)	—	—
UBS AG	759,574	(759,574)	—	—
	$1,119,353	$(1,119,353)	$—	$—

First Eagle Global Income Builder Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$391,346	$—	$—	$391,346
Goldman Sachs	324,248	(3,996)	(320,252)	—
HSBC Bank plc	231,850	(3,195)	—	228,655
JPMorgan Chase Bank	233,202	(18,095)	—	215,107
UBS AG	289,591	(97,248)	—	192,343
	$1,470,237	$(122,534)	$(320,252)	$1,027,451
Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Goldman Sachs	$3,996	$(3,996)	$—	$0
HSBC Bank plc	3,195	(3,195)	—	0
JPMorgan Chase Bank	18,095	(18,095)	—	0
UBS AG	97,248	(97,248)	—	0
	$122,534	$(122,534)	$—	$—

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

First Eagle High Yield Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$79,007	$(474)	$—	$78,533
Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$474	$(474)	$—	$—

g)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

As of April 30, 2019 for First Eagle Fund of America, portfolio securities valued at $349,553,637 were earmarked to cover collateral requirements for written options.

For the six-month period ended April 30, 2019 for First Eagle Fund of America, the average monthly outstanding contract amount for written options and purchased options totaled 41,150 and 20,271 respectively.

At April 30, 2019, the First Eagle Fund of America had the following options grouped into appropriate risk categories illustrated below:

First Eagle Fund of America

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$30,062,263	$11,450,944	$(14,749,219)
Equity — Purchased options	36,903,000	—	(7,530,199)	14,366,866

(1)  Statements of Assets and Liabilities location: Investments in securities of unaffiliated issuers.

(2)  Statements of Assets and Liabilities location: Option contracts written, at value.

(3)  Statements of Operations location: Net realized gains (losses) from expiration or closing of option contracts written and transactions in investment securities of unaffiliated issuers.

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of option contracts written and investment securities of unaffiliated issuers.

h)  Repurchase agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser's credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

i)  Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors").

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

j)  Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. TIPS are subject to interest rate risk.

k)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

l)  United States income taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle High Yield Fund and the First Eagle Global Income Builder Fund which declare income daily and pay monthly.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

m)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

n)  Use of estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

o)  Redemption Fee — A redemption fee of 2% will be applied to the First Eagle Gold Fund for the sale or exchange within 60 days of the purchase of such shares.

p)  Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement"), an annual advisory fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Value Fund	0.75	(1)
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle High Yield Fund	0.70	(2)
First Eagle Fund of America	0.90	(3)

(1)  The Adviser has agreed to waive First Eagle U.S. Value Fund's management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 29, 2020. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.

(2)  The Adviser has agreed to waive First Eagle High Yield Fund's management fee at an annual rate in the amount of 0.10% of the average daily value of the Fund's net assets for the period through February 29, 2020. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.60.

(3)  The Adviser receives an annual advisory fee at the rate of 0.90% of the first $2.25 billion of the Fund's average daily net assets, 0.85% of the next $2.75 billion of the average daily net assets and 0.80% in excess of $5 billion of the average daily net assets. For the six-month period ended April 30, 2019 the effective rate was 0.90%.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

Pursuant to a subadvisory agreement, dated December 1, 2015 ("Subadvisory Agreement") Iridian Asset Management LLC ("Iridian" or "Sub-Adviser") manages the investments of the First Eagle Fund of America. The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) fees received by the Fund's distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and are further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with the Adviser, the Funds (except for First Eagle Global Income Builder Fund and First Eagle High Yield Fund which pay the fee described in the next paragraph) reimburse the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

Pursuant to Administrative Services Agreements between each of First Eagle Global Income Builder Fund and First Eagle High Yield Fund, and the Adviser, each pay the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

For the six-month period ended April 30, 2019, the Funds paid/reimbursed and had payable to the Adviser amounts shown below:

Fund	Reimbursed to Adviser	Payable to Adviser
First Eagle Global Fund	$1,547,985	$263,390
First Eagle Overseas Fund	574,749	119,753
First Eagle U.S. Value Fund	196,025	38,433
First Eagle Gold Fund	173,826	44,922
First Eagle Global Income Builder Fund	359,322	62,105
First Eagle High Yield Fund	78,478	12,209
First Eagle Fund of America	170,517	48,565

The Funds have entered into a custody agreement with J.P. Morgan Chase Bank, N.A. ("JPM"). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Funds' portfolio securities and other assets. JPM has directly entered into sub-custodial agreements to maintain the custody of gold and silver bullion in the Funds. Under the terms of the custody agreement between the Funds and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Funds. JPM is also required, upon the order of the Funds, to deliver securities held by JPM and the sub-custodian, and to make payments for securities purchased by the Funds. JPM has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

The Funds have also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Funds' administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the six-month period ended April 30, 2019, FEF Distributors, LLC realized $220,954, $13,068, $12,107, $10,365, $15,392, $4,271 and $5,985, pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of April 30, 2019, balances to the Plan are included in the fees payable to the Trustees on the Statements of Assets and Liabilities.

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC (the "Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America pay the Distributor monthly a distribution and/or service fee with respect to Class A, Class C, Class Y, Class R3 and Class R4 shares based on each Fund's average daily net assets as shown in the table below. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

Fund	Class A	Class C	Class Y	Class R3	Class R4
First Eagle Global Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Overseas Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle U.S. Value Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Gold Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Global Income Builder Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle High Yield Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Fund of America	0.25%	1.00%	0.25%	0.35%	0.10%

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six-month period ended April 30, 2019, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

The Service fee covers expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six-month period ended April 30, 2019, the services fees incurred by the Funds are disclosed in the Statements of Operations.

Note 4 — Purchases and Sales of Securities

For the six-month period ended April 30, 2019, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Global Fund	$2,055,670,070	$5,666,392,745	$—	$113,938,374
First Eagle Overseas Fund	320,276,627	1,609,329,330	—	35,950,298
First Eagle U.S. Value Fund	77,116,513	279,038,902	—	—
First Eagle Gold Fund	95,798,212	196,264,360	—	—
First Eagle Global Income Builder Fund	166,269,275	203,450,370	37,569,191	—
First Eagle High Yield Fund	24,090,535	54,800,219	—	—
First Eagle Fund of America	96,874,353	472,521,808	—	—

Note 5 — Line of Credit

On June 18, 2018, the Funds renewed a $200 million committed, unsecured line of credit ("Credit Facility") with JPM for the Funds, to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement, each Fund has agreed to pay an annual commitment fee on the unused balance, allocated pro rata, based on the relative asset size of the Funds. A portion of the commitment fees related to the line of credit are paid by the Funds and are included in other expenses in the Statements of Operations.

The Funds had the following borrowing during the period.

Fund	Average Borrowings	Average Interest Rate %	Number of Days Outstanding	Interest Paid
First Eagle Fund of America Fund	$6,375,000	3.47%	8	$4,903

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

Note 6 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The First Eagle High Yield Fund and First Eagle Global Income Builder Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 7 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the six-month period ended April 30, 2019.

Note 8 — New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurements ("ASU 2018-13"). The amendments in ASU 2018-13 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Notes to Financial Statements

The Funds have elected to early adopt ASU 2018-13 and the amendments are reflected in the current year financial statements. The adoption had no effect on the Funds' net assets or results of operations.

Note 9 — Subsequent Events

Effective July 1, 2019 through February 28, 2021, the Adviser has contractually agreed to waive its management fee with respect to the first $2.25 billion of the First Eagle Fund of America's (the "Fund") average daily net assets by 0.05%, which has the effect of reducing the annual management fee with respect to the first $2.25 billion of the Fund's average daily net assets from 0.90% to 0.85%. The management fee breakpoints with respect to the Fund's average daily net assets in excess of $2.25 billion up to $5 billion and in excess of $5 billion will remain unchanged, and are 0.85% and 0.80%, respectively.

Effective July 8, 2019, with respect to the First Eagle Global Income Builder Fund and the First Eagle High Yield Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Fund Expenses (unaudited)

Example

As a shareholder of the First Eagle Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2018 and held for the six-months ended April 30, 2019.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Funds | Semi-Annual Report | April 30, 2019

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return without Sales Charges(2)	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Global Fund
Class A	7.50%	$1,000	$1075.00	1.11%	$5.71
Class C	7.09	1,000	1070.90	1.87	9.60
Class I	7.63	1,000	1076.30	0.85	4.38
Class R3	7.44	1,000	1074.40	1.18	6.07
Class R4	7.54	1,000	1075.40	1.01	5.20
Class R6	7.66	1,000	1076.60	0.79	4.07
First Eagle Overseas Fund
Class A	7.01	1,000	1070.10	1.16	5.95
Class C	6.61	1,000	1066.10	1.90	9.73
Class I	7.15	1,000	1071.50	0.88	4.52
Class R3	6.97	1,000	1069.70	1.16	5.95
Class R4	7.08	1,000	1070.80	1.02	5.24
Class R5(4)	3.17	1,000	1031.70	1.09	1.52	(5)
Class R6	7.19	1,000	1071.90	0.80	4.11
First Eagle U.S. Value Fund
Class A	7.40	1,000	1074.00	1.11	5.71
Class C	6.95	1,000	1069.50	1.88	9.65
Class I	7.56	1,000	1075.60	0.84	4.32
Class R3	7.37	1,000	1073.70	1.17	6.02
Class R6	7.54	1,000	1075.40	0.77	3.96
First Eagle Gold Fund
Class A	10.24	1,000	1102.40	1.31	6.83
Class C	9.84	1,000	1098.40	2.10	10.93
Class I	10.42	1,000	1104.20	1.04	5.43
Class R3	10.27	1,000	1102.70	1.30	6.78
Class R6	10.48	1,000	1104.80	0.92	4.80
First Eagle Global Income Builder Fund
Class A	5.74	1,000	1057.40	1.17	5.97
Class C	5.36	1,000	1053.60	1.93	9.83
Class I	5.88	1,000	1058.80	0.92	4.70
Class R3	5.62	1,000	1056.20	1.25	6.37
Class R6	5.90	1,000	1059.00	0.89	4.54

First Eagle Funds | Semi-Annual Report | April 30, 2019

Fund Expenses (unaudited)

Based on Actual Total Return(1)—(continued)

	Actual Total Return without Sales Charges(2)	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(3)
First Eagle High Yield Fund
Class A	1.53%	$1,000	$1015.30	1.21%	$6.05
Class C	1.27	1,000	1012.70	1.97	9.83
Class I	1.79	1,000	1017.90	0.92	4.60
Class R3	1.50	1,000	1015.00	1.25	6.25
Class R6	1.68	1,000	1016.80	0.88	4.40
First Eagle Fund of America
Class A	6.77	1,000	1067.70	1.40	7.18
Class C	6.33	1,000	1063.30	2.15	11.00
Class I	6.86	1,000	1068.60	1.08	5.54
Class Y	6.76	1,000	1067.60	1.38	7.07
Class R3	6.73	1,000	1067.30	1.39	7.12
Class R6	6.98	1,000	1069.80	0.99	5.08

(1)  For the six-months ended April 30, 2019.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(4)  Class R5 commenced investment operations on March 11, 2019.

(5)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 50/365 (to reflect the actual days in the period).

First Eagle Funds | Semi-Annual Report | April 30, 2019

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the First Eagle Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on November 1, 2018 and held for the six-months ended April 30, 2019.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Funds | Semi-Annual Report | April 30, 2019

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid For the Period(2)
First Eagle Global Fund
Class A	5.00%	$1,000	$1019.29	1.11%	$5.56
Class C	5.00	1,000	1015.52	1.87	9.35
Class I	5.00	1,000	1020.58	0.85	4.26
Class R3	5.00	1,000	1018.94	1.18	5.91
Class R4	5.00	1,000	1019.79	1.01	5.06
Class R6	5.00	1,000	1020.88	0.79	3.96
First Eagle Overseas Fund
Class A	5.00	1,000	1019.04	1.16	5.81
Class C	5.00	1,000	1015.37	1.90	9.49
Class I	5.00	1,000	1020.43	0.88	4.41
Class R3	5.00	1,000	1019.04	1.16	5.81
Class R4	5.00	1,000	1019.74	1.02	5.11
Class R5(3)	5.00	1,000	1019.39	1.09	5.46
Class R6	5.00	1,000	1020.83	0.80	4.01
First Eagle U.S. Value Fund
Class A	5.00	1,000	1019.29	1.11	5.56
Class C	5.00	1,000	1015.47	1.88	9.39
Class I	5.00	1,000	1020.63	0.84	4.21
Class R3	5.00	1,000	1018.99	1.17	5.86
Class R6	5.00	1,000	1020.98	0.77	3.86
First Eagle Gold Fund
Class A	5.00	1,000	1018.30	1.31	6.56
Class C	5.00	1,000	1014.38	2.10	10.49
Class I	5.00	1,000	1019.64	1.04	5.21
Class R3	5.00	1,000	1018.35	1.30	6.51
Class R6	5.00	1,000	1020.23	0.92	4.61
First Eagle Global Income Builder Fund
Class A	5.00	1,000	1018.99	1.17	5.86
Class C	5.00	1,000	1015.22	1.93	9.64
Class I	5.00	1,000	1020.23	0.92	4.61
Class R3	5.00	1,000	1018.60	1.25	6.26
Class R6	5.00	1,000	1020.38	0.89	4.46

First Eagle Funds | Semi-Annual Report | April 30, 2019

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)—(continued)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid For the Period(2)
First Eagle High Yield Fund
Class A	5.00%	$1,000	$1018.79	1.21%	$6.06
Class C	5.00	1,000	1015.03	1.97	9.84
Class I	5.00	1,000	1020.23	0.92	4.61
Class R3	5.00	1,000	1018.60	1.25	6.26
Class R6	5.00	1,000	1020.43	0.88	4.41
First Eagle Fund of America
Class A	5.00	1,000	1017.85	1.40	7.00
Class C	5.00	1,000	1014.13	2.15	10.74
Class I	5.00	1,000	1019.44	1.08	5.41
Class Y	5.00	1,000	1017.95	1.38	6.90
Class R3	5.00	1,000	1017.90	1.39	6.95
Class R6	5.00	1,000	1019.89	0.99	4.96

(1)  For the six-months ended April 30, 2019.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(3)  Class R5 commenced investment operations on March 11, 2019.

First Eagle Funds | Semi-Annual Report | April 30, 2019

General Information

Form N-PORT and Form N-Q portfolio schedule

The First Eagle Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. Prior to March 31, 2019, each fund filed a complete schedule of its fund holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Funds' Form N-PORT and Form N-Q are available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT and Form N-Q from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds' proxy voting policies, (2) a description of the Funds' proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Jean-Marie Eveillard

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Officers

Mehdi Mahmud

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Albert Pisano

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Tricia Larkin

Treasurer

Michael Luzzatto

Vice President

Neal Ashinsky

Assistant Treasurer

Thomas Meyer

Assistant Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Shearman & Sterling LLP

599 Lexington Avenue
New York, NY 10022

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, New York, 11245

Shareholder Servicing Agent

DST Systems, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

First Eagle Funds | Semi-Annual Report | April 30, 2019

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048

800.334.2143 www.feim.com

Item 2.                                 Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.  Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.                                 Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.                                 Principal Accountant Fees and Services

Not applicable to this semi-annual report.

Item 5.                                 Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.                                 Schedule of Investments.

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.                                 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.                                 Portfolio Managers of Closed-End Management Investment Companies.

Not applicable at this time.

Item 9.                                 Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.                          Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 11.                          Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                          Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):  Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date: July 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer

Date:  July 3, 2019

By (Signature and Title)*	/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer

Date:  July 3, 2019

*                            Print the name and title of each signing officer under his or her signature.